United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05


                 Date of Reporting Period: Quarter ended 1/31/05


Item 1.     Schedule of Investments





Alabama Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value


                         Short-Term Municipals--103.0%1
                         Alabama--103.0%
$  10,900,000      2      ABN AMRO MuniTOPS Certificates Trust
                         (Alabama Non-AMT)/(Series 2002-21), 2.05%
                         TOBs (Birmingham, AL Waterworks & Sewer
                         Board)/(MBIA Insurance Corp. INS)/(ABN AMRO
                         Bank NV, Amsterdam LIQ), Optional Tender
                         5/26/2005                                           $     10,900,000
   1,250,000             Alabama HFA Multi-Family Housing, (2000
                         Series A:Turtle Lake) Weekly VRDNs (Double
                         Lake Ventures LLC)/(FNMA LOC)                             1,250,000
   9,980,000             Alabama HFA Multi-Family Housing, (Series
                         2004B) Weekly VRDNs (Park at Rocky Ridge
                         Ltd.)/(SouthTrust Bank LOC)                               9,980,000
   3,310,000       2     Alabama HFA Single Family, (PT-658) Weekly
                         VRDNs (GNMA COL)/(BNP Paribas SA LIQ)                     3,310,000
   4,855,000       2     Alabama HFA Single Family, Variable Rate
                         Certificates (Series 1997J) Weekly VRDNs
                         (GNMA COL)/(Bank of America N.A. LIQ)                     4,855,000
   9,265,000             Alabama Space Science Exhibit Finance
                         Authority (Series 2001: Saturn V Project),
                         Weekly VRDNs (Alabama Space Science Exhibit
                         Commission)/(Amsouth Bank N.A., Birmingham
                         LOC)                                                      9,265,000
   3,800,000             Alabama State IDA, Revenue Bonds Weekly VRDNs
                         (Southern Bag Corp. Ltd.)/(Fleet National
                         Bank LOC)                                                 3,800,000
   3,755,000       2     Alabama State Public School & College
                         Authority, (PA-918R) Weekly VRDNs (Merrill
                         Lynch & Co., Inc. LIQ)                                    3,755,000
   12,160,000      2      Alabama State Public School & College
                         Authority, (PT-435), 1.35% TOBs (Merrill
                         Lynch & Co., Inc. LIQ), Optional Tender
                         4/21/2005                                                 12,160,000
   675,000               Alabama State Public School & College
                         Authority (Series 1999-D), 5.25% Bonds,
                         8/1/2005                                                  685,965
   7,320,000       2     Alabama State Public School & College
                         Authority, PUTTERs (Series 124), Weekly VRDNs
                         (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)                  7,320,000
   5,000,000             Anniston, AL, IDB (Series 1989-A), Weekly
                         VRDNs (Union Foundry Co.)/(Amsouth Bank N.A.,
                         Birmingham LOC)                                           5,000,000
   900,000               Arab, AL IDB (Series 2000), Weekly VRDNs
                         (HYCO Alabama LLC)/(Regions Bank, Alabama LOC)            900,000
   945,000               Ashland, AL IDB (Series 1996), Weekly VRDNs
                         (Tru-Wood Cabinets)/(Regions Bank, Alabama
                         LOC)                                                      945,000
   4,000,000             Atmore, AL IDB (Series 2002A), Weekly VRDNs
                         (Swift Lumber, Inc.)/(Bank of New York LOC)               4,000,000
   2,100,000             Auburn University, AL, General Fee Revenue
                         Bonds (Series 2004), 3.00% Bonds (AMBAC INS),
                         6/1/2005                                                  2,109,683
   2,880,000             Auburn, AL IDB (Series 1999), Weekly VRDNs
                         (Donaldson Co., Inc.)/(Bank of America N.A.
                         LOC)                                                      2,880,000
   1,800,000             Bessemer, AL IDB (Series 2002), Weekly VRDNs
                         (Hardwick Company, Inc.)/(Compass Bank,
                         Birmingham LOC)                                           1,800,000
   20,820,000            Birmingham, AL Airport Authority (Series
                         2003A), Weekly VRDNs (FSA INS)/(Dexia Credit
                         Local LIQ)                                                20,820,000
   1,160,000             Birmingham, AL IDA (Series 1996), Weekly
                         VRDNs (American FireLog Corp.)/(Comerica Bank
                         LOC)                                                      1,160,000
   2,235,000             Birmingham, AL IDA (Series 1997), Weekly
                         VRDNs (J. J. & W, IV, Ltd.)/(Svenska
                         Handelsbanken, Stockholm LOC)                             2,235,000
   3,205,000             Birmingham, AL IDA (Series 2001), Weekly
                         VRDNs (American FireLog Corp.)/(Comerica Bank
                         LOC)                                                      3,205,000
   1,885,500             Birmingham, AL IDA, IDRBs (Series 1999),
                         Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank
                         - California LOC)                                         1,885,500
   13,400,000            Birmingham, AL Medical Clinic Board (Series
                         1991), Weekly VRDNs (University of Alabama
                         Health System)/(SunTrust Bank LOC)                        13,400,000
   5,575,000             Birmingham, AL Medical Clinic Board (Series
                         2004), Weekly VRDNs (St. Martin's In The
                         Pines)/(Regions Bank, Alabama LOC)                        5,575,000
   3,000,000             Birmingham, AL, Tax Increment Financing
                         District I Weekly VRDNs (MBIA Insurance Corp.
                         INS)/(SouthTrust Bank LIQ)                                3,000,000
   5,935,000             Boaz, AL IDB (Series 1994), Weekly VRDNs
                         (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)              5,935,000
   2,060,000             Cullman, AL IDB, IDRB Weekly VRDNs (National
                         Bedding Co.)/(Bank of America N.A. LOC)                   2,060,000
   6,110,000             Daphne, AL Special Care Facilities Financing
                         Authority (Series 1998-A), Weekly VRDNs
                         (Presbyterian Retirement Corp.)/(AMBAC
                         INS)/(Amsouth Bank N.A., Birmingham LIQ)                  6,110,000
   3,000,000             Decatur, AL IDB, Revenue Refunding Bonds
                         (Series 1993), Weekly VRDNs (Honeywell
                         International, Inc.)                                      3,000,000
   960,000               Enterprise, AL IDA (Series 1997), Weekly
                         VRDNs (Coffee Gin Co.)/(Regions Bank, Alabama
                         LOC)                                                      960,000
   445,000               Fort Payne, AL IDB Weekly VRDNs
                         (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC)               445,000
   6,200,000             Gadsden, AL IDB (Series 2000), Weekly VRDNs
                         (Super Steel South LLC)/(Standard Federal
                         Bank, N.A. LOC)                                           6,200,000
   5,667,000             Geneva County, AL Health Care Authority, Inc.
                         (Series 2001), Weekly VRDNs (SouthTrust Bank
                         LOC)                                                      5,667,000
   1,625,000             Huntsville, AL IDB Weekly VRDNs (Giles &
                         Kendall, Inc.)/(SouthTrust Bank LOC)                      1,625,000
   4,360,000             Huntsville, AL Public Park & Recreation Board
                         (Series 2002), Weekly VRDNs (YMCA of
                         Metropolitan Huntsville)/(SouthTrust Bank LOC)            4,360,000
   5,755,000       2      Huntsville, AL Solid Waste Disposal
                         Authority, (PT-840), 1.70% TOBs (MBIA
                         Insurance Corp. INS)/(Merrill Lynch & Co.,
                         Inc. LIQ), Optional Tender 7/21/2005                      5,755,000
   6,000,000             Huntsville, AL Special Care Facilities
                         Financing Authority (Series 2001D), Weekly
                         VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA
                         LOC)                                                      6,000,000
   1,575,000             Huntsville, AL (Series 1995-A), 5.00% Bonds,
                         2/1/2005                                                  1,575,000
   3,120,000             Huntsville, AL (Series 1998-B), 4.00% Bonds,
                         11/1/2005                                                 3,164,717
   1,000,000             Jacksonville, AL IDB (Series 1994), Weekly
                         VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A.
                         LOC)                                                      1,000,000
   4,500,000             Jefferson County, AL Sewer System (Series
                         2003 B-2 Warrants), Weekly VRDNs (XL Capital
                         Assurance Inc. INS)/(Societe Generale, Paris
                         LIQ)                                                      4,500,000
   8,000,000             Jefferson County, AL Sewer System (Series
                         2003 B-5 Warrants), Weekly VRDNs (XL Capital
                         Assurance Inc. INS)/(State Street Bank and
                         Trust Co. LIQ)                                            8,000,000
   3,000,000             Jefferson County, AL Sewer System (Series
                         2003 B-7 Warrants) Weekly VRDNs (XL Capital
                         Assurance Inc. INS)/(Lloyds TSB Bank PLC,
                         London LIQ)                                               3,000,000
   8,620,000       2     Jefferson County, AL Sewer System, Floater
                         Certificates (Series 2000-352), Weekly VRDNs
                         (FGIC INS)/(Morgan Stanley LIQ)                           8,620,000
   1,000,000             Jefferson County, AL Sewer System, Warrants
                         (Series 2002 C-3), Weekly VRDNs (XL Capital
                         Assurance Inc. INS)/(Bank of America N.A. LIQ)            1,000,000
   500,000               Jefferson County, AL Sewer System, Warrants
                         (Series 2002 C-6), Weekly VRDNs (XL Capital
                         Assurance Inc. INS)/(Societe Generale, Paris
                         LIQ)                                                      500,000
   2,325,000             Legends Park Improvement District, AL (Series
                         2002-A), Weekly VRDNs (Columbus Bank and
                         Trust Co., GA LOC)                                        2,325,000
   10,000,000            Lincoln, AL IDA, Solid Waste Disposal Revenue
                         Bonds (Series 2000), Weekly VRDNs (Honda
                         Manufacturing of Alabama LLC)/(Bank of
                         America N.A. LOC)                                         10,000,000
   1,050,000             Lowndes County, AL IDB (Series 1996), Weekly
                         VRDNs (Warren Oil Co.)/(Wachovia Bank N.A.
                         LOC)                                                      1,050,000
   2,140,000             Magnolia Ridge Improvement District, AL
                         (Series 2002), Weekly VRDNs (SouthTrust Bank
                         LOC)                                                      2,140,000
   7,610,000             Marshall County, AL, Special Obligation
                         School Refunding Warrant (Series 1994),
                         Weekly VRDNs (Marshall County, AL Board of
                         Education)/(Regions Bank, Alabama LOC)                    7,610,000
   7,000,000             Mobile, AL IDB, PCR (Series 1993B), Weekly
                         VRDNs (Alabama Power Co.)                                 7,000,000
   7,615,000       2     Mobile, AL, Class A Certificates (Series
                         2002-197), Weekly VRDNs (AMBAC INS)/(Bear
                         Stearns Cos., Inc. LIQ)                                   7,615,000
   6,000,000             Montgomery, AL ALAHA Special Care Facilities
                         Financing Authority (Series 2003-A), Weekly
                         VRDNs (Gulf Health Hospitals, Inc.)/(Regions
                         Bank, Alabama LOC)                                        6,000,000
   1,415,000             Montgomery, AL IDB (Series 1990-A), Weekly
                         VRDNs (Industrial Partners)/(SunTrust Bank
                         LOC)                                                      1,415,000
   3,700,000             Montgomery, AL IDB (Series 2001), Weekly
                         VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC)                 3,700,000
   2,605,000             Montgomery, AL IDB (Series 2002), Weekly
                         VRDNs (Norment Security Group, Inc.)/(PNC
                         Bank, N.A. LOC)                                           2,605,000
   6,000,000             Montgomery, AL IDB, IDRBs (Series 1996),
                         Weekly VRDNs (CSC Fabrication, Inc.)/
                         (J.P. Morgan Chase Bank, N.A. LOC)                        6,000,000
   3,490,000             Montgomery, AL IDB, IDRBs (Series 1996A),
                         Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank
                         and Trust Co., GA LOC)                                    3,490,000
   670,000               Montgomery-Engelside, AL Medical Clinic Board
                         (Series 1999-A), Weekly VRDNs (Montgomery
                         Surgical Center Ltd.)/(SunTrust Bank LOC)                 670,000
   3,965,000             Perry County, AL IDB, Revenue Bonds (Series
                         1998), Weekly VRDNs (Alabama Catfish Feedmill
                         LLC)/(Regions Bank, Alabama LOC)                          3,965,000
   1,735,000             Phenix City, AL (Series 1998), Weekly VRDNs
                         (Kudzu LLC)/(SunTrust Bank LOC)                           1,735,000
   3,100,000             Piedmont, AL IDB Weekly VRDNs (Bostrom
                         Seating, Inc.)/(Chase Bank USA, N.A. LOC)                 3,100,000
   405,000               Piedmont, AL IDB Weekly VRDNs (Industrial
                         Partners)/(Wachovia Bank N.A. LOC)                        405,000
   2,650,000             Scottsboro, AL IDB (Series 2002), Weekly
                         VRDNs (Hisan, Inc.)/(Amsouth Bank N.A.,
                         Birmingham LOC)                                           2,650,000
   1,800,000             Shelby County, AL EDA Weekly VRDNs (Saginaw
                         Pipe of Illinois, Inc.)/(Regions Bank,
                         Alabama LOC)                                              1,800,000
   2,130,000             St. Clair County, AL IDB (Series 1993),
                         Weekly VRDNs (Ebsco Industries,
                         Inc.)/(National Australia Bank Ltd.,
                         Melbourne LOC)                                            2,130,000
   1,820,000             Tallassee, AL IDB (Series 1998), Weekly VRDNs
                         (Milstead Farm Group, Inc.)/(Regions Bank,
                         Alabama LOC)                                              1,820,000
   3,602,000             Tuscaloosa County, AL Automotive Corridor IDA
                         (Series 2002), Weekly VRDNs (MBIA Insurance
                         Corp. INS)/(SouthTrust Bank LIQ)                          3,602,000
   2,870,000             Tuscaloosa County, AL Park & Recreation
                         Authority (Series 2000), Weekly VRDNs
                         (Amsouth Bank N.A., Birmingham LOC)                       2,870,000
   530,000               University of Alabama Board of Trustees,
                         Student Housing Revenue Bonds (Series
                         2004-B), 3.00% Bonds (University of Alabama
                         in Huntsville)/(AMBAC INS), 9/1/2005                      534,100
   1,145,000             University of South Alabama (Series 2004),
                         2.00% Bonds (FGIC INS), 3/15/2005                         1,146,244
   820,000               Vestavia Hills, AL, 1.10% Bonds, 2/1/2005                 820,000
   1,865,000             Vincent, AL IDB Weekly VRDNs (Headquarters
                         Partnership Project)/(National Australia Bank
                         Ltd., Melbourne LOC)                                      1,865,000
   910,000               Vincent, AL IDB (Series 1993), Weekly VRDNs
                         (Ebsco Industries, Inc.)/(National Australia
                         Bank Ltd., Melbourne LOC)                                 910,000
                         Total municipal Investments--103.0%
                         (at amortized cost)3                                      306,645,209
                         other assets and liabilities - net--(3.0)%                 (9,071,689)
                         total net assets--100%                               $     297,573,520

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 33.1% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

                  First Tier              Second Tier
                  100.0%                  0.0%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $64,290,000 which represents 21.6% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
PCR         --Pollution Control Revenue
PUTTERs     --Puttable Tax-Exempt Receipts
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes













Arizona Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                           Value
                         Short-Term Municipals --99.8%1
                         Arizona--94.0%
$  1,400,000             Apache County, AZ IDA, (Series 1983B),
                         Weekly VRDNs (Tucson Electric Power
                         Co.)/(Bank of New York LOC)                        $       1,400,000
   750,000               Apache County, AZ IDA, 1983 (Series A),
                         Weekly VRDNs (Tucson Electric Power Co.)/
                         (Credit Suisse First Boston LOC)                           750,000
   3,000,000             Arizona Health Facilities Authority,
                         (Series 2002), Weekly VRDNs (Royal Oaks
                         Life Care Community)/(Lasalle Bank, N.A.
                         LOC)                                                       3,000,000
   1,000,000             Arizona Health Facilities Authority, Pooled
                         Loan Program Revenue Bonds (Series 1985B),
                         Weekly VRDNs (FGIC INS)/(JPMorgan Chase
                         Bank, N.A. LIQ)                                            1,000,000
   1,500,000             Arizona School District, Certificates of
                         Participation  (Series 2004), 3.00% TANs,
                         7/30/2005                                                  1,511,271
   1,200,000             Buckeye, AZ Union High School District No.
                         201, (Series B), 2.50% Bonds (MBIA
                         Insurance Corp. INS), 7/1/2005                             1,204,645
   2,200,000             Casa Grande, AZ IDA, (Series 2002A), Weekly
                         VRDNs (Price Companies, Inc.)/(Bank of
                         America N.A. LOC)                                          2,200,000
   1,654,000             Chandler, AZ IDA, (Series 1999A), Weekly
                         VRDNs (South Bay Circuits, Inc.)/(Comerica
                         Bank - California LOC)                                     1,654,000
   7,221,000             Flagstaff, AZ, (Series 1999), Weekly VRDNs
                         (Joy Cone Co.)/(Citizens Bank of
                         Pennsylvania LOC)                                          7,221,000
   3,780,000             Glendale, AZ IDA Weekly VRDNs (Friendship
                         Retirement Corp.)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        3,780,000
   750,000               Maricopa County, AZ Unified School District
                         No. 210, 2.375% Bonds (FSA INS), 7/1/2005                  752,206
   1,000,000             Maricopa County, AZ Unified School District
                         No. 97, (Series A), 5.00% Bonds (FGIC INS),
                         7/1/2005                                                   1,020,000
   3,740,000             Maricopa County, AZ, IDA, (Series 1984),
                         Weekly VRDNs (Gannett Co., Inc.)                           3,740,000
   4,010,000             Maricopa County, AZ, IDA, (Series 1999),
                         Weekly VRDNs (Redman Homes, Inc.)/(Wachovia
                         Bank N.A. LOC)                                             4,010,000
   2,000,000             Maricopa County, AZ, IDA, (Series 2000A)
                         Weekly VRDNs (Las Gardenias Apartments,
                         LP)/(FNMA LOC)                                             2,000,000
   1,900,000             Maricopa County, AZ, IDA, MFH Revenue Bonds
                         (Series 2002), Weekly VRDNs (San Remo
                         Apartments, LP)/(FNMA LOC)                                 1,900,000
   1,765,000      2      Maricopa County, AZ, IDA, MT-048 Weekly
                         VRDNs (Waste Management, Inc.)/(Lloyds TSB
                         Bank PLC, London LIQ)/(Lloyds TSB Bank PLC,
                         London LOC)                                                1,765,000
   1,350,000             Phoenix, AZ Civic Improvement Corp., Senior
                         Lien Wastewater System (Series 2004A),
                         Weekly VRDNs (MBIA Insurance Corp.
                         INS)/(Dexia Credit Local LIQ)                              1,350,000
   620,000        2      Phoenix, AZ IDA Single Family Mortgage,
                         PT-1082 Weekly VRDNs (GNMA COL)/(Merrill
                         Lynch & Co., Inc. LIQ)                                     620,000
   1,200,000             Phoenix, AZ IDA, (Series 1998), Weekly
                         VRDNs (Standard Printing Co.,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                      1,200,000
   4,300,000             Phoenix, AZ IDA, (Series 2000)  Weekly
                         VRDNs (Copper Palms Apartments)/(Federal
                         Home Loan Mortgage Corp. LOC)                              4,300,000
   1,200,000             Phoenix, AZ IDA, (Series 2000), Weekly
                         VRDNs (MechoShade West, Inc.)/(JPMorgan
                         Chase Bank, N.A. LOC)                                      1,200,000
   3,270,000             Phoenix, AZ IDA, (Series 2002), Weekly
                         VRDNs (Jewell McFarland Lewis Fresh Start
                         Women's Resource Center)/(Bank of America
                         N.A. LOC)                                                  3,270,000
   3,050,000             Pima County, AZ IDA Weekly VRDNs (Tucson
                         Electric Power Co.)/(Bank of New York LOC)                 3,050,000
   2,910,000             Pima County, AZ IDA, (Series 2000A), Weekly
                         VRDNs (Broadway Proper Congregate)/(State
                         Street Bank and Trust Co. LOC)                             2,910,000
   860,000        2      Pima County, AZ IDA, FR/RI-L21 (Series
                         2000), Weekly VRDNs (Tucson Electric Power
                         Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)                 860,000
   2,671,000      2      Pima County, AZ IDA, Single Family
                         Mortgages, Roaring Fork (Series 1999-6),
                         Weekly VRDNs (GNMA COL)/(Bank of New York
                         LIQ)                                                       2,671,000
   2,100,000             Pinal County, AZ IDA, (Series 2002), Weekly
                         VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        2,100,000
   1,845,000             Sierra Vista, AZ IDA, (Series 2001A),
                         Weekly VRDNs (Mountain Steppes Properties
                         LLC)/(FNMA LOC)                                            1,845,000
   1,000,000             Tempe, AZ IDA, (Series 2002C), Weekly VRDNs
                         (Friendship Village of Tempe)/(Lasalle
                         Bank, N.A. LOC)                                            1,000,000
   1,000,000             Tucson, AZ IDA, (Series 1989), Weekly VRDNs
                         (Lincoln Garden Tucson LP)/(Federal Home
                         Loan Mortgage Corp. LOC)                                   1,000,000
   2,625,000             Yavapai, AZ IDA, (Series 1997B), Weekly
                         VRDNs (Yavapai Regional Medical
                         Center)/(FSA INS)/(Dexia Credit Local LIQ)                 2,625,000
                         Total                                                      68,909,122
                         Puerto Rico--5.8%
   1,380,000      2      Puerto Rico Commonwealth Infrastructure
                         Financing Authority, Floater Certificates
                         (Series 1998-139), 1.88% TOBs (AMBAC
                         INS)/(Morgan Stanley LIQ), Optional Tender
                         10/20/2005                                                 1,380,000
   2,845,000      2      Puerto Rico Public Finance Corp., PUTTERs
                         (Series 272), Weekly VRDNs (JPMorgan Chase
                         Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A.
                         LOC)                                                       2,845,000
                         Total                                                      4,225,000
                         TOTAL MUNICIPAL INVESTMENTS-99.8%
                         (AT AMORTIZED COST) 3                                      73,134,122
                         OTHER ASSETS AND LIABILITIES-NET-0.2%                      164,625
                         TOTAL NET ASSETS-100%                              $       73,298,747


        Securities that are subject to the federal alternative minimum tax
        (AMT) represent 40.2% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
        MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
        Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

        Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
        Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

        At January 31, 2005, the portfolio securities were rated as follows:
        Tier Rating Percentage Based on Total Market Value

                    First Tier          Second Tier
                    100.0%              0.0%


2       Denotes a restricted security, including securities purchased under
        Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's
        Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
        At January 31, 2005, these securities amounted to $10,141,000 which represents 13.8% of total net assets.
3       Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
  AMBAC    --American Municipal Bond Assurance Corporation
  COL      --Collateralized
  FGIC     --Financial Guaranty Insurance Company
  FNMA     --Federal National Mortgage Association
  FSA      --Financial Security Assurance
  GNMA     --Government National Mortgage Association
  IDA      --Industrial Development Authority
  INS      --Insured
  LIQ      --Liquidity Agreement
  LOC      --Letter of Credit
  MFH      --Multifamily Housing
  PUTTERs  --Puttable Tax-Exempt Receipts
  TANs     --Tax Anticipation Notes
  TOBs     --Tender Option Bonds
  VRDNs    --Variable Rate Demand Notes













California Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                              Value
                            Short-Term Municipals--100.3%1
                            California--92.6%
$  7,100,000                ABAG Finance Authority for Non-Profit
                            Corporations, (Series 1998) Weekly VRDNs
                            (The Harker School Foundation)/(U.S. Bank,
                            N.A. LOC)                                          $       7,100,000
   8,945,000                ABAG Finance Authority for Non-Profit
                            Corporations, (Series 2000) Weekly VRDNs
                            (Episcopal Homes Foundation)/(Wells Fargo
                            Bank, N.A. LOC)                                            8,945,000
   2,000,000                ABAG Finance Authority for Non-Profit
                            Corporations, (Series 2002A) Weekly VRDNs
                            (Hamlin School)/(BNP Paribas SA LOC)                       2,000,000
   3,500,000                ABAG Finance Authority for Non-Profit
                            Corporations, (Series 2003) Weekly VRDNs
                            (Valley Christian Schools)/(Bank of America
                            N.A. LOC)                                                  3,500,000
   10,535,000               ABAG Finance Authority for Non-Profit
                            Corporations, (Series 2004) Weekly VRDNs
                            (On Lok: Senior Health Services/Community
                            Housing, Inc.)/(Bank of America N.A. LOC)                  10,535,000
   3,600,000                ABAG Finance Authority for Non-Profit
                            Corporations, (Series 1999) Weekly VRDNs
                            (Marin Academy)/(Allied Irish Banks PLC LOC)               3,600,000
   20,555,000         2     ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 1998-10)
                            Weekly VRDNs (San Diego, CA Water Utility
                            Fund)/(FGIC INS)/(ABN AMRO Bank NV,
                            Amsterdam LIQ)                                             20,555,000
   6,500,000          2     ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 1998-17)
                            Weekly VRDNs (Sacramento County, CA Airport
                            System)/(FGIC INS)/(ABN AMRO Bank NV,
                            Amsterdam LIQ)                                             6,500,000
   12,000,000         2     ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 1998-25)
                            Weekly VRDNs (Los Angeles, CA Wastewater
                            System)/(FGIC INS)/(ABN AMRO Bank NV,
                            Amsterdam LIQ)                                             12,000,000
   14,000,000         2     ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 1999-7) Weekly
                            VRDNs (Los Angeles, CA Unified School
                            District)/(MBIA Insurance Corp. INS)/(ABN
                            AMRO Bank NV, Amsterdam LIQ)                               14,000,000
   19,856,000         2      ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 1999-8) Weekly
                            VRDNs (Contra Costa, CA Water
                            District)/(FGIC INS)/(ABN AMRO Bank NV,
                            Amsterdam LIQ)                                             19,856,000
   19,330,000         2      ABN AMRO MuniTOPS Certificates Trust
                            (California Non-AMT)/(Series 2002-11),
                            1.10% TOBs (North Orange County, CA
                            Community College District)/(MBIA Insurance
                            Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                            LIQ), Optional Tender 2/1/2005                             19,330,000
   15,745,000         2      California Educational Facilities
                            Authority, Floater Certificates (Series
                            2000-487), 1.89% TOBs (Stanford
                            University)/(Morgan Stanley LIQ), Optional
                            Tender 10/20/2005                                          15,745,000
   1,600,000          2     California HFA, Variable Rate Certificates
                            (Series 1998E) Weekly VRDNs (Bank of
                            America N.A. LIQ)                                          1,600,000
   5,600,000                California Health Facilities Financing
                            Authority, (Series 1998) Weekly VRDNs
                            (Southern California Presbyterian
                            Homes)/(MBIA Insurance Corp. INS)/(Bank of
                            America N.A. LIQ)                                          5,600,000
   8,500,000          2     California Health Facilities Financing
                            Authority, (Series 2004 FR/RI-F8J) Weekly
                            VRDNs (Catholic Healthcare West)/(Lehman
                            Brothers Holdings, Inc. SWP)                               8,500,000
   12,000,000               California Health Facilities Financing
                            Authority, (Series 2004) Weekly VRDNs
                            (Northern California Presbyterian Homes,
                            Inc.)/(Allied Irish Banks PLC LOC)                         12,000,000
   43,200,000               California Health Facilities Financing
                            Authority, (Series 2004J) Weekly VRDNs
                            (Catholic Healthcare West)/(J.P. Morgan
                            Chase Bank, N.A. LOC)                                      43,200,000
   10,000,000               California Health Facilities Financing
                            Authority, (Series 2004K) Weekly VRDNs
                            (Catholic Healthcare West)/(J.P. Morgan
                            Chase Bank, N.A. LOC)                                      10,000,000
   11,500,000               California Infrastructure & Economic
                            Development Bank, (Series 2002: Academy of
                            Motion Picture Arts and Sciences) Weekly
                            VRDNs (The Vine Street Archive
                            Foundation)/(AMBAC INS)/(J.P. Morgan Chase
                            Bank, N.A. LIQ)                                            11,500,000
   8,000,000                California Infrastructure & Economic
                            Development Bank, (Series 2003A) Weekly
                            VRDNs (SRI International)/(Wells Fargo
                            Bank, N.A. LOC)                                            8,000,000
   9,000,000                California PCFA, (1996 Series C) Daily
                            VRDNs (Pacific Gas & Electric Co.)/(J.P.
                            Morgan Chase Bank, N.A. LOC)                               9,000,000
   15,000,000               California School Cash Reserve Program
                            Authority, (Series 2004 A), 3.00% TRANs
                            (AMBAC INS), 7/6/2005                                      15,081,119
   17,365,000         2     California State Department of
                            Transportation, PUTTERs (Series 463) Weekly
                            VRDNs (FGIC INS)/(PNC Bank, N.A. LIQ)                      17,365,000
   3,300,000          2     California State Department of Water
                            Resources Power Supply Program, (PT-748)
                            Weekly VRDNs (Merrill Lynch & Co., Inc.
                            LIQ)/(Merrill Lynch & Co., Inc. LOC)                       3,300,000
   10,000,000               California State Department of Water
                            Resources Power Supply Program, (Series
                            2002 C-1) Weekly VRDNs (Dexia Credit Local
                            LOC)                                                       10,000,000
   4,000,000                California State Department of Water
                            Resources Power Supply Program, (Series
                            2002 C-2) Weekly VRDNs (AMBAC INS)/(WestLB
                            AG (Guaranteed) LIQ)                                       4,000,000
   34,185,000               California State Department of Water
                            Resources Power Supply Program, (Series
                            2002 C-3) Weekly VRDNs (AMBAC INS)/(J.P.
                            Morgan Chase Bank, N.A. LIQ)                               34,185,000
   10,000,000               California State Department of Water
                            Resources Power Supply Program, (Series
                            2002 C-6) Weekly VRDNs (AMBAC
                            INS)/(Landesbank Baden-Wuerttemberg LIQ)                   10,000,000
   12,450,000               California State Department of Water
                            Resources Power Supply Program, (Series
                            2002 C-7) Weekly VRDNs (FSA INS)/(Dexia
                            Credit Local LIQ)                                          12,450,000
   7,700,000          2     California State Public Works Board,
                            Variable Rate Certificates (Series 2000B)
                            Weekly VRDNs (Regents of University of
                            California)/(MBIA Insurance Corp.
                            INS)/(Bank of America N.A. LIQ)                            7,700,000
   5,000,000          2     California State, (PA -1164) Weekly VRDNs
                            (Merrill Lynch & Co., Inc. LIQ)/(Merrill
                            Lynch & Co., Inc. LOC)                                     5,000,000
   16,000,000               California State, (Series 2003 B-1) Weekly
                            VRDNs (BNP Paribas SA, Bank of New York and
                            CALSTRS (California State Teachers'
                            Retirement System) LOCs)                                   16,000,000
   5,000,000                California State, (Series 2004 B-6) Weekly
                            VRDNs (Citibank N.A., New York, National
                            Australia Bank Ltd., Melbourne and State
                            Street Bank and Trust Co. LOCs)                            5,000,000
   15,250,000         2     California State, (Series 2004 FR/RI-L19J)
                            Weekly VRDNs (California State Fiscal
                            Recovery Fund)/(Lehman Brothers Holdings,
                            Inc. LIQ)                                                  15,250,000
   16,000,000         2     California State, (Series 2004 FR/RI-L27)
                            Weekly VRDNs (California State Fiscal
                            Recovery Fund)/(Lehman Brothers Holdings,
                            Inc. LIQ)                                                  16,000,000
   30,000,000               California State, 3.00% RANs, 6/30/2005                    30,153,018
   47,880,000               California State, Economic Recovery Bonds
                            (Series 2004C-16) Weekly VRDNs (California
                            State Fiscal Recovery Fund)/(FSA
                            INS)/(Dexia Credit Local LIQ)                              47,880,000
   9,075,000          2     California State, MERLOTS (Series 2002-A17)
                            Weekly VRDNs (AMBAC INS)/(Wachovia Bank
                            N.A. LIQ)                                                  9,075,000
   9,730,000          2     California State, Macon Trust (Series
                            2004C) Weekly VRDNs (AMBAC INS)/(Bank of
                            America N.A. LIQ)                                          9,730,000
   19,995,000         2     California State, Municipal Trust
                            Certificates (Series 2004-212) Weekly VRDNs
                            (California State Fiscal Recovery
                            Fund)/(FGIC, MBIA Insurance Corp. INS) and
                            Bear Stearns Cos., Inc. LIQs)                              19,995,000
   27,010,000         2     California State, PUTTERs (Series 464)
                            Weekly VRDNs (California State Fiscal
                            Recovery Fund)/(PNC Bank, N.A. LIQ)                        27,010,000
   10,650,000         2     California State, Roaring Fork (Series
                            2001-1) Weekly VRDNs (MBIA Insurance Corp.
                            INS)/(Bank of New York LIQ)                                10,650,000
   10,840,000         2     California State, Trust Receipts (Series
                            1997 SG 90) Weekly VRDNs (MBIA Insurance
                            Corp. INS)/(Societe Generale, Paris LIQ)                   10,840,000
   3,945,000                California Statewide Communities
                            Development Authority, (Series 2000) Weekly
                            VRDNs (Institute for Defense
                            Analyses)/(AMBAC INS)/(Wachovia Bank N.A.
                            LIQ)                                                       3,945,000
   2,355,000                California Statewide Communities
                            Development Authority, (Series 2000A)
                            Weekly VRDNs (Nonprofits' Insurance
                            Alliance of California)/(BNP Paribas SA LOC)               2,355,000
   11,750,000               California Statewide Communities
                            Development Authority, (Series 2001) Weekly
                            VRDNs (Robert Louis Stevenson
                            School)/(Allied Irish Banks PLC LOC)                       11,750,000
   10,000,000               California Statewide Communities
                            Development Authority, (Series 2001) Weekly
                            VRDNs (The Center for Early
                            Education)/(Allied Irish Banks PLC LOC)                    10,000,000
   10,000,000               California Statewide Communities
                            Development Authority, (Series 2003:
                            Cathedral High School) Weekly VRDNs
                            (Catholic Secondary Education-Diocese of
                            San Diego, Inc.)/(Allied Irish Banks PLC
                            LOC)                                                       10,000,000
   11,400,000               California Statewide Communities
                            Development Authority, (Series 2003B)
                            Weekly VRDNs (Kaiser Permanente)                           11,400,000
   16,300,000               California Statewide Communities
                            Development Authority, (Series 2003D)
                            Weekly VRDNs (Kaiser Permanente)                           16,300,000
   25,000,000         2     California Statewide Communities
                            Development Authority, (Series 2004
                            FR/RI-FI5) Weekly VRDNs (CHF-Irvine
                            LLC)/(Lehman Brothers Holdings, Inc. SWP)                  25,000,000
   47,200,000               California Statewide Communities
                            Development Authority, (Series 2004J)
                            Weekly VRDNs (Kaiser Permanente)                           47,200,000
   9,700,000                California Statewide Communities
                            Development Authority, (Series 2004K),
                            1.72% CP (Kaiser Permanente), Mandatory
                            Tender 2/16/2005                                           9,700,000
   21,800,000               California Statewide Communities
                            Development Authority, (Series 2004L)
                            Weekly VRDNs (Kaiser Permanente)                           21,800,000
   17,000,000               California Statewide Communities
                            Development Authority, (Series B) Weekly
                            VRDNs (Kaiser Permanente)                                  17,000,000
   4,715,000          2     California Statewide Communities
                            Development Authority, MERLOTS (Series
                            1999E) Weekly VRDNs (Sutter Health)/(FSA
                            INS)/(Wachovia Bank N.A. LIQ)                              4,715,000
   10,000,000               California Statewide Communities
                            Development Authority, Revenue Bonds
                            (Series 2002C), 3.70% TOBs (Kaiser
                            Permanente), Mandatory Tender 6/1/2005                     10,055,562
   7,045,000          2     California Statewide Communities
                            Development Authority, Roaring Forks
                            (Series 2001-H) Weekly VRDNs (Orange Tree
                            Apartments)/(GNMA COL)/(Bank of New York
                            LIQ)                                                       7,045,000
   5,530,000          2     Clipper Tax-Exempt Certificates Trust
                            (California Non-AMT)/(Series A) Weekly
                            VRDNs (California HFA)/(MBIA Insurance
                            Corp. INS)/(State Street Bank and Trust Co.
                            LIQ)                                                       5,530,000
   4,370,000                Compton, CA Solid Waste Management
                            Facilities, (Series 2000) Weekly VRDNs
                            (CALSTRS (California State Teachers'
                            Retirement System) LOC)                                    4,370,000
   1,300,000                Davis, CA Community Facilities District No.
                            1999-2, (Series 2000) Weekly VRDNs (Wells
                            Fargo Bank, N.A. LOC)                                      1,300,000
   17,745,000               Eden Township, CA Healthcare District,
                            (Series 2004) Weekly VRDNs (Eden Hospital
                            Health Services Corp.)/(Allied Irish Banks
                            PLC LOC)                                                   17,745,000
   21,040,000         2      Encinitas, CA Community Facilities
                            District, (Series 2000 FR/RI A5), 1.94%
                            TOBs (Encinitas Ranch Public
                            Improvements)/(United States Treasury PRF),
                            Optional Tender 9/1/2005                                   21,040,000
   65,205,000               Fresno, CA, (Series 2000C) Weekly VRDNs
                            (Trinity Healthcare Credit Group)                          65,205,000
   6,250,000                Hollister, CA Redevelopment Agency, (Series
                            2004) Weekly VRDNs (San Benito County
                            Community Services Development
                            Corp.)/(CALSTRS (California State Teachers'
                            Retirement System) LOC)                                    6,250,000
   5,692,918          2     Koch Floating Rate Trust (California
                            Non-AMT)/(Series 1998-1) Weekly VRDNs
                            (AMBAC  INS)/(State Street Bank and Trust
                            Co. LIQ)                                                   5,692,918
   2,882,728          2     Koch Floating Rate Trust (California
                            Non-AMT)/(Series 1999-1) Weekly VRDNs
                            (AMBAC INS)/(State Street Bank and Trust
                            Co. LIQ)                                                   2,882,728
   22,331,979         2     Koch Floating Rate Trust (California
                            Non-AMT)/(Series 1999-2) Weekly VRDNs
                            (AMBAC, MBIA Insurance Corp. INS) and State
                            Street Bank and Trust Co. LIQs)                            22,331,979
   11,300,000         2     Los Angeles County, CA Metropolitan
                            Transportation Authority, (Series
                            2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P.
                            Morgan Chase & Co. LIQ)                                    11,300,000
   23,355,000         2     Los Angeles County, CA Metropolitan
                            Transportation Authority, Municipal
                            Securities Trust Receipts (Series
                            1998-CMC2) Weekly VRDNs (AMBAC INS)/(J.P.
                            Morgan Chase & Co. LIQ)                                    23,355,000
   24,300,000               Los Angeles, CA Department of Water &
                            Power, (Series 2001 B-1) Weekly VRDNs (Los
                            Angeles, CA Department of Water & Power
                            (Electric/Power System))/(Bank of America
                            N.A., Bayerische Landesbank Girozentrale,
                            Dexia Credit Local, J.P. Morgan Chase Bank,
                            N.A., Landesbank Baden-Wuerttemberg, State
                            Street Bank and Trust Co. and WestLB AG
                            (Guaranteed) LIQs)                                         24,300,000
   6,800,000                Los Angeles, CA Department of Water &
                            Power, (Series 2001 B-1) Weekly VRDNs (Los
                            Angeles, CA Department of Water & Power
                            (Water Works/System))/(Dexia Credit Local
                            LIQ)                                                       6,800,000
   10,000,000               Los Angeles, CA Department of Water &
                            Power, (Series 2001 B-4) Weekly VRDNs (Los
                            Angeles, CA Department of Water & Power
                            (Water Works/System))/(National Australia
                            Bank Ltd., Melbourne LIQ)                                  10,000,000
   11,000,000               Los Angeles, CA Department of Water &
                            Power, (Series 2001 B-7) Weekly VRDNs (Los
                            Angeles, CA Department of Water & Power
                            (Electric/Power System))/(Bank of America
                            N.A., Bayerische Landesbank Girozentrale,
                            Dexia Credit Local, J.P. Morgan Chase Bank,
                            N.A., Landesbank Baden-Wuerttemberg, State
                            Street Bank and Trust Co. and WestLB AG
                            (Guaranteed) LIQs)                                         11,000,000
   28,300,000               Los Angeles, CA Department of Water &
                            Power, (Series 2001 B-8) Weekly VRDNs (Los
                            Angeles, CA Department of Water & Power
                            (Electric/Power System))/(Bank of America
                            N.A., Bayerische Landesbank Girozentrale,
                            Dexia Credit Local, J.P. Morgan Chase Bank,
                            N.A., Landesbank Baden-Wuerttemberg, State
                            Street Bank and Trust Co. and WestLB AG
                            (Guaranteed) LIQs)                                         28,300,000
   9,425,000          2     Los Angeles, CA Unified School District,
                            AUSTIN (Series 2003A) Weekly VRDNs (FSA
                            INS)/(Bank of America N.A. LIQ)                            9,425,000
   17,485,000         2     Los Angeles, CA Unified School District,
                            ROCS (Series 35) Weekly VRDNs (FGIC
                            INS)/(Citibank N.A., New York LIQ)                         17,485,000
   15,000,000               Los Angeles, CA Wastewater System, 1.90%
                            CP, Mandatory Tender 4/7/2005                              15,000,000
   19,000,000         2     Los Angeles, CA, (Series 2004 FR/RI-L53J)
                            Weekly VRDNs (Lehman Brothers Holdings,
                            Inc. LIQ)                                                  19,000,000
   15,225,000         2     Los Angeles, CA, (Series 2004 FR/RI-L54J)
                            Weekly VRDNs (Lehman Brothers Holdings,
                            Inc. LIQ)                                                  15,225,000
   12,500,000         2     Metropolitan Water District of Southern
                            California, MERLOTS (Series 1999 O) Weekly
                            VRDNs (Wachovia Bank N.A. LIQ)                             12,500,000
   10,000,000               Montebello, CA Public Financing Authority,
                            (Series 2004A: Montebello Hotel) Weekly
                            VRDNs (Montebello, CA)/(Union Bank of
                            California LOC)                                            10,000,000
   16,300,000               Monterey Peninsula, CA Water Management
                            District, Wastewater Reclaimation Weekly
                            VRDNs (Bank of America N.A. LOC)                           16,300,000
   3,300,000          2     Oakland, CA, MERLOTS (Series 2000M) Weekly
                            VRDNs (1800 Harrison Foundation)/
                            (AMBAC INS)/(Wachovia Bank N.A. LIQ)                       3,300,000
   4,960,000          2     Oxnard, CA Financing Authority, Water
                            Revenue (SG 174) Weekly VRDNs (XL Capital
                            Assurance Inc. INS)/(Societe Generale,
                            Paris LIQ)                                                 4,960,000
   7,200,000                Peninsula Corridor Joint Powers Board, CA,
                            (Series 2004-A), 1.76% GANs, 5/3/2005                      7,207,254
   4,850,000                Peninsula Corridor Joint Powers Board, CA,
                            (Series 2004-B), 2.39% GANs, 10/14/2005                    4,866,954
   6,015,000          2     Placentia-Yorba Linda, CA Unified School
                            District, (PUTTERs Series 457) Weekly VRDNs
                            (FGIC INS)/(J.P. Morgan Chase Bank, N.A.
                            LIQ)                                                       6,015,000
   8,655,000          2     Riverside, CA, Municipal Securities Trust
                            Receipts (Series 1998-CMC5) Weekly VRDNs
                            (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                  8,655,000
   6,770,000          2     Riverside, CA, PT-477 Weekly VRDNs (Sierra
                            Pines Apartments)/(FHLMC GTD)/(FHLMC LIQ)                  6,770,000
   2,600,000          2     Sacramento County, CA Sanitation District,
                            MERLOTS (Series 2000 SSS) Weekly VRDNs
                            (Wachovia Bank N.A. LIQ)/(United States
                            Treasury PRF)                                              2,600,000
   20,000,000               Sacramento County, CA, 3.00% TRANs,
                            7/11/2005                                                  20,116,395
   16,000,000         2     Sacramento, CA Municipal Utility District,
                            MERLOTS (Series 2000 A10) Weekly VRDNs
                            (AMBAC INS)/(Wachovia Bank N.A. LIQ)                       16,000,000
   3,980,000          2     Sacramento, CA Municipal Utility District,
                            Variable Certificates (Series 2002M) Weekly
                            VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)               3,980,000
   10,000,000               San Diego County, CA, (Series 2004B) Weekly
                            VRDNs (Bishop's School)/(Bank of New York
                            LOC)                                                       10,000,000
   35,415,000         2     San Diego, CA Housing Authority, PT-501
                            Weekly VRDNs (Mirada at La Jolla Colony
                            Apartments)/(Danske Bank A/S LIQ)/(Danske
                            Bank A/S LOC)                                              35,415,000
   6,000,000                San Diego, CA Metropolitan Transit
                            Development Board, 3.50% RANs, 1/4/2006                    6,073,212
   6,000,000          2      San Diego, CA Water Authority, Piper
                            Certificates (Series 2002I) Weekly VRDNs
                            (MBIA Insurance Corp. INS)/(Bank of New
                            York LIQ)                                                  6,000,000
   4,000,000          2     San Diego, CA, Trust Receipts  (Series 2001
                            FR/RI - L2) Weekly VRDNs (San Diego Gas &
                            Electric)/(FSA INS)/(Lehman Brothers, Inc.
                            LIQ)                                                       4,000,000
   3,000,000                San Francisco, CA Redevelopment Finance
                            Agency, (1985 Issue D; Series A) Weekly
                            VRDNs (Bayside Village Associates)/(J.P.
                            Morgan Chase Bank, N.A. LOC)                               3,000,000
   12,600,000               San Francisco, CA Redevelopment Finance
                            Agency, (1985 Issue D; Series B) Weekly
                            VRDNs (Bayside Village Associates)/(J.P.
                            Morgan Chase Bank, N.A. LOC)                               12,600,000
   2,665,000          2     San Jose, CA Airport, ROCs (Series 2004)
                            Weekly VRDNs (FSA INS)/(Citigroup Global
                            Markets Holdings, Inc. LIQ)                                2,665,000
   6,435,000          2     San Jose, CA Redevelopment Agency, Merged
                            Area Redevelopment (Series 2004 FR/RI-F6J)
                            Weekly VRDNs (Lehman Brothers Holdings,
                            Inc. SWP)                                                  6,435,000
   16,590,000               Sanger, CA Public Financing Authority,
                            (Series 2002A) Weekly VRDNs (Sanger, CA
                            Water/Wastewater Systems)/(CALSTRS
                            (California State Teachers' Retirement
                            System) LOC)                                               16,590,000
   7,000,000                Santa Rosa, CA Wastewater, (Series 2004A)
                            Weekly VRDNs (Landesbank Baden-Wuerttemberg
                            LOC)                                                       7,000,000
   19,560,000         2     Southern California Public Power Authority,
                            MERLOTS (Series 2002 A-62) Weekly VRDNs
                            (FSA INS)/(Wachovia Bank N.A. LIQ)                         19,560,000
   2,205,000          2     Tahoe Truckee, CA Unified School District,
                            (MERLOTS Series 2001-A72) Weekly VRDNs
                            (MBIA Insurance Corp. INS)/(Wachovia Bank
                            N.A. LIQ)                                                  2,205,000
   5,560,000                Temecula, CA Public Financing Authority,
                            (Series 2002-A) Weekly VRDNs (Community
                            Facilities District No. 01-2
                            (Harveston))/(Bank of America N.A. LOC)                    5,560,000
   4,800,000                Vallejo, CA, (Water System Revenue Bonds:
                            Series 2001A) Weekly VRDNs (KBC Bank NV LOC)               4,800,000
   14,950,000               Whittier, CA, (Series 2004) Weekly VRDNs
                            (Whittier College)/(Radian Asset Assurance
                            INS)/(Bank of New York LIQ)                                14,950,000
                            Total
                                                                                       1,421,657,139
                            Puerto Rico--7.7%
   4,368,500          2     Commonwealth of Puerto Rico, (Series
                            2002-746d) Weekly VRDNs (FSA INS)/(Morgan
                            Stanley LIQ)                                               4,368,500
   8,815,000          2     Commonwealth of Puerto Rico, PUTTERs
                            (Series 349) Weekly VRDNs (FSA INS)/(J.P.
                            Morgan Chase & Co. LIQ)                                    8,815,000
   18,450,000         2      Puerto Rico Commonwealth Infrastructure
                            Financing Authority, Floater Certificates
                            (Series 1998-139), 1.88% TOBs (AMBAC
                            INS)/(Morgan Stanley LIQ), Optional Tender
                            10/20/2005                                                 18,450,000
   10,000,000               Puerto Rico Government Development Bank
                            (GDB), 1.75% CP, Mandatory Tender 3/2/2005                 10,000,000
   11,485,000               Puerto Rico Government Development Bank
                            (GDB), 1.85% CP, Mandatory Tender 3/2/2005                 11,485,000
   6,645,000                Puerto Rico Government Development Bank
                            (GDB), 1.90% CP, Mandatory Tender 4/12/2005                6,645,000
   19,490,000         2     Puerto Rico Highway and Transportation
                            Authority, Floater Certificates 2001-586
                            Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                19,490,000
   2,989,500          2     Puerto Rico Public Finance Corp., (Series
                            2004-911) Weekly VRDNs (CDC IXIS Financial
                            Guaranty N.A. INS)/(Morgan Stanley LIQ)                    2,989,500
   6,500,000          2     Puerto Rico Public Finance Corp., Class A
                            Certificates (Series 2002-195) Weekly VRDNs
                            (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                  6,500,000
   17,905,000         2     Puerto Rico Public Finance Corp., Floater
                            Certificates (Series 2002-705d) Weekly
                            VRDNs (AMBAC INS)/(Morgan Stanley LIQ)                     17,905,000
   6,000,000          2     Puerto Rico Public Finance Corp., PUTTERs
                            (Series 272) Weekly VRDNs (J.P. Morgan
                            Chase Bank, N.A. LIQ)/(J.P. Morgan Chase
                            Bank, N.A. LOC)                                            6,000,000
   5,085,000          2     Puerto Rico Public Finance Corp., ROCs
                            (Series 286) Weekly VRDNs (MBIA Insurance
                            Corp. INS)/(Citibank N.A., New York LIQ)                   5,085,000
                            Total                                                      117,733,000
                            Total municipal Investments -
                            100.3%
                                  (at amortized cost)3                                 1,539,390,139
                            OTHER ASSETS AND LIABILITITES - NET - (0.3%)               (4,486,154)
                            TOTAL NET ASSETS - 100%
                                                                               $       1,534,903,985

       At January 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

            First Tier        Second Tier
            100.0%            0.0%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $690,691,625 which represents 45.0% of total net assets.
3      Also represents cost for federal tax purposes.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FSA         --Financial Security Assurance
GANs        --Grant Anticipation Notes
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HFA         --Housing Finance Authority
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes












Connecticut Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                                                                         Value
                        Short-Term Municipals --103.5%1
                        Connecticut--88.5%
$   9,225,000           Connecticut Development Authority Health
                        Care Revenue Weekly VRDNs (Corporation for
                        Independent Living)/(J.P. Morgan Chase Bank,
                        N.A. LOC)                                          $       9,225,000
    500,000             Connecticut Development Authority Health
                        Care Revenue, (Series 1993A) Weekly VRDNs
                        (Corporation for Independent Living)/(Dexia
                        Credit Local LOC)                                          500,000
    5,000,000           Connecticut Development Authority Health
                        Care Revenue, (Series 1999) Weekly VRDNs
                        (Corporation for Independent Living)/(Dexia
                        Credit Local LOC)                                          5,000,000
    480,000             Connecticut Development Authority Weekly
                        VRDNs (Banta Associates)/(HSBC Bank USA LOC)               480,000
    980,000             Connecticut Development Authority, (Series
                        1997) Weekly VRDNs (Porcelen Ltd., CT
                        LLC)/(U.S. Bank, N.A. LOC)                                 980,000
    5,600,000           Connecticut Development Authority, (Series
                        1997A) Weekly VRDNs (Bradley Airport
                        Hotel)/(KBC Bank NV LOC)                                   5,600,000
    3,000,000           Connecticut Development Authority, (Series
                        1997B) Weekly VRDNs (Bradley Airport
                        Hotel)/(J.P. Morgan Chase Bank, N.A. LOC)                  3,000,000
    800,000             Connecticut Development Authority, (Series
                        1997C) Weekly VRDNs (Bradley Airport
                        Hotel)/(Fleet National Bank LOC)                           800,000
    10,000,000          Connecticut Development Authority, (Series
                        1999), 1.90% CP (New England Power Co.),
                        Mandatory Tender 4/7/2005                                  10,000,000
    1,665,000           Connecticut Development Authority, (Series
                        2001) Weekly VRDNs (Loracon LLC)/(Wachovia
                        Bank N.A. LOC)                                             1,665,000
    4,970,000     2     Connecticut State Airport, PA-826R Weekly
                        VRDNs (Bradley International Airport)/(FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                       4,970,000
    4,845,000     2     Connecticut State Clean Water Fund, PA-547R
                        Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)               4,845,000
    10,000,000          Connecticut State HEFA, (Series 2004-B)
                        Weekly VRDNs (Eastern Connecticut Health
                        Network)/(Comerica Bank LOC)                               10,000,000
    3,190,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (Academy of Our Lady of Mercy
                        Lauralton Hall)/(Allied Irish Banks PLC LOC)               3,190,000
    7,400,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (Boys & Girls Club of
                        Greenwich)/(Allied Irish Banks PLC LOC)                    7,400,000
    8,200,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (Ethel Walker School)/(Allied Irish
                        Banks PLC LOC)                                             8,200,000
    1,900,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (Forman School Issue)/(Citizens Bank
                        of Rhode Island LOC)                                       1,900,000
    2,710,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (The Whitby School)/(Bank of New York
                        LOC)                                                       2,710,000
    2,940,000           Connecticut State HEFA, (Series A) Weekly
                        VRDNs (Washington Montessori School)/
                        (Wachovia Bank N.A. LOC)                                   2,940,000
    5,000,000           Connecticut State HEFA, (Series C) Weekly
                        VRDNs (Charlotte Hungerfield
                        Hospital)/(Fleet National Bank LOC)                        5,000,000
    15,490,000          Connecticut State HEFA, (Series E) Weekly
                        VRDNs (Lawrence & Memorial Hospital, Inc.)/
                        (Radian Asset Assurance INS)/(Fleet National
                        Bank LIQ)                                                  15,490,000
    500,000             Connecticut State HEFA, (Series F) Weekly
                        VRDNs (University of Hartford, CT)/(Citizens
                        Bank of Rhode Island LOC)                                  500,000
    5,000,000           Connecticut State HEFA, (Series M) Weekly
                        VRDNs (St. Raphael Hospital)/(KBC Bank NV
                        LOC)                                                       5,000,000
    9,135,000           Connecticut State HEFA, (Series S), 1.90% CP
                        (Yale University), Mandatory Tender 4/8/2005               9,135,000
    8,300,000           Connecticut State HFA, (Subseries G-4)
                        Weekly VRDNs (AMBAC INS)/(DePfa Bank PLC LIQ)              8,300,000
    12,995,000    2      Connecticut State HFA, Variable Rate
                        Certificates (Series 1998T), 1.725% TOBs
                        (Bank of America N.A. LIQ), Optional Tender
                        9/1/2005                                                   12,995,000
    9,315,000     2     Connecticut State Resource Recovery
                        Authority, PUTTERs (Series 187) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(J.P. Morgan
                        Chase Bank, N.A. LIQ)                                      9,315,000
    5,005,000     2     Connecticut State Transportation
                        Infrastructure Authority, ROCs (Series 4068)
                        Weekly VRDNs (AMBAC INS)/(Citigroup Global
                        Markets Holdings, Inc. LIQ)                                5,005,000
    2,805,000           Connecticut State, (2001 Series A) Weekly
                        VRDNs (Landesbank Hessen-Thueringen,
                        Frankfurt LIQ)                                             2,805,000
    4,815,000     2     Connecticut State, Austin Trust (Series
                        2002A) Weekly VRDNs (FSA INS)/(Bank of
                        America N.A. LIQ)                                          4,815,000
    6,725,000     2     Connecticut State, PUTTERs (Series 320)
                        Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)                 6,725,000
    1,500,000           Connecticut State, Second Lien Special Tax
                        Obligation Refunding Bonds, Transportation
                        Infrastructure Purposes (2003 Series 1)
                        Weekly VRDNs (AMBAC INS)/(WestLB AG
                        (Guaranteed) LIQ)                                          1,500,000
    4,000,000     2      Connecticut State, (Series 2000-515), 1.10%
                        TOBs (Morgan Stanley LIQ), Optional Tender
                        3/24/2005                                                  4,000,000
    3,500,000           Granby, CT, 1.85% BANs, 2/17/2005                          3,500,557
    3,600,000           Hartford, CT Redevelopment Authority Weekly
                        VRDNs (Underwood Towers)/(FSA INS)/
                        (Societe Generale, Paris LIQ)                              3,600,000
    6,120,000           New Britain, CT, (Series 1999) Weekly VRDNs
                        (AMBAC INS)/(Bank of Nova Scotia, Toronto
                        LIQ)                                                       6,120,000
    615,000             New Britain, CT, (Series 2000B) Weekly VRDNs
                        (AMBAC INS)/(Bank of Nova Scotia, Toronto
                        LIQ)                                                       615,000
    4,400,000           North Canaan, CT Housing Authority, (Series
                        2001) Weekly VRDNs (Geer Woods, Inc.)/
                        (Wachovia Bank N.A. LOC)                                   4,400,000
    5,000,000           Plainfield, CT, 2.00% BANs, 4/14/2005                      5,008,288
    3,710,000           Shelton, CT Housing Authority, (Series 1998)
                        Weekly VRDNs (Crosby Commons)/(Wachovia Bank
                        N.A. LOC)                                                  3,710,000
    3,000,000           Trumbull, CT, 3.00% BANs, 9/13/2005                        3,025,366
    1,165,000           Watertown, CT, 2.50% BANs, 8/11/2005                       1,170,398
    3,850,000           West Haven, CT, 3.50% BANs, 12/20/2005                     3,890,982
    1,870,000     2     Weston, CT, ROCS (Series 6501) Weekly VRDNs
                        (Citibank N.A., New York LIQ)                              1,870,000
                        Total                                                      210,900,591
                        Puerto Rico--15.0%
    3,386,500     2     Commonwealth of Puerto Rico, (Series
                        2002-746d) Weekly VRDNs (FSA INS)/(Morgan
                        Stanley LIQ)                                               3,386,500
    2,870,000     2     Commonwealth of Puerto Rico, PUTTERs (Series
                        349) Weekly VRDNs (FSA INS)/(J.P. Morgan
                        Chase & Co. LIQ)                                           2,870,000
    5,805,000           Puerto Rico Government Development Bank
                        (GDB), 1.75% CP, Mandatory Tender 3/2/2005                 5,805,000
    1,595,000     2     Puerto Rico HFA, (Series 2003 FR/RI-L30J)
                        Weekly VRDNs (GNMA COL)/(Lehman Brothers
                        Holdings, Inc. LIQ)                                        1,595,000
    3,955,000     2     Puerto Rico Highway and Transportation
                        Authority, MERLOTS (Series 2000-FFF) Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                        Bank N.A. LIQ)                                             3,955,000
    5,100,000     2     Puerto Rico Public Finance Corp., (Series
                        2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/
                        (Lehman Brothers Holdings, Inc. LIQ)                       5,100,000
    3,985,500     2     Puerto Rico Public Finance Corp., (Series
                        2004-911) Weekly VRDNs (CDC IXIS Financial
                        Guaranty N.A. INS)/(Morgan Stanley LIQ)                    3,985,500
    3,000,000     2     Puerto Rico Public Finance Corp., Class A
                        Certificates (Series 2002-195) Weekly VRDNs
                        (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                  3,000,000
    6,000,000     2     Puerto Rico Public Finance Corp., PUTTERs
                        (Series 272) Weekly VRDNs (J.P. Morgan Chase
                        Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A.
                        LOC)                                                       6,000,000
                        Total                                                      35,697,000
                        Total municipal Investments - 103.5%
                           (at amortized cost)3                                    246,597,591
                        other assets and liabilities - net - (3.5%)                (8,314,731)
                        total net assets - 100%                            $       238,282,860

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 12.6% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

                  First Tier        Second Tier
                  98.4%             1.6%



2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $84,432,000 which represents 35.4% of total net assets.
3      Also represents cost for federal tax purposes.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes














Federated Tax-Free Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                          Short-Term Municipals--104.5%1
                          Alabama--7.5%
$  3,750,000              Alabama HFA Multi-Family Housing, (2000
                          Series A:Turtle Lake) Weekly VRDNs (Double
                          Lake Ventures LLC)/(FNMA LOC)                      $     3,750,000
   1,000,000       2      Alabama State Public School & College
                          Authority, (PA-918R) Weekly VRDNs (Merrill
                          Lynch & Co., Inc. LIQ)                                   1,000,000
   1,000,000       2      Alabama State Public School & College
                          Authority, PUTTER's (Series 124) Weekly
                          VRDNs (FGIC INS)/(J.P. Morgan Chase & Co.
                          LIQ)                                                     1,000,000
   1,500,000              Anniston, AL, IDB, (Series 1989-A) Weekly
                          VRDNs (Union Foundry Co.)/(Amsouth Bank
                          N.A., Birmingham LOC)                                    1,500,000
   1,500,000              Birmingham, AL Downtown Redevelopment
                          Authority, (2002) Weekly VRDNs (The UAB
                          Educational Foundation)/(Regions Bank,
                          Alabama LOC)                                             1,500,000
   7,000,000              Montgomery, AL ALAHA Special Care
                          Facilities Financing Authority, (Series
                          2003-A) Weekly VRDNs (Gulf Health
                          Hospitals, Inc.)/(Regions Bank, Alabama
                          LOC)                                                     7,000,000
                          Total                                                    15,750,000
                          Arizona--1.9%
   4,000,000              Tucson, AZ IDA, (Series 1989) Weekly VRDNs
                          (Lincoln Garden Tucson LP)/(FHLMC LOC)                   4,000,000
                          Colorado--0.6%
   1,195,000              Loveland, CO, IDR (Series 1993S), 2.15%
                          TOBs (Safeway Inc.)/(Deutsche Bank Trust
                          Co. Americas LOC), Mandatory Tender
                          6/1/2005                                                 1,195,000
                          Connecticut--1.0%
   2,000,000       2      Connecticut State HFA, Variable Rate
                          Certificates (Series 1998S), 1.675% TOBs
                          (Bank of America N.A. LIQ), Optional
                          Tender 9/1/2005                                          2,000,000
                          Florida--5.9%
   4,500,000       2      ABN AMRO MuniTOPS Certificates Trust
                          (Florida Non-AMT)/(Series 1998-9) Weekly
                          VRDNs (Florida State Board of Education
                          Capital Outlay)/(FSA INS)/(ABN AMRO Bank
                          NV, Amsterdam LIQ)                                       4,500,000
   4,000,000              Lee County, FL IDA, (Series 1999B) Weekly
                          VRDNs (Shell Point Village, FL)/(Bank of
                          America N.A. LOC)                                        4,000,000
   4,000,000              Martin County, FL, (PCR: Series 2000)
                          Daily VRDNs (Florida Power & Light Co.)                  4,000,000
                          Total                                                    12,500,000
                          Georgia--1.9%
   4,000,000              Augusta, GA HFA, (Series 19998)  Weekly
                          VRDNs (Sterling Ridge Apartments)/(Amsouth
                          Bank N.A., Birmingham LOC)                               4,000,000
                          Illinois--4.7%
   4,410,000              Channahon, IL, (Series 2003A) Weekly VRDNs
                          (Morris Hospital)/(U.S. Bank, N.A. LOC)                  4,410,000
   1,500,000              Crestwood Village, IL, 135th and Cicero
                          Redevelopment (Series 2004) Weekly VRDNs
                          (Fifth Third Bank, Cincinnati LOC)                       1,500,000
   3,900,000              Galesburg, IL, (Series 1996) Weekly VRDNs
                          (Knox College)/(Lasalle Bank, N.A. LOC)                  3,900,000
                          Total                                                    9,810,000
                          Indiana--2.4%
   5,000,000              Frankfort, IN EDA, (Series 2004) Weekly
                          VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A.
                          LOC)                                                     5,000,000
                          Maryland--2.8%
   4,000,000       2      ABN AMRO MuniTOPS Certificates Trust
                          (Maryland Non-AMT)/(Series 2003-19), 1.86%
                          TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO
                          Bank NV, Amsterdam LIQ), Optional Tender
                          5/18/2005                                                4,000,000
   2,000,000              Maryland State Health & Higher Educational
                          Facilities Authority, (Series 2004) Weekly
                          VRDNs (Annapolis Life Care,
                          Inc.)/(Citizens Bank of Pennsylvania LOC)                2,000,000
                          Total                                                    6,000,000
                          Massachusetts--1.0%
   2,000,000              Millbury, MA, 3.25% BANs, 1/20/2006                      2,017,960
                          Michigan--0.0%
   80,000          2      Detroit, MI City School District, Variable
                          Rate Certificates (Series 2001-P) Weekly
                          VRDNs (FSA INS)/(Bank of America N.A. LIQ)               80,000
                          Minnesota--7.0%
   6,000,000              Minneapolis, MN, Housing Development
                          Revenue Refunding Bonds (Series 1988)
                          Weekly VRDNs (Symphony Place)/(FHLMC LOC)                6,000,000
   6,000,000       2      Minneapolis/St. Paul, MN Metropolitan
                          Airports Commission, SGA 127 (Series 2001)
                          Weekly VRDNs (FGIC INS)/(Societe Generale,
                          Paris LIQ)                                               6,000,000
   2,655,000              New Hope, MN, (Series 2003A) Weekly VRDNs
                          (Broadway Lanel)/(FNMA LOC)                              2,655,000
                          Total                                                    14,655,000
                          Missouri--1.3%
   2,715,000              Howell County, MO IDA, (Series 1992),
                          1.52% TOBs (Safeway Inc.)/(Deutsche Bank
                          Trust Co. Americas LOC), Mandatory Tender
                          2/2/2005                                                 2,715,000
                          Multi State--7.4%
   1,773,270       2      ABN AMRO Chicago Corp. 1997-1 LeaseTOPS
                          Trust Weekly VRDNs (Lasalle Bank, N.A.
                          LIQ)/(Lasalle Bank, N.A. LOC)                            1,773,270
   6,732,000       2      Clipper Tax-Exempt Certificates Trust
                          (Non-AMT Multistate)/(Series 1998-2)
                          Weekly VRDNs (State Street Bank and Trust
                          Co. LIQ)                                                 6,732,000
   938,959         2      Koch Floating Rate Trust (Multistate
                          Non-AMT)/(Series 2000-1) Weekly VRDNs
                          (AMBAC INS)/(State Street Bank and Trust
                          Co. LIQ)                                                 938,959
   1,095,610       2      Koch Floating Rate Trust (Multistate
                          Non-AMT)/(Series 2001-1) Weekly VRDNs
                          (AMBAC INS)/(State Street Bank and Trust
                          Co. LIQ)                                                 1,095,610
   4,975,000       2      TICs/TOCs MuniMae Trust (Series 2002-1M)
                          Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Bayerische Landesbank Girozentrale
                          and Landesbank Baden-Wuerttemberg LIQs)                  4,975,000
                          Total                                                    15,514,839
                          Ohio--16.3%
   6,000,000              Cleveland-Cuyahoga County, OH Port
                          Authority, (Series 2004) Weekly VRDNs
                          (Playhouse Square Foundation)/(Fifth Third
                          Bank, Cincinnati LOC)                                    6,000,000
   3,750,000              Cuyahoga County, OH Health Care
                          Facilities, (Series 1999) Weekly VRDNs
                          (Hospice of the Western Reserve)/(Fifth
                          Third Bank, Cincinnati LOC)                              3,750,000
   1,930,000              Cuyahoga County, OH Hospital Authority,
                          (Series 1998-II) Weekly VRDNs (W.O. Walker
                          Center, Inc.)/(AMBAC INS)/(Key Bank, N.A.
                          LIQ)                                                     1,930,000
   3,095,000              Franklin County, OH Health Care
                          Facilities, (Series 1999 A) Weekly VRDNs
                          (National Church Residences)/(Fifth Third
                          Bank, Cincinnati LOC)                                    3,095,000
   12,800,000             Lake County, OH Weekly VRDNs (Lake County,
                          OH Hospital System, Inc.)/(Radian Asset
                          Assurance INS)/(Fleet National Bank LIQ)                 12,800,000
   3,840,000              Marion County, OH Health Care Facilities,
                          (Series 2002) Weekly VRDNs (United Church
                          Homes, Inc.)/(Key Bank, N.A. LOC)                        3,840,000
   3,000,000              Port of Greater Cincinnati, OH Development
                          Authority, (Series 2003A) Weekly VRDNs
                          (National Underground Railroad Freedom
                          Center, Inc.)/(Fifth Third Bank,
                          Cincinnati, JPMorgan Chase Bank, N.A.,
                          Lasalle Bank, N.A. and U.S. Bank, N.A.
                          LOCs)                                                    3,000,000
                          Total                                                    34,415,000
                          Oklahoma--6.7%
   2,440,000              Muskogee, OK Industrial Trust, (Series
                          1985) Weekly VRDNs (Muskogee Mall
                          LP)/(Bank of America N.A. LOC)                           2,440,000
   11,640,000      2      Tulsa, OK International Airport, Variable
                          Rate Certificates (Series 1997B-2) Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Bank of
                          America N.A. LIQ)                                        11,640,000
                          Total                                                    14,080,000
                          Pennsylvania--7.9%
   2,500,000              Dauphin County, PA General Authority,
                          (Education and Health Loan Program, Series
                          1997) Weekly VRDNs (AMBAC INS)/(J.P.
                          Morgan Chase Bank, N.A. LIQ)                             2,500,000
   4,000,000              Doylestown Hospital Authority, PA, (Series
                          1998 B) Weekly VRDNs (Doylestown Hospital,
                          PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                     4,000,000
   3,000,000              Doylestown Hospital Authority, PA, (Series
                          1998C) Weekly VRDNs (Doylestown Hospital,
                          PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                     3,000,000
   3,140,000              Philadelphia, PA Hospitals & Higher
                          Education Facilities Authority, (Series
                          2004) Weekly VRDNs (Philadelphia
                          Protestant Home)/(Fleet National Bank LOC)               3,140,000
   4,000,000              Washington County, PA IDA, (Series 2000)
                          Weekly VRDNs (Presbyterian
                          SeniorCare-Southminister Place)/(Radian
                          Asset Assurance INS)/(National City Bank,
                          Pennsylvania LIQ)                                        4,000,000
                          Total                                                    16,640,000
                          South Carolina--2.3%
   5,000,000       2      Grand Strand Water & Sewage Authority, SC,
                          MERLOTS (Series 2001-A118), 2.11% TOBs
                          (FSA INS)/(Wachovia Bank N.A. LIQ),
                          Optional Tender 11/10/2005                               5,000,000
                          Tennessee--0.9%
   2,000,000              Shelby County, TN Health Education &
                          Housing Facilities Board, (Series 2004A),
                          3.00% Bonds (Baptist Memorial Healthcare),
                          9/1/2005                                                 2,014,305
                          Texas--21.4%
   3,528,000       2      ABN AMRO MuniTOPS Certificates Trust
                          (Multistate Non-AMT)/(Series 1998-24)
                          Weekly VRDNs (Barbers Hill, TX Independent
                          School District)/(Texas Permanent School
                          Fund Guarantee Program GTD)/(ABN AMRO Bank
                          NV, Amsterdam LIQ)                                       3,528,000
   10,215,000             Harris County, TX HFDC, (Series 2000)
                          Weekly VRDNs (Brazos Presbyterian Homes,
                          Inc.)/(Allied Irish Banks PLC LOC)                       10,215,000
   9,470,000       2      Harris County, TX, (ROCs Series 4056)
                          Weekly VRDNs (Citigroup Global Markets
                          Holdings, Inc. LIQ)                                      9,470,000
   3,875,000       2      Houston, TX, (ROCs Series 242) Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Citibank
                          N.A., New York LIQ)                                      3,875,000
   2,925,000              Kendall County, TX Health Facilities
                          Development Corp., (Series 2002-B) Weekly
                          VRDNs (Morningside Ministries Foundation,
                          Inc.)/(J.P. Morgan Chase Bank, N.A. LOC)                 2,925,000
   6,050,000       2      Lower Colorado River Authority, TX,
                          (Series 2000 ZZZ) Weekly VRDNs (FSA
                          INS)/(Wachovia Bank N.A. LIQ)                            6,050,000
   3,985,000       2      Lower Colorado River Authority, TX,
                          Merlots (2000 RRR) Weekly VRDNs (FSA  INS)/
                          (Wachovia Bank N.A. LIQ)                                 3,985,000
   5,000,000              Texas State, (Series 2004), 3.00% TRANs,
                          8/31/2005                                                5,039,801
                          Total                                                    45,087,801
                          Washington--1.0%
   2,125,000       2      Washington State, MERLOTS (Series
                          2001-A101) Weekly VRDNs (FGIC
                          INS)/(Wachovia Bank N.A. LIQ)                            2,125,000
                          West Virginia--2.6%
   5,565,000              Cabell County Commission, WV, (Series
                          1995) Weekly VRDNs (Foster Foundation)/
                          (Huntington National Bank, Columbus, OH
                          LOC)                                                     5,565,000
                          Total municipal Investments--104.5%
                                  (at amortized cost) 3                            220,164,905
                          other assets and liabilities--net-- (4.5%)                 (9,436,534)
                          total net assets--100%                              $     210,728,371


       At January 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Percentages Based on Total Market Value (unaudited)

       First Tier  Second Tier
       100.0%        0.0%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $79,767,839 which represents 37.9% of total net assets.
3      Also represents cost for federal tax purposes.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDR         --Industrial Development Revenue
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCR         --Pollution Control Revenue
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Option Certificates
TOPS        --Tender Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes





Florida Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                          Short-Term Municipals--101.4%1
                          California--1.8%
$  9,000,000              California State, 3.00% RANs, 6/30/2005            $     9,045,905
                          Florida--86.9%
   12,825,000       2      ABN AMRO MuniTOPS Certificates Trust
                          (Florida Non-AMT)/(Series 1998-9) Weekly
                          VRDNs (Florida State Board of Education
                          Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                           12,825,000
   9,920,000        2     ABN AMRO MuniTOPS Certificates Trust
                          (Florida Non-AMT)/(Series 1999-11) Weekly
                          VRDNs (Tampa Bay, FL Water Utility
                          System)/(FGIC INS)/(ABN AMRO Bank NV,
                          Amsterdam LIQ)                                           9,920,000
   18,505,000       2     ABN AMRO MuniTOPS Certificates Trust
                          (Florida Non-AMT)/(Series 2002-24) Weekly
                          VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                             18,505,000
   4,000,000              Alachua County, FL, IDRBs (Series 1997)
                          Weekly VRDNs (Florida Rock Industries,
                          Inc.)/(Bank of America N.A. LOC)                         4,000,000
   2,215,000              Brevard County, FL Weekly VRDNs (Greywater
                          Investments)/(Huntington National Bank,
                          Columbus, OH LOC)                                        2,215,000
   6,000,000              Broward County, FL HFA, (Series 1997) Weekly
                          VRDNs (Jacaranda Village Apartments)/(HSBC
                          Bank USA LOC)                                            6,000,000
   1,870,000        2     Broward County, FL HFA, MERLOTS (Series 2001
                          A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank
                          N.A. LIQ)                                                1,870,000
   2,010,000              Broward County, FL, IDRB (Series 1993)
                          Weekly VRDNs (American Whirlpool Products
                          Corp. Project)/(SouthTrust Bank LOC)                     2,010,000
   2,115,000              Broward County, FL, IDRBs (Series 1997)
                          Weekly VRDNs (Fast Real Estate Partners
                          Ltd.)/(SunTrust Bank LOC)                                2,115,000
   5,625,000        2     Broward County, FL, MERLOTS (Series 2004-B9)
                          Weekly VRDNs (Wachovia Bank N.A. LIQ)                    5,625,000
   31,692,000       2     Clipper Tax-Exempt Certificates Trust
                          (Florida AMT)/(Series 1999-5) Weekly VRDNs
                          (State Street Bank and Trust Co. LIQ)                    31,692,000
   1,817,000        2     Clipper Tax-Exempt Certificates Trust
                          (Florida AMT)/(Series 2000-3) Weekly VRDNs
                          (Duval County, FL HFA)/(MBIA Insurance Corp.
                          INS)/(State Street Bank and Trust Co. LIQ)               1,817,000
   9,476,000        2     Clipper Tax-Exempt Certificates Trust
                          (Florida AMT)/(Series 2004-1) Weekly VRDNs
                          (Merrill Lynch & Co., Inc. LIQ)                          9,476,000
   1,850,000              Dade County, FL IDA, (Series 1985D) Weekly
                          VRDNs (Dolphins Stadium)/(Societe Generale,
                          Paris LOC)                                               1,850,000
   1,380,000              Dade County, FL IDA, IDRBs (Series 1996A)
                          Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia
                          Bank N.A. LOC)                                           1,380,000
   6,515,000        2     Escambia County, FL HFA, (Series 2004
                          FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman
                          Brothers Holdings, Inc. LIQ)                             6,515,000
   3,355,000        2      Escambia County, FL HFA, Variable Rate
                          Certificates (Series 2002-B), 1.23% TOBs
                          (GNMA COL)/(Bank of America N.A. LIQ),
                          Mandatory Tender 3/31/2005                               3,355,000
   1,835,000        2     Escambia County, FL HFA, Variable Rate
                          Certificate (Series 2001-C) Weekly VRDNs
                          (GNMA COL)/(Bank of America N.A. LIQ)                    1,835,000
   7,630,000              Eustis Health Facilities Authority, FL,
                          (Series 1992) Weekly VRDNs (Florida Hospital/
                          Waterman, Inc.)/(SunTrust Bank LOC)                      7,630,000
   16,300,000             Florida HFA, (1985 Series SS) Weekly VRDNs
                          (Woodlands Apartments)/(Northern Trust Co.,
                          Chicago, IL LOC)                                         16,300,000
   8,200,000              Florida HFA, (1985 Series YY) Weekly VRDNs
                          (Monterey Meadows Apartments, FL)/(FNMA LOC)             8,200,000
   2,045,000        2     Florida HFA, Trust Receipts, (Series 1998)
                          FR/RI-12 Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Bank of New York LIQ)                              2,045,000
   8,900,000              Florida Higher Educational Facilities
                          Financing Authority, (Series 2002) Weekly
                          VRDNs (Saint Leo University, FL)/(Amsouth
                          Bank N.A., Birmingham LOC)                               8,900,000
   6,105,000        2     Florida Housing Finance Corp., MERLOTS
                          (Series 1998B) Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Wachovia Bank N.A. LIQ)                      6,105,000
   10,755,000       2     Florida Housing Finance Corp., PT-481 Weekly
                          VRDNs (Oaks at Mill Creek Apartments)/
                          (FHLMC GTD)/(FHLMC LIQ)                                  10,755,000
   9,700,000        2     Florida State Board of Education Capital
                          Outlay, ROCs (Series 1014) Weekly VRDNs
                          (Florida State)/(Citigroup Global Markets
                          Holdings, Inc. LIQ)                                      9,700,000
   9,280,000        2     Florida State Board of Education Lottery,
                          PT-1527 Weekly VRDNs (FGIC INS)/(Merrill
                          Lynch & Co., Inc. LIQ)                                   9,280,000
   10,580,000       2     Florida State Department of Environmental
                          Protection, (Series 2001-637) Weekly VRDNs
                          (MBIA Insurance Corp. INS)/(Morgan Stanley
                          LIQ)                                                     10,580,000
   3,992,500        2     Florida State Department of Environmental
                          Protection, Floater Certificates (Series
                          2001-722) Weekly VRDNs (FGIC INS)/(Morgan
                          Stanley LIQ)                                             3,992,500
   5,000,000        2      Florida State Turnpike Authority, PUTTERs
                          (Ser 218z), 1.30% TOBs (FGIC INS)/(J.P.
                          Morgan Chase Bank, N.A. LIQ), Optional
                          Tender 4/29/2005                                         5,000,000
   4,995,000        2     Fort Myers, FL Utilities Revenue, (Series
                          1998-168) Weekly VRDNs (FGIC INS)/(Morgan
                          Stanley LIQ)                                             4,995,000
   2,500,000              Greater Orlando, FL Aviation Authority
                          Weekly VRDNs (Cessna Aircraft Co.)/(Textron
                          Inc. GTD)                                                2,500,000
   4,100,000              Greater Orlando, FL Aviation Authority,
                          Adjustable Rate (Series 1997), 2.25% TOBs
                          (Signature Flight Support Corp.)/(Bayerische
                          Landesbank Girozentrale LOC), Optional
                          Tender 6/1/2005                                          4,100,000
   12,000,000             Highlands County, FL Health Facilities
                          Authority, (Series 1997-A) Weekly VRDNs
                          (Adventist Health System)/(SunTrust Bank LOC)            12,000,000
   4,750,000              Highlands County, FL Health Facilities
                          Authority, Hospital Revenue Bonds , 3.35%
                          TOBs (Adventist Health System/ Sunbelt
                          Obligated Group), Mandatory Tender 9/1/2005              4,788,708
   5,500,000              Hillsborough County, FL IDA Weekly VRDNs
                          (Ringhaver Equipment Co.)/(SunTrust Bank LOC)            5,500,000
   1,040,000              Hillsborough County, FL IDA, IDRBs (Series
                          1996) Weekly VRDNs (VIGO Importing Co.
                          Project)/(Bank of America N.A. LOC)                      1,040,000
   455,000                Hillsborough County, FL IDA, Variable Rate
                          Demand IDRBs (Series 1996) Weekly VRDNs
                          (Trident Yacht Building Partnership
                          Project)/(Wachovia Bank N.A. LOC)                        455,000
   2,400,000              Indian River County, FL, IDRBs (Series 1997)
                          Weekly VRDNs (Ocean Spray Cranberries,
                          Inc.)/(Wachovia Bank N.A. LOC)                           2,400,000
   4,975,000              Jacksonville, FL EDC, (Series 2003) Weekly
                          VRDNs (YMCA of Florida's First Coast)/(Bank
                          of America N.A. LOC)                                     4,975,000
   5,100,000              Jacksonville, FL HFDC Weekly VRDNs (River
                          Garden Project)/(Wachovia Bank N.A. LOC)                 5,100,000
   2,700,000              Jacksonville, FL IDA, (Series 1996) Weekly
                          VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co.
                          GTD)                                                     2,700,000
   1,845,000              Lee County, FL IDA, (Series 1999B) Weekly
                          VRDNs (Shell Point Village, FL)/(Bank of
                          America N.A. LOC)                                        1,845,000
   17,975,000       2     Lee County, FL Solid Waste System, (Series
                          2003 FR/RI-L24J) Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Lehman Brothers
                          Holdings, Inc. LIQ)                                      17,975,000
   4,000,000              Liberty County, FL, (Series 2000) Weekly
                          VRDNs (Sunshine State Cypress,
                          Inc.)/(SouthTrust Bank LOC)                              4,000,000
   1,225,000              Lynn Haven, FL, (Series 1998A) Weekly VRDNs
                          (Merrick Industries, Inc.)/(Regions Bank,
                          Alabama LOC)                                             1,225,000
   3,290,000              Manatee County, FL, (Series 1996A) Weekly
                          VRDNs (Superior Electronics Group,
                          Inc.)/(Wachovia Bank N.A. LOC)                           3,290,000
   4,275,000              Manatee County, FL, (Series 1998 A) Weekly
                          VRDNs (CFI Manufacturing, Inc. Project)/
                          (Standard Federal Bank, N.A. LOC)                        4,275,000
   2,080,000              Manatee County, FL, (Series 1998) Weekly
                          VRDNs (Mader Electric, Inc.)/(SouthTrust
                          Bank LOC)                                                2,080,000
   2,490,000              Martin County, FL IDA, (Series 2001) Weekly
                          VRDNs (Young Men's Christian Association of
                          the Treasure Coast, FL)/(SunTrust Bank LOC)              2,490,000
   2,400,000              Martin County, FL IDA, Tender Industrial
                          Revenue Bonds (Series 1986) Weekly VRDNs
                          (Tampa Farm Service, Inc. Project)/(SunTrust
                          Bank LOC)                                                2,400,000
   2,695,000              Miami, FL Health Facilities Authority,
                          Health Facilities Revenue Bonds (Series
                          1992) Weekly VRDNs (Miami Jewish Home and
                          Hospital for the Aged, Inc.)/(SunTrust Bank
                          LOC)                                                     2,695,000
   25,000,000       2     Miami-Dade County, FL Aviation, (Series 2004
                          FR/RI-L72J) Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Lehman Brothers Holdings, Inc.
                          LIQ)                                                     25,000,000
   2,160,000        2     Miami-Dade County, FL Educational Facilities
                          Authority, PT-2097 Weekly VRDNs (University
                          of Miami)/(AMBAC INS)/(Merrill Lynch & Co.,
                          Inc. LIQ)                                                2,160,000
   1,900,000              Miami-Dade County, FL IDA, (Series 2003)
                          Weekly VRDNs (Von Drehle Holdings)/(Branch
                          Banking & Trust Co., Winston-Salem LOC)                  1,900,000
   3,200,000              Miami-Dade County, FL IDA, (Series 2004)
                          Weekly VRDNs (Tarmac America)/(Bank of
                          America N.A. LOC)                                        3,200,000
   475,000                Okeechobee County, FL, (Series 1992) Weekly
                          VRDNs (Chambers Waste Systems)/(J.P. Morgan
                          Chase Bank, N.A. LOC)                                    475,000
   2,770,000        2     Orange County, FL HFA, Variable Rate
                          Certificates (Series 1997G) Weekly VRDNs
                          (GNMA COL)/(Bank of America N.A. LIQ)                    2,770,000
   9,685,000        2     Orange County, FL, (PT-1557) Weekly VRDNs
                          (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)               9,685,000
   6,600,000              Orlando & Orange County Expressway
                          Authority, FL, (Series 2003C-4) Weekly VRDNs
                          (FSA INS)/(Dexia Credit Local LIQ)                       6,600,000
   12,000,000             Orlando & Orange County Expressway
                          Authority, FL, (Series 2003D) Weekly VRDNs
                          (FSA INS)/(Dexia Credit Local LIQ)                       12,000,000
   8,260,000        2     Orlando, FL Housing Authority, Roaring Forks
                          (Series 2003-7) Weekly VRDNs (West Oaks
                          Apartments)/(FNMA GTD)/(Bank of New York LIQ)            8,260,000
   5,945,000        2      Orlando, FL Utilities Commission, ROCs
                          (Series 1040), 1.70% TOBs (Citigroup Global
                          Markets Holdings, Inc. LIQ), Optional Tender
                          8/4/2005                                                 5,945,000
   2,790,000              Palm Beach County, FL IDA Weekly VRDNs
                          (Gulfstream Goodwill Industries)/(SouthTrust
                          Bank LOC)                                                2,790,000
   5,500,000              Palm Beach County, FL, (Series 2001) Weekly
                          VRDNs (Hospice of Palm Beach County,
                          Inc.)/(Northern Trust Co., Chicago, IL LOC)              5,500,000
   4,500,000              Palm Beach County, FL, (Series 2003) Weekly
                          VRDNs (Benjamin Private School, Inc.)/(Bank
                          of America N.A. LOC)                                     4,500,000
   2,075,000              Pasco County, FL Educational Facilities
                          Authority, (Series 1999) Weekly VRDNs (Saint
                          Leo University, FL)/(Amsouth Bank N.A.,
                          Birmingham LOC)                                          2,075,000
   1,415,000              Pinellas County Industry Council, FL,
                          (Series 1997) Weekly VRDNs (Boyd Industries,
                          Inc.)/
                          (SouthTrust Bank LOC)                                    1,415,000
   1,208,000              Pinellas County Industry Council, FL, IDRB
                          (Series 1995) Weekly VRDNs (ATR
                          International Inc., Project)/(Wachovia Bank
                          N.A. LOC)                                                1,208,000
   2,595,000              Polk County, FL IDA, (Series 1999) Weekly
                          VRDNs (Norman Family
                          Partnership)/(Huntington National Bank,
                          Columbus, OH LOC)                                        2,595,000
   3,495,000        2     Polk County, FL Utility System Reserve, ROCs
                          (Series 313) Weekly VRDNs (FGIC INS)/
                          (Citibank N.A., New York LIQ)                            3,495,000
   1,375,000              St. Lucie County, FL, (Series 2001A) Weekly
                          VRDNs (A-1 Roof Trusses Ltd.)/(SouthTrust
                          Bank LOC)                                                1,375,000
   4,100,000              St. Petersburg, FL HFA Weekly VRDNs (Florida
                          Blood Services, Inc.)/(SouthTrust Bank LOC)              4,100,000
   150,000                Sumter County, FL IDA Weekly VRDNs (Great
                          Southern Wood, Inc.)/(SouthTrust Bank LOC)               150,000
   3,300,000              Tamarac, FL, IDRB (Series 1995) Weekly VRDNs
                          (Arch Aluminum & Glass Co., Inc.
                          Project)/(Comerica Bank LOC)                             3,300,000
   2,985,000        2     Tampa Bay, FL Water Utility System, MERLOTS
                          (Series 2001-A130) Weekly VRDNs (FGIC
                          INS)/(Wachovia Bank N.A. LIQ)                            2,985,000
   5,195,000        2     Tampa Bay, FL Water Utility System, Variable
                          Rate Certificates (Series 2001-N) Weekly
                          VRDNs (FGIC INS)/(Bank of America N.A. LIQ)              5,195,000
   1,050,000              Volusia County, FL IDA Weekly VRDNs (Crane
                          Cams)/(PNC Bank, N.A. LOC)                               1,050,000
   6,127,500        2     Volusia County, FL Tourist Development Tax
                          Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)              6,127,500
   2,000,000              Wakulla County, FL IDA Weekly VRDNs (Winco
                          Utilities, Inc. Project)/(Bank of America
                          N.A. LOC)                                                2,000,000
                          Total                                                    442,176,708
                          Indiana--0.3%
   1,500,000              Poseyville, In, (Series 1998-A) Weekly VRDNs
                          (North America Green, Inc.)/(Harris Trust &
                          Savings Bank, Chicago LOC)                               1,500,000
                          Kansas--0.2%
   1,220,000        2     Sedgwick & Shawnee Counties, KS, Variable
                          Rate Certificates (Series 1999W) Weekly
                          VRDNs (GNMA COL)/(Bank of America N.A. LIQ)              1,220,000
                          Maryland--0.4%
   1,970,000              Harford County, MD EDA, (Series 2001) Weekly
                          VRDNs (Clark Finance, LLC)/(Branch Banking &
                          Trust Co., Winston-Salem LOC)                            1,970,000
                          Massachusetts--1.0%
   5,000,000              Lawrence, MA, 3.25% BANs, 12/22/2005                     5,043,393
                          Michigan--1.0%
   5,200,000              Michigan State Housing Development Authority
                          Weekly VRDNs (Woodland Meadows, MI)/
                          (J.P. Morgan Chase Bank, N.A. LOC)                       5,200,000
                          Minnesota--1.3%
   7,000,000              St. Anthony, MN, (Series 2004A) Weekly VRDNs
                          (Landings at Silver Lake Village)/(Lasalle
                          Bank, N.A. LOC)                                          7,000,000
                          Multi State--0.2%
   1,000,000        2     Charter Mac Floater Certificates Trust I,
                          (Nat-2 Series) Weekly VRDNs (MBIA Insurance
                          Corp. INS)/(Bayerische Landesbank
                          Girozentrale, Dexia Bank, Belgium, Fleet
                          National Bank, KBC Bank N.V., Landesbank
                          Baden-Wuerttemberg, Lloyds TSB Bank PLC,
                          London and State Street Bank and Trust Co.
                          LIQs)                                                    1,000,000
                          New Mexico--1.6%
   8,000,000              New Mexico Mortgage Finance Authority,
                          (Series 2004), 2.40% TOBs (Trinity Plus
                          Funding Co. LLC), Mandatory Tender 3/1/2005              8,000,000
                          Ohio--0.5%
   2,700,000              Dayton, OH, Airport Improvement LT GO, 3.00%
                          BANs, 7/7/2005                                           2,711,309
                          Pennsylvania--1.6%
   6,000,000              Erie, PA City School District, 2.75% TRANs,
                          6/30/2005                                                6,023,335
   2,100,000              Pennsylvania EDFA, Economic Development
                          Revenue Bonds (1996 Series D6) Weekly VRDNs
                          (Toyo Tanso Specialty Materials, Inc.)/(PNC
                          Bank, N.A. LOC)                                          2,100,000
                          Total                                                    8,123,335
                          Puerto Rico--0.8%
   4,200,000              Puerto Rico Highway and Transportation
                          Authority, (Series A) Weekly VRDNs (AMBAC
                          INS)/(Bank of Nova Scotia, Toronto LIQ)                  4,200,000
                          Tennessee--0.5%
   2,595,000              Shelby County, TN Health Education & Housing
                          Facilities Board, (Series 2004A), 3.00%
                          Bonds (Baptist Memorial Healthcare), 9/1/2005            2,613,561
                          Texas--1.7%
   3,490,000        2     Harris County, TX, (ROCs Series 4056) Weekly
                          VRDNs (Citigroup Global Markets Holdings,
                          Inc. LIQ)                                                3,490,000
   5,000,000              Texas State, (Series 2004), 3.00% TRANs,
                          8/31/2005                                                5,039,801
                          Total                                                    8,529,801
                          West Virginia--0.6%
   3,000,000              Grant County, WV County Commission, PCRB
                          (Series 1994), 2.05% CP (Virginia Electric &
                          Power Co.), Mandatory Tender 4/8/2005                    3,000,000
                          Wisconsin--1.0%
   4,950,000              Baraboo, WI School District, 2.75% TRANs,
                          9/20/2005                                                4,974,356
                          Total MUNICIPAL Investments--101.4%
                          (at amortized cost) 3                                    516,308,368
                          other assets and liabilities - net--(1.4)%                (7,269,331)
                          total net assets--100%                              $     509,039,037

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 38.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

       First Tier  Second Tier
       98.0%          2.0%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $261,195,000 which represents 51.3% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDA         --Economic Development Authority
EDC         --Economic Development Commission
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDRB(s)     --Industrial Development Revenue Bond(s)
INS         --Insured
LIQ(s)      --Liquidity Agreement(s)
LOC         --Letter of Credit
LT          --Limited Tax
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCRB        --Pollution Control Revenue Bond
PUTTERs     --Puttable Tax-Exempt Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes






Georgia Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                        Value
                        Short-Term Municipals--101.3%1
                        Georgia--99.7%
$  33,210,000     2      ABN AMRO MuniTOPS Certificates Trust
                        (Georgia Non-AMT)/(Series 2000-4), Weekly
                        VRDNs (Atlanta, GA, Airport General
                        Revenue)/(FGIC INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                     $     33,210,000
   10,000,000     2      ABN AMRO MuniTOPS Certificates Trust
                        (Georgia Non-AMT)/(Series 2004-15), 1.75%
                        TOBs (Fulton County, GA, Water & Sewage
                        System)/(FGIC INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ), Optional Tender 3/30/2005                10,000,000
   2,400,000            Albany-Dougherty, GA, Payroll Development
                        Authority Weekly VRDNs (Flint River
                        Services, Inc.)/(Columbus Bank and Trust
                        Co., GA LOC)                                             2,400,000
   2,600,000            Athens-Clarke County, GA, IDA (Series 1988),
                        1.83% CP (Rhone Merieux, Inc. Project)/
                        (HSBC Bank USA LOC), Mandatory Tender
                        3/7/2005                                                 2,600,000
   800,000              Athens-Clarke County, GA, IDA (Series 1997),
                        Weekly VRDNs (Armagh Capital Resource
                        LLC)/(Wachovia Bank N.A. LOC)                            800,000
   11,375,000     2      Atlanta, GA, Airport General Revenue,
                        (PA-916R), 1.77% TOBs (FGIC INS)/(Merrill
                        Lynch & Co., Inc. LIQ), Optional Tender
                        4/7/2005                                                 11,375,000
   6,500,000      2      Atlanta, GA, Airport General Revenue, PA
                        926R, 1.26% TOBs (FGIC INS)/(Merrill Lynch &
                        Co., Inc. LIQ), Optional Tender 4/7/2005                 6,500,000
   4,325,000            Atlanta, GA, Downtown Development Authority
                        (Series 2002), Weekly VRDNs (Atlanta, GA)/
                        (AMBAC INS)/(Landesbank Hessen-Thueringen,
                        Frankfurt LIQ)                                           4,325,000
   4,520,000      2     Atlanta, GA, Water & Wastewater, Variable
                        Rate Certificates (Series 2002A), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Bank of
                        America N.A. LIQ)                                        4,520,000
   760,000              Augusta, GA, HFA (Series 19998), Weekly
                        VRDNs (Sterling Ridge Apartments)/(Amsouth
                        Bank N.A., Birmingham LOC)                               760,000
   3,600,000            Bibb County, GA, Development Authority
                        (Series 2003), Weekly VRDNs (Goodwill
                        Industries of Middle Georgia, Inc.)/(Bank of
                        America N.A. LOC)                                        3,600,000
   2,700,000            Carroll County, GA, Development Authority
                        (Series 2001), Weekly VRDNs (Janus
                        Investments LLC)/(Columbus Bank and Trust
                        Co., GA LOC)                                             2,700,000
   7,080,000      2      Cherokee County, GA, Water & Sewer
                        Authority, MERLOTS (Series 2000 A23), 2.11%
                        TOBs (MBIA Insurance Corp. INS)/(Wachovia
                        Bank N.A. LIQ), Optional Tender 11/10/2005               7,080,000
   15,600,000           Clayton County, GA, Housing Authority
                        (Series 2000: Villages at Lake Ridge
                        Apartments), Weekly VRDNs (Timber Mills
                        Partners LP)/(Amsouth Bank N.A., Birmingham
                        LOC)                                                     15,600,000
   3,000,000            Cobb County, GA, Development Authority
                        (Series 2003), Weekly VRDNs (Young Men's
                        Christian Association of Cobb County, GA,
                        Inc.)/(Branch Banking & Trust Co. of
                        Virginia LOC)                                            3,000,000
   5,450,000            Cobb County, GA, Development Authority
                        (Series 2004B), Weekly VRDNs (Presbyterian
                        Village, Austell, Inc.)/(Allied Irish Banks
                        PLC LOC)                                                 5,450,000
   9,675,000            Cobb County, GA, IDA (Series 1997), Weekly
                        VRDNs (Wyndham Gardens)/(ABN AMRO Bank NV,
                        Amsterdam LOC)                                           9,675,000
   1,200,000            Cobb County, GA, IDA, IDRB (Series 1995),
                        Weekly VRDNs (Consolidated Engineering Co.,
                        Inc.)/(Branch Banking & Trust Co.,
                        Winston-Salem LOC)                                       1,200,000
   4,795,000            Columbus, GA, IDA Industrial & Port
                        Development Commission (Series 1992), Weekly
                        VRDNs (Maine Street Village
                        Partnership)/(Columbus Bank and Trust Co.,
                        GA LOC)                                                  4,795,000
   7,880,000            Columbus, GA, IDA (Series 2002), Weekly
                        VRDNs (Denim North America LLC)/(Columbus
                        Bank and Trust Co., GA LOC)                              7,880,000
   1,600,000            Coweta County, GA, IDA (Series 1995), Weekly
                        VRDNs (Lanelco LLC)/(J.P Morgan Chase Bank,
                        N.A. LOC)                                                1,600,000
   7,370,000            Crisp County, GA, Solid Waste Management
                        Authority (Series 1998), Weekly VRDNs (FSA
                        INS)/(Wachovia Bank N.A. LIQ)                            7,370,000
   7,500,000            Dade County, GA, IDA (Series 1997), Weekly
                        VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A.
                        LOC)                                                     7,500,000
   1,445,000            Dawson County, GA, Development Authority
                        (Series 1999), Weekly VRDNs (Impulse
                        Investments LLC)/(Wachovia Bank N.A. LOC)                1,445,000
   2,150,000            Dawson County, GA, Development Authority
                        (Series 2002), Weekly VRDNs (Impulse
                        Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)            2,150,000
   9,000,000            De Kalb Private Hospital Authority, GA
                        (Series 1994B), Weekly VRDNs (Egleston
                        Children's Hospital at Emory University,
                        Inc.)/(SunTrust Bank LOC)                                9,000,000
   1,250,000            DeKalb County, GA Development Authority
                        Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank
                        LOC)                                                     1,250,000
   1,100,000            DeKalb County, GA, Development Authority
                        (Series 1992), Weekly VRDNs (American Cancer
                        Society, GA)/(SunTrust Bank LOC)                         1,100,000
   510,000              DeKalb County, GA, Development Authority
                        (Series 1992), Weekly VRDNs (House of
                        Cheatham, Inc.)/(Bank of America N.A. LOC)               510,000
   910,000              DeKalb County, GA, Development Authority
                        (Series 1996), Weekly VRDNs (DeKalb Steel,
                        Inc.)/(SouthTrust Bank LOC)                              910,000
   2,400,000            DeKalb County, GA, Development Authority
                        (Series 1999), Weekly VRDNs (Boy's and
                        Girl's Clubs)/(SunTrust Bank LOC)                        2,400,000
   5,000,000            DeKalb County, GA , Multi-Family Housing
                        Authority (Series 2003), Weekly VRDNs
                        (Timber Trace Apartments)/(FHLMC LOC)                    5,000,000
   10,000,000           DeKalb County, GA, Multi-Family Housing
                        Authority (Series 2004), Weekly VRDNs
                        (Highlands at East Atlanta Apartments)/(Bank
                        of America N.A. LOC)                                     10,000,000
   4,895,000            Dougherty County, GA, Development Authority
                        (Series 2001), Weekly VRDNs
                        (Deerfield-Windsor School)/(Regions Bank,
                        Alabama LOC)                                             4,895,000
   1,200,000            Douglas County, GA, Development Authority
                        (Series 1997), Weekly VRDNs (Austral
                        Insulated Products, Inc.)/(Regions Bank,
                        Alabama LOC)                                             1,200,000
   540,000              Douglas County, GA, Development Authority
                        (Series 1997), Weekly VRDNs (Paul B.
                        Goble)/(Wachovia Bank N.A. LOC)                          540,000
   5,500,000            Douglas County, GA, Development Authority
                        (Series 1998A), Weekly VRDNs (Heritage
                        Bag)/(Wachovia Bank N.A. LOC)                            5,500,000
   7,410,000            Douglas County, GA, Development Authority
                        (Series 2002), Weekly VRDNs (Reflek
                        Manufacturing, Inc.)/(Fleet National Bank
                        LOC)                                                     7,410,000
   1,000,000            Effingham County, GA, School District, 5.65%
                        Bonds (MBIA Insurance Corp. INS), 2/1/2005               1,000,000
   7,000,000            Fayette County, GA (Series 1998), Weekly
                        VRDNs (Gardner Denver Machinery, Inc.)/
                        (National City Bank, Michigan/Illinois LOC)              7,000,000
   2,725,000            Forsyth County, GA, Development Authority
                        (Series 2002), Weekly VRDNs (Brama
                        LLC)/(Wachovia Bank N.A. LOC)                            2,725,000
   5,700,000            Forsyth County, GA, Development Authority,
                        IDRB (Series 1995), Weekly VRDNs (American
                        BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)             5,700,000
   4,620,000            Franklin County, GA, Industrial Building
                        Authority (Series 1995), Weekly VRDNs (Bosal
                        Industries, Inc.)/(Standard Federal Bank,
                        N.A. LOC)                                                4,620,000
   6,820,000            Fulco, GA, Hospital Authority (Series 1999),
                        Weekly VRDNs (Piedmont Hospital)/(SunTrust
                        Bank LOC)                                                6,820,000
   1,940,000            Fulton County, GA, Development Authority
                        (Series 1998), Weekly VRDNs (Morehouse
                        School of Medicine)/(SunTrust Bank LOC)                  1,940,000
   5,595,000            Fulton County, GA, Development Authority
                        (Series 1999), Weekly VRDNs (Boy's and
                        Girl's Clubs)/(SunTrust Bank LOC)                        5,595,000
   3,100,000            Fulton County, GA, Development Authority
                        (Series 2001), Weekly VRDNs (Alpharetta
                        Christian Academy, Inc.)/(Wachovia Bank N.A.
                        LOC)                                                     3,100,000
   1,000,000            Fulton County, GA, Development Authority
                        (Series 2001), Weekly VRDNs (Trinity School,
                        Inc.)/(SunTrust Bank LOC)                                1,000,000
   1,700,000            Fulton County, GA, Development Authority
                        (Series 2002), Weekly VRDNs (The Sheltering
                        Arms)/(Bank of America N.A. LOC)                         1,700,000
   460,000              Fulton County, GA, IDA Weekly VRDNs (C.K.S.
                        Packaging, Inc.)/(SouthTrust Bank LOC)                   460,000
   4,980,000      2     Gainesville, GA, Housing Authority
                        (PT-1985), Weekly VRDNs (Lenox Park
                        Apartments)/(Merrill Lynch & Co., Inc.
                        LIQ)/(Merrill Lynch & Co., Inc. LOC)                     4,980,000
   1,000,000            Gainesville, GA, Redevelopment Authority
                        (Series 1999), Weekly VRDNs (Brenau
                        University, Inc.)/(SunTrust Bank LOC)                    1,000,000
   1,700,000            Gainesville, GA, Redevelopment Authority,
                        Downtown Developments, Ltd (Series 1987),
                        Weekly VRDNs (Downtown Developments
                        Ltd.)/(Regions Bank, Alabama LOC)                        1,700,000
   8,625,301            Georgia Municipal Association Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Bank of America
                        N.A. LIQ)                                                8,625,301
   1,100,000            Georgia Ports Authority (Series 1996A),
                        Weekly VRDNs (Colonel's Island
                        Terminal)/(SunTrust Bank LOC)                            1,100,000
   4,230,000      2      Georgia State HFA, MERLOTS (Series 2001
                        A-106), 2.17% TOBs (Wachovia Bank N.A. LIQ),
                        Optional Tender 11/10/2005                               4,230,000
   465,000              Georgia State Municipal Gas Authority
                        (Series A), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, J.P. Morgan Chase
                        Bank, N.A., Landesbank Hessen-Thueringen,
                        Frankfurt and Wachovia Bank N.A. LOCs)                   465,000
   9,000,000            Georgia State Municipal Gas Authority
                        (Series B), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, Credit Suisse First
                        Boston, J.P. Morgan Chase Bank, N.A. and
                        Wachovia Bank N.A. LOCs)                                 9,000,000
   3,000,000            Georgia State Municipal Gas Authority
                        (Series B), Weekly VRDNs (Bayerische
                        Landesbank Girozentrale, J.P. Morgan Chase
                        Bank, N.A., Landesbank Hessen-Thueringen,
                        Frankfurt and Wachovia Bank N.A. LOCs)                   3,000,000
   3,420,000            Georgia State Municipal Gas Authority
                        (Series C), Weekly VRDNs (Bank of America
                        N.A., Bayerische Landesbank Girozentrale,
                        J.P. Morgan Chase Bank, N.A. and Wachovia
                        Bank N.A. LOCs)                                          3,420,000
   4,235,000            Georgia State Municipal Gas Authority
                        (Series C), Weekly VRDNs (Bank of America
                        N.A., Bayerische Landesbank Girozentrale,
                        J.P. Morgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen, Frankfurt and Wachovia
                        Bank N.A. LOCs)                                          4,235,000
   5,035,000      2     Georgia State Road and Tollway Authority,
                        (PT-2019), Weekly VRDNs (Georgia State
                        GTD)/(Merrill Lynch & Co., Inc. LIQ)                     5,035,000
   7,000,000            Georgia State (Series A), 4.00% Bonds,
                        5/1/2005                                                 7,042,051
   8,745,000      2     Georgia State, Floater Certificates (Series
                        2011-647), Weekly VRDNs (Morgan Stanley LIQ)             8,745,000
   12,995,000     2     Georgia State, PUTTERs (Series 128), Weekly
                        VRDNs (J.P. Morgan Chase & Co. LIQ)                      12,995,000
   8,095,000      2     Georgia State, PUTTERs (Series 440), Weekly
                        VRDNs (PNC Bank, N.A. LIQ)                               8,095,000
   1,980,000            Gwinnett County, GA, Development Authority
                        (Series 1996), Weekly VRDNs (Sidel,
                        Inc.)/(Bank of America N.A. LOC)                         1,980,000
   430,000              Gwinnett County, GA, Development Authority
                        (Series 1997), Weekly VRDNs (Virgil R.
                        Williams, Jr.)/(Wachovia Bank N.A. LOC)                  430,000
   2,440,000            Gwinnett County, GA, Development Authority
                        (Series 2004), Weekly VRDNs (Pak-Lite,
                        Inc.)/(Wachovia Bank N.A. LOC)                           2,440,000
   13,250,000           Gwinnett County, GA, Housing Authority
                        (Series 2003), Weekly VRDNs (North Glen
                        Apartments)/(Regions Bank, Alabama LOC)                  13,250,000
   1,800,000            Heard County, GA, Development Authority
                        (First Series 1996), Daily VRDNs (Georgia
                        Power Co.)                                               1,800,000
   750,000              Jackson County, GA, IDA, (Series 1997),
                        Weekly VRDNs (Mullett Co.)/(Wachovia Bank
                        N.A. LOC)                                                750,000
   2,800,000            Jefferson, GA, Development Authority (Series
                        2001), Weekly VRDNs (Building Investment Co.
                        LLC)/(Regions Bank, Alabama LOC)                         2,800,000
   15,000,000           Kennesaw, GA, Development Authority (Series
                        2004), Weekly VRDNs (Lakeside Vista
                        Apartments)/(FNMA LOC)                                   15,000,000
   2,755,000            La Grange, GA, Multi-Family Housing
                        Authority, Revenue Bonds, 1.90% TOBs (Lee's
                        Crossing Project Phase I)/(Columbus Bank and
                        Trust Co., GA LOC), Optional Tender 5/2/2005             2,755,000
   2,935,000            La Grange, GA, Multi-Family Housing
                        Authority, Revenue Bonds, 1.90% TOBs (Lee's
                        Crossing Project Phase II)/(Columbus Bank
                        and Trust Co., GA LOC), Optional Tender
                        5/2/2005                                                 2,935,000
   3,630,000            LaGrange, GA, Housing Authority,
                        Multi-Family Refunding Revenue Bonds (Series
                        1997), Weekly VRDNs (Greenwood
                        Park)/(Columbus Bank and Trust Co., GA LOC)              3,630,000
   3,465,000            LaGrange, GA, Housing Authority,
                        Multi-Family Refunding Revenue Bonds (Series
                        1997), Weekly VRDNs (Meadow
                        Terrace)/(Columbus Bank and Trust Co., GA
                        LOC)                                                     3,465,000
   7,770,000      2     Marietta, GA, Housing Authority, Multifamily
                        Housing Revenue Bonds (Series 1995), Weekly
                        VRDNs (Chalet Apartments)/(General Electric
                        Capital Corp. LOC)                                       7,770,000
   10,000,000           Medical Center Hospital Authority, GA
                        (Series 2004), Weekly VRDNs (Spring Harbor
                        at Green Island)/(Bank of Scotland,
                        Edinburgh LOC)                                           10,000,000
   3,220,000      2     Metropolitan Atlanta Rapid Transit
                        Authority, ROCs (Series 4011), Weekly VRDNs
                        (FSA INS)/(Citigroup Global Markets
                        Holdings, Inc. LIQ)                                      3,220,000
   2,527,000            Milledgeville & Baldwin County, GA,
                        Development Authority (Series 2000), Weekly
                        VRDNs (Vernay Manufacturing, Inc.)/(U.S.
                        Bank, N.A. LOC)                                          2,527,000
   7,400,000            Monroe County, GA, Development Authority
                        (2nd Series 1995), 1.20% TOBs (Georgia Power
                        Co.), Mandatory Tender 4/19/2005                         7,400,000
   3,050,000            Montgomery County, GA, Development Authority
                        (Series 2001), Weekly VRDNs (Brewton Parker
                        College, Inc.)/(Regions Bank, Alabama LOC)               3,050,000
   4,500,000            Newnan, GA, Housing Authority (Series 2002),
                        Weekly VRDNs (Summit Point
                        Apartments)/(Columbus Bank and Trust Co., GA
                        LOC)                                                     4,500,000
   6,325,000            Rome-Floyd County, GA, Development Authority
                        (Series 2000), Weekly VRDNs (Steel King
                        Industries, Inc.)/(Marshall & Ilsley Bank,
                        Milwaukee LOC)                                           6,325,000
   4,040,000            Rome-Floyd County, GA, Development Authority
                        (Series 2000), Weekly VRDNs (VTI of
                        Georgia)/(Wells Fargo Bank Minnesota N.A.
                        LOC)                                                     4,040,000
   4,600,000            Roswell, GA, Housing Authority, Multifamily
                        Housing Refunding Revenue Bonds (Series
                        1988A), Weekly VRDNs (Belcourt
                        Ltd.)/(Northern Trust Co., Chicago, IL LOC)              4,600,000
   9,500,000            Savannah, GA, EDA (Series 1995A), Weekly
                        VRDNs (Home Depot, Inc.)                                 9,500,000
   2,000,000            Savannah, GA, EDA (Series 2000), Weekly
                        VRDNs (Republic Services of
                        Georgia)/(SunTrust Bank LOC)                             2,000,000
   2,750,000            Savannah, GA, EDA (Series 2003C), Weekly
                        VRDNs (Marshes of Skidaway Island)/(BNP
                        Paribas SA LOC)                                          2,750,000
   3,500,000            Savannah, GA, Housing Authority (Series
                        2003), Weekly VRDNs (Bradley Pointe
                        Apartments)/(Key Bank, N.A. LOC)                         3,500,000
   650,000              Stephens County, GA, Development Authority
                        (Series 1999), Weekly VRDNs (Toccoa
                        Packaging, Inc.)/(SouthTrust Bank LOC)                   650,000
   1,565,000            Thomasville, GA, HFA, (Series 2002A), Weekly
                        VRDNs (Wood Valley Apartments)/
                        (SouthTrust Bank LOC)                                    1,565,000
   435,000              Walker County, GA, Water and Sewer
                        Authority, 2.00% Bonds (FSA INS), 4/1/2005               435,276
   7,000,000            Wayne County, GA, IDA (Series 2004), Weekly
                        VRDNs (Great Southern Wood, Inc.)/
                        (SouthTrust Bank LOC)                                    7,000,000
   1,400,000            Whitfield County, GA, Development Authority
                        Weekly VRDNs (Franklin Industries,
                        Inc.)/(Bank of America N.A. LOC)                         1,400,000
   1,175,000            Whitfield County, GA, Development Authority
                        (Series 1996), Weekly VRDNs (AMC
                        International, Inc.)/(SunTrust Bank LOC)                 1,175,000
   3,600,000            Winder-Barrow County, GA, Joint Development
                        Authority (Series 2001)  Weekly VRDNs
                        (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)               3,600,000
                        Total                                                    470,819,628
                        Puerto Rico--1.6%
   7,595,000      2      Puerto Rico Infrastructure Financing
                        Authority (Series 2000-483), 1.83% TOBs
                        (Puerto Rico Infrastructure Financing
                        Authority, Special Obligation 2000
                        A)/(Morgan Stanley LIQ), Optional Tender
                        10/13/2005                                         $     7,595,000
                        Total municipal Investments--101.3%
                        (at amortized cost)3                                     478,414,628
                        other assets and liablities net (1.3)%                   (6,144,551)
                        total net assets -100%                             $     472,270,077

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 46.4% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

       First Tier        Second Tier
       100.0%            0.0%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $135,350,000 which represents 28.7% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
CP          --Commercial Paper
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corp.
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Putable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes
































Maryland Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                                                                            Value
                          Short-Term Municipals--100%1
                          Maryland--99.6%
$   1,475,000             Baltimore County, MD IDA (Series 1994A),
                          Weekly VRDNs (Pitts Realty LP)/(PNC Bank,
                          Delaware LOC)                                       $       1,475,000
    1,500,000             Baltimore County, MD IDA, Variable Rate
                          Demand Acquisition Program (Series 1986),
                          Weekly VRDNs (Baltimore Capital
                          Acquisition)/(Bayerische Landesbank
                          Girozentrale LOC)                                           1,500,000
    2,100,000             Baltimore County, MD Port Facility Monthly
                          VRDNs (Occidental Petroleum Corp.)/(BNP
                          Paribas SA LOC)                                             2,100,000
    5,500,000             Baltimore County, MD Weekly VRDNs (Calvert
                          Hall College)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                       5,500,000
    1,330,000             Baltimore County, MD (1994 Issue) Weekly
                          VRDNs (Direct Marketing Associates, Inc.
                          Facility)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                       1,330,000
    3,185,000             Baltimore County, MD (Series 1999), Weekly
                          VRDNs (Calvert Hall College)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                       3,185,000
    3,500,000             Calvert County, MD EDA (Series 2001), Weekly
                          VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V.
                          LOC)                                                        3,500,000
    400,000               Carroll County, MD (Series 1995B), Weekly
                          VRDNs (Evapco, Inc.)/(Bank of America N.A.
                          LOC)                                                        400,000
    3,500,000             Carroll County, MD (Series 1999B), Weekly
                          VRDNs (Fairhaven, Inc./Copper Ridge,
                          Inc.)/(Radian Asset Assurance INS)/(Branch
                          Banking & Trust Co., Winston-Salem LIQ)                     3,500,000
    2,310,000             Harford County, MD EDA (Series 2001), Weekly
                          VRDNs (Clark Finance, LLC)/(Branch Banking &
                          Trust Co., Winston-Salem LOC)                               2,310,000
    700,000               Harford County, MD (Series 1988), Weekly
                          VRDNs (1001 Partnership
                          Facility)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                       700,000
    1,180,000             Harford County, MD, EDRB (Series 1996),
                          Weekly VRDNs (Citrus and Allied Essences
                          Ltd.)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                            1,180,000
    2,770,000             Howard County, MD (Series 2002-A), Weekly
                          VRDNs (Columbia Vantage House
                          Corp.)/(Lasalle Bank, N.A. LOC)                             2,770,000
    2,900,000             Maryland Industrial Development Financing
                          Authority (Series 1999), 2.25% TOBs
                          (Signature Flight Support Corp.)/(Bayerische
                          Landesbank Girozentrale LOC), Optional
                          Tender 6/1/2005                                             2,900,000
    2,500,000      2      Maryland State Community Development
                          Administration (PA-629R) Weekly VRDNs
                          (Merrill Lynch & Co., Inc. LIQ)                             2,500,000
    2,165,000             Maryland State Community Development
                          Administration (Series 1990B), Weekly VRDNs
                          (Cherry Hill Apartment Ltd.)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                       2,165,000
    6,500,000      2      Maryland State Community Development
                          Administration (Series 2004 FR/RI-L59J),
                          Weekly VRDNs (Lehman Brothers Holdings, Inc.
                          LIQ)                                                        6,500,000
    2,115,000      2      Maryland State Community Development
                          Administration, MERLOTS (Series 2001-B2),
                          Weekly VRDNs (Wachovia Bank N.A. LIQ)                       2,115,000
    1,910,000      2      Maryland State Community Development
                          Administration (PT-123), 2.20% TOBs (Svenska
                          Handelsbanken, Stockholm LIQ), Optional
                          Tender 11/17/2005                                           1,910,000
    2,500,000             Maryland State Economic Development Corp.,
                          (1997 Issue), Weekly VRDNs (Jenkins Memorial
                          Nursing Home, Inc. Facility)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                       2,500,000
    1,750,000             Maryland State Economic Development Corp.,
                          (Series 1998), Weekly VRDNs (Morrison Health
                          Care, Inc.)/(Bank of America N.A. LOC)                      1,750,000
    1,700,000             Maryland State Economic Development Corp.,
                          (Series 2000), Weekly VRDNs (AFCO Cargo BWI
                          II LLC)/(SunTrust Bank LOC)                                 1,700,000
    2,800,000             Maryland State Economic Development Corp.,
                          (Series 2000), Weekly VRDNs (Hunter Douglas
                          Northeast, Inc.)/(Wachovia Bank N.A. LOC)                   2,800,000
    2,500,000             Maryland State Economic Development Corp.,
                          (Series 2003: Maryland Science Center),
                          Weekly VRDNs (Maryland Academy of
                          Sciences)/(Bank of America N.A. LOC)                        2,500,000
    1,000,000             Maryland State Health & Higher Educational
                          Facilities Authority (Series 1985A), Weekly
                          VRDNs (JPMorgan Chase Bank, N.A. LOC)                       1,000,000
    3,500,000             Maryland State Health & Higher Educational
                          Facilities Authority (Series 2004), Weekly
                          VRDNs (Annapolis Life Care, Inc.)/(Citizens
                          Bank of Pennsylvania LOC)                                   3,500,000
    3,000,000             Maryland State Health & Higher Educational
                          Facilities Authority (Series A), 4.50% Bonds
                          (Johns Hopkins Hospital), 8/1/2005                          3,044,081
    3,000,000             Maryland State IDFA (1994 Issue) Weekly
                          VRDNs (Baltimore International Culinary
                          College Foundation, Inc.)/(SunTrust Bank LOC)               3,000,000
    700,000               Maryland State (1997, Second Series), 5.00%
                          Bonds, 8/1/2005                                             712,102
    2,000,000             Montgomery County, MD EDA (Series 2002),
                          Weekly VRDNs (Institute for Genomic
                          Research, Inc.)/(Bank of America N.A. LOC)                  2,000,000
    1,151,000             Montgomery County, MD Housing Opportunities
                          Commission (Series 1998 Issue I), Weekly
                          VRDNs (Byron House, Inc.
                          Facility)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                       1,151,000
    720,000               Montgomery County, MD Weekly VRDNs
                          (Information Systems and Networks
                          Corp.)/(Bank of America N.A. LOC)                           720,000
    6,730,000      2      Northeast, MD Waste Disposal Authority
                          (PT-766), Weekly VRDNs (AMBAC
                          INS)/(Landesbank Hessen-Thueringen,
                          Frankfurt LIQ)                                              6,730,000
    1,615,000      2      Prince Georges County, MD Housing Authority
                          Mortgage (PT-1311), Weekly VRDNs (GNMA
                          COL)/(Merrill Lynch & Co., Inc. LIQ)                        1,615,000
    1,000,000             Prince Georges County, MD (Series 2000),
                          5.00% Bonds, 10/1/2005                                      1,021,601
    1,375,000             Queen Annes County, MD Economic Development
                          Revenue (Series 1994), 2.15% TOBs (Safeway
                          Inc.)/(Deutsche Bank Trust Co. Americas
                          LOC), Mandatory Tender 6/1/2005                             1,375,000
    2,500,000             Washington County, MD (Series 2000), Weekly
                          VRDNs (YMCA of Hagerstown,
                          Inc.)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                            2,500,000
                          Total                                                       87,158,784
                          Puerto Rico--0.4%
    335,000        2      Puerto Rico HFA (Series 2003 FR/RI-L30J),
                          Weekly VRDNs (GNMA COL)/(Lehman Brothers
                          Holdings, Inc. LIQ)                                         335,000
                          Total municipal Investments---100.0% (at
                          amortized cost)3                                            87,493,784
                          other assets and liabilities---net---0.0%                   (31,697)
                          total net assets----100%                            $       87,462,087



       Securities that are subject to the federal alternative minimum tax (AMT) represent
       44.0% of the portfolio as calculated based upon total portfolio market value
       (percentage is unaudited).

1      The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs)
       or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2
       by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all
       considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or
       Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

       First Tier        Second Tier
       100.0%            0.0%

2      Denotes a restricted security, including securities purchased under Rule 144A of the
       Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At January 31, 2005, these securities amounted to $21,705,000 which represents 24.8% of total net assets.

3      Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDA         --Economic Development Authority
EDRB        --Economic Development Revenue Bonds
GNMA        --Government National Mortgage Association
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDFA        --Industrial Development Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes



















Massachusetts Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                        Short-Term Municipals--104.8%1
                        Massachusetts--104.8%
$  11,166,000    2      ABN AMRO MuniTOPS Certificates Trust
                        (Massachusetts Non-AMT)/(Series 1998-12),
                        Weekly VRDNs (Massachusetts Water Resources
                        Authority)/(MBIA Insurance Corp. INS)/
                        (ABN AMRO Bank NV, Amsterdam LIQ)                  $       11,166,000
   2,071,000            Boxborough, MA, 2.00% BANs, 3/25/2005                      2,073,713
   3,050,000            Bridgewater-Raynham, MA Regional School
                        District, 3.50% BANs, 1/26/2006                            3,085,188
   17,105,922    2      Clipper Tax-Exempt Certificates Trust
                        (Massachusetts Non-AMT)/(Series 1997-2),
                        Weekly VRDNs (Massachusetts State Lottery
                        Commission)/(AMBAC INS)/(State Street Bank
                        and Trust Co. LIQ)                                         17,105,922
   13,210,000    2      Clipper Tax-Exempt Certificates Trust
                        (Massachusetts Non-AMT)/(Series 2000-2),
                        1.35% TOBs (Massachusetts Turnpike
                        Authority)/(MBIA Insurance Corp. INS)/(State
                        Street Bank and Trust Co. LIQ), Optional
                        Tender 2/10/2005                                           13,210,000
   9,500,000     2      Clipper Tax-Exempt Certificates Trust
                        (Massachusetts Non-AMT)/(Series 2001-4),
                        1.60% TOBs (Massachusetts Turnpike
                        Authority)/(MBIA Insurance Corp. INS)/(State
                        Street Bank and Trust Co. LIQ), Optional
                        Tender 3/10/2005                                           9,500,000
   10,610,000           Commonwealth of Massachusetts (Series 2001
                        B), Weekly VRDNs (Landesbank
                        Hessen-Thueringen, Frankfurt LIQ)                          10,610,000
   3,255,000     2      Commonwealth of Massachusetts, 1999 SG 126
                        Weekly VRDNs (Societe Generale, Paris LIQ)                 3,255,000
   4,965,000     2      Commonwealth of Massachusetts, MERLOTS
                        (Series 2002-A9), Weekly VRDNs (FSA
                        INS)/(Wachovia Bank N.A. LIQ)                              4,965,000
   5,400,000     2      Commonwealth of Massachusetts, MERLOTS
                        (Series 2004-C42), Weekly VRDNs (AMBAC
                        INS)/(Wachovia Bank N.A. LIQ)                              5,400,000
   2,970,000     2      Commonwealth of Massachusetts (PA-793),
                        Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)               2,970,000
   5,030,000     2      Commonwealth of Massachusetts, PUTTERs
                        (Series 343), Weekly VRDNs (XL Capital
                        Assurance Inc. INS)/(J.P. Morgan Chase & Co.
                        LIQ)                                                       5,030,000
   2,000,000     2      Commonwealth of Massachusetts, PUTTERs
                        (Series 443), Weekly VRDNs (FGIC, FSA INS)
                        and JPMorgan Chase Bank, N.A. LIQs)                        2,000,000
   8,555,000     2      Commonwealth of Massachusetts, ROCs (Series
                        1047), Weekly VRDNs (FSA INS)/(Citigroup
                        Global Markets Holdings, Inc. LIQ)                         8,555,000
   6,240,000     2      Commonwealth of Massachusetts, Roaring Forks
                        (Series 2003-10), Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bank of New York LIQ)                6,240,000
   2,785,000     2      Commonwealth of Massachusetts, Variable Rate
                        Certificates (Series 2001-O), Weekly VRDNs
                        (FSA INS)/(Bank of America N.A. LIQ)                       2,785,000
   3,485,000     2      Commonwealth of Massachusetts, Variable Rate
                        Certificates (Series 2002-C), Weekly VRDNs
                        (FSA INS)/(Bank of America N.A. LIQ)                       3,485,000
   4,000,000            Dighton-Rehobeth, MA Regional School
                        District, 3.00% BANs, 6/3/2005                             4,012,598
   4,510,000            Dover-Sherborn, MA Regional School District,
                        3.00% BANs, 11/10/2005                                     4,547,594
   3,000,000            Fall River, MA, 2.00% BANs, 2/3/2005                       3,000,130
   8,922,017            Gateway, MA Regional School District, 3.00%
                        BANs, 11/10/2005                                           8,966,716
   6,882,000            Gloucester, MA, 3.00% BANs, 9/23/2005                      6,933,965
   7,083,553     2      Koch Floating Rate Trust (Massachusetts
                        Non-AMT)/(Series 1999-4), Weekly VRDNs
                        (AMBAC INS)/(State Street Bank and Trust Co.
                        LIQ)                                                       7,083,553
   970,000       2      Massachusetts Bay Transit Authority
                        Assessment Bonds, TICs/TOCs (Series 2004-D),
                        Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)               970,000
   7,415,000            Massachusetts Bay Transportation Authority
                        General Transportation System (Series 1999),
                        Weekly VRDNs (Landesbank Baden-Wuerttemberg
                        LIQ)                                                       7,415,000
   3,500,000     2      Massachusetts Bay Transportation Authority
                        General Transportation System, MERLOTS
                        (Series 2000H), Weekly VRDNs (FGIC
                        INS)/(Wachovia Bank N.A. LIQ)                              3,500,000
   2,700,000     2      Massachusetts Bay Transportation Authority
                        General Transportation System (PT-1218),
                        Weekly VRDNs (FGIC INS)/(Merrill Lynch &
                        Co., Inc. LIQ)                                             2,700,000
   1,000,000     2      Massachusetts Bay Transportation Authority
                        Sales Tax Revenue, PUTTERs (Series 442),
                        Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)               1,000,000
   6,500,000            Massachusetts Development Finance Agency
                        Weekly VRDNs (Chestnut Hill School)/
                        (Citizens Bank of Massachusetts LOC)                       6,500,000
   4,150,000            Massachusetts Development Finance Agency
                        Weekly VRDNs (YOU, Inc.)/(Lloyds TSB Bank
                        PLC, London LOC)                                           4,150,000
   4,800,000            Massachusetts Development Finance Agency
                        (Series 1998A), Weekly VRDNs (Shady Hill
                        School)/(Citizens Bank of Massachusetts LOC)               4,800,000
   6,200,000            Massachusetts Development Finance Agency
                        (Series 2000), Weekly VRDNs (Marine
                        Biological Laboratory)/(Allied Irish Banks
                        PLC LOC)                                                   6,200,000
   4,500,000            Massachusetts Development Finance Agency
                        (Series 2000), Weekly VRDNs (Worcester
                        Academy)/(Allied Irish Banks PLC LOC)                      4,500,000
   3,000,000            Massachusetts Development Finance Agency
                        (Series 2001), Weekly VRDNs (The Children's
                        Museum)/(Citizens Bank of Massachusetts LOC)               3,000,000
   7,300,000            Massachusetts Development Finance Agency
                        (Series 2001A), Weekly VRDNs (Alliance of
                        Massachusetts, Inc.)/(PNC Bank, N.A. LOC)                  7,300,000
   735,000              Massachusetts Development Finance Agency
                        (Series 2002), Weekly VRDNs (Gordon
                        College)/(Citizens Bank of Massachusetts LOC)              735,000
   12,700,000           Massachusetts Development Finance Agency
                        (Series 2002A), Weekly VRDNs (Assumption
                        College)/(Bank of New York LOC)                            12,700,000
   2,500,000            Massachusetts Development Finance Agency
                        (Series 2003), Weekly VRDNs (Boston College
                        High School)/(Citizens Bank of Massachusetts
                        LOC)                                                       2,500,000
   5,000,000            Massachusetts Development Finance Agency
                        (Series 2004), Weekly VRDNs (Thayer
                        Academy)/(Allied Irish Banks PLC LOC)                      5,000,000
   6,000,000            Massachusetts Development Finance Agency
                        (Series 2004B), Weekly VRDNs (Northfield
                        Mount Hermon School)/(Radian Asset Assurance
                        INS)/(Fleet National Bank LIQ)                             6,000,000
   2,000,000            Massachusetts HEFA (Series 2003), Weekly
                        VRDNs (Emmanuel College)/(Allied Irish Banks
                        PLC and State Street Bank and Trust Co. LOCs)              2,000,000
   2,000,000            Massachusetts HEFA (Series 2004G), Weekly
                        VRDNs (Winchester Hospital)/(Fleet National
                        Bank LOC)                                                  2,000,000
   1,850,000            Massachusetts HEFA (Series A-1), Weekly
                        VRDNs (Sherrill House)/(Comerica Bank LOC)                 1,850,000
   2,860,000            Massachusetts HEFA (Series B), Weekly VRDNs
                        (Boston Home)/(Citizens Bank of
                        Massachusetts LOC)                                         2,860,000
   5,555,000            Massachusetts HEFA (Series B), Weekly VRDNs
                        (New England Carpenters Training
                        Fund)/(Citizens Bank of Massachusetts LOC)                 5,555,000
   5,505,000     2      Massachusetts HEFA Variable Rate
                        Certificates (Series 2002-D), Weekly VRDNs
                        (Massachusetts Institute of
                        Technology)/(Bank of America N.A. LIQ)                     5,505,000
   4,400,000            Massachusetts IFA (Series 1994), Weekly
                        VRDNs (Nova Realty Trust)/(Fleet National
                        Bank LOC)                                                  4,400,000
   1,655,000            Massachusetts IFA (Series 1995), Weekly
                        VRDNs (Goddard House)/(Fleet National Bank
                        LOC)                                                       1,655,000
   4,269,000            Massachusetts IFA (Series 1996), Weekly
                        VRDNs (Newbury College)/(Fleet National Bank
                        LOC)                                                       4,269,000
   2,330,000            Massachusetts IFA (Series 1997), Weekly
                        VRDNs (Massachusetts Society for the
                        Prevention of Cruelty to Animals)/(Fleet
                        National Bank LOC)                                         2,330,000
   6,400,000            Massachusetts IFA (Series 1997), Weekly
                        VRDNs (Mount Ida College)/(Fleet National
                        Bank LOC)                                                  6,400,000
   3,465,000            Massachusetts IFA (Series 1998A), Weekly
                        VRDNs (JHC Assisted Living Corp.)/(SunTrust
                        Bank LOC)                                                  3,465,000
   3,065,000            Massachusetts IFA (Series B), Weekly VRDNs
                        (Williston North Hampton School)/(Fleet
                        National Bank LOC)                                         3,065,000
   2,240,000     2      Massachusetts State HFA (PT-162), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(BNP
                        Paribas SA LIQ)                                            2,240,000
   8,255,000     2      Massachusetts Turnpike Authority, Variable
                        Rate Certificates (Series 1997N), Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Bank of
                        America N.A. LIQ)                                          8,255,000
   15,400,000    2      Massachusetts Water Pollution Abatement
                        Trust Pool, Subordinate, MERLOTS (Series
                        1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)              15,400,000
   1,025,000            Massachusetts Water Resources Authority
                        (Series 2000B), Weekly VRDNs (FGIC INS)/
                        (FGIC Securities Purchase, Inc. LIQ)                       1,025,000
   4,125,000            Massachusetts Water Resources Authority
                        (Series 2001B), Weekly VRDNs (FGIC INS)/
                        (FGIC Securities Purchase, Inc. LIQ)                       4,125,000
   5,000,000     2      Massachusetts Water Resources Authority,
                        Class A Certificates (Series 2002-208),
                        Daily VRDNs (FSA INS)/(Bear Stearns Cos.,
                        Inc. LIQ)                                                  5,000,000
   4,603,000            Millbury, MA, 3.25% BANs, 1/20/2006                        4,644,336
   6,000,000            North Adams, MA, 2.00% BANs, 2/25/2005                     6,003,314
   3,500,000            Pelham, MA, 2.75% BANs, 9/2/2005                           3,519,047
   7,257,760            Plympton, MA, 3.00% BANs, 7/7/2005                         7,292,784
   2,920,000            Randolph, MA, 1.75% BANs, 3/4/2005                         2,921,544
                        Total municipal Investments---104.8% (at
                        amortized cost)3                                           330,730,404
                        other assets and liabilities---net---4.8%
                                                                                   (15,216,420)
                        total net assets---100%                            $       315,513,984

       At January 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

       First Tier              Second Tier
       100.0%                  0.0%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $147,320,475 which represents 46.7% of total net assets.
3      Also represents cost for federal tax purposes.


Note:       The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value it's portfolio securities in accordance with Rule 2a-7 under the Investment Company
Act                                               of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
IFA         --Industrial Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC(s)      --Letter(s) of  Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TICs        --Trust Inverse Certificates
TOBs        --Tender Option Bonds
TOCs        --Tender Option Certificates
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes















Michigan Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                          Value
                         Short-Term Municipals--104.4%1
                         Michigan--104.4%
$  6,000,000       2     ABN AMRO MuniTOPS Certificates Trust
                         (Michigan Non-AMT) Series 1998-11, Weekly
                         VRDNs (DeWitt, MI Public Schools)/(FSA
                         INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             $      6,000,000
   8,000,000       2     ABN AMRO MuniTOPS Certificates Trust
                         (Michigan Non-AMT) Series 2002-29, 1.70%
                         TOBs (Detroit, MI City School
                         District)/(FGIC INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ), Optional Tender 5/11/2005                 8,000,000
   3,000,000       2     Adrian, MI City School District, ROCs
                         (Series 2124), Weekly VRDNs (FSA
                         INS)/(Citigroup Global Markets Holdings,
                         Inc. LIQ)                                                 3,000,000
   3,295,000       2     Allen Park, MI Public School District, ROCs
                         (Series 4007), Weekly VRDNs (Michigan State
                         GTD)/(Citigroup Global Markets Holdings,
                         Inc. LIQ)                                                 3,295,000
   2,215,000             Auburn Hills, MI EDC, (Series 1995), Weekly
                         VRDNs (Suburban Tool, Inc.)/(Huntington
                         National Bank, Columbus, OH LOC)                          2,215,000
   4,195,000       2     BNY Municipal Certificates Trust (Series
                         2002-BNY3), Weekly VRDNs (Mazda Motor
                         Manufacturing (USA) Corp.)/(Bank of New York
                         LIQ)/(Bank of New York LOC)                               4,195,000
   8,500,000             Brighton, MI Area School District, (Series
                         I) Bonds (United States Treasury PRF),
                         5/1/2005 (@34.134)                                        2,891,942
   200,000               Dearborn, MI Economic Development Corp.,
                         (Series 1990), Weekly VRDNs (Exhibit
                         Productions, Inc.)/(Comerica Bank LOC)                    200,000
   9,000,000       2     Detroit, MI City School District, (PA-997R),
                         1.35% TOBs (FSA INS)/(Merrill Lynch & Co.,
                         Inc. LIQ), Optional Tender 9/8/2005                       9,000,000
   3,480,000       2     Detroit, MI City School District, ROCs
                         (Series 4004), Weekly VRDNs (FGIC
                         INS)/(Citigroup Global Markets Holdings,
                         Inc. LIQ)                                                 3,480,000
   1,000,000       2     Detroit, MI City School District, Variable
                         Certificates (Series 2002H), Weekly VRDNs
                         (FSA INS)/(Bank of America N.A. LIQ)                      1,000,000
   6,000,000       2     Detroit, MI City School District, Variable
                         Rate Certificates (Series 2001-P), Weekly
                         VRDNs (FSA INS)/(Bank of America N.A. LIQ)                6,000,000
   2,280,000       2     Detroit, MI Sewage Disposal System, MERLOTS
                         (Series 2001-A103), Weekly VRDNs (FGIC
                         INS)/(Wachovia Bank N.A. LIQ)                             2,280,000
   2,000,000       2     Detroit, MI Water Supply System, MERLOTS
                         (Series 2000 D), Weekly VRDNs (FGIC
                         INS)/(Wachovia Bank N.A. LIQ)                             2,000,000
   1,125,000             Detroit, MI, 2.00% Bonds (FSA INS), 4/1/2005              1,126,709
   4,750,000       2     Dickinson County, MI Economic Development
                         Corp., (Series 2004 FR/RI-F14), Weekly VRDNs
                         (International Paper Co.)/(Lehman Brothers
                         Holdings, Inc. SWP)                                       4,750,000
   2,750,000             Farmington Hills, MI Economic Development
                         Corp., Weekly VRDNs (Echo Park Learning
                         Center)/(Standard Federal Bank, N.A. LOC)                 2,750,000
   1,885,000             Grand Rapids, MI Economic Development Corp.,
                         (Series 1991-B), Weekly VRDNs (Amway Hotel
                         Corp.)/(Standard Federal Bank, N.A. LOC)                  1,885,000
   2,500,000             Grand Rapids, MI IDR, Weekly VRDNs
                         (Precision Aerospace, Inc.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                           2,500,000
   2,095,000             Grand Rapids, MI IDR, (Series 1999), Weekly
                         VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank,
                         NA LOC)                                                   2,095,000
   2,300,000             Jackson County, MI Public Schools, 2.45%
                         TANs (Comerica Bank LOC), 5/23/2005                       2,305,751
   3,100,000             Michigan Job Development Authority, Weekly
                         VRDNs (Andersons Project)/(Credit Lyonnais
                         SA LOC)                                                   3,100,000
   10,000,000            Michigan Municipal Bond Authority, (Series
                         B-1), 3.00% RANs, 8/19/2005                               10,077,796
   5,000,000       2     Michigan Municipal Bond Authority, AUSTIN
                         (Series 2002F), Weekly VRDNs (Michigan
                         Municipal Bond Authority Clean Water
                         Revolving Fund)/(Bank of America N.A. LIQ)                5,000,000
   10,000,000            Michigan State Building Authority, (Series
                         3), 1.95% CP (Bank of New York LOC),
                         Mandatory Tender 4/27/2005                                10,000,000
   3,000,000             Michigan State Building Authority, 5.00%
                         Bonds, 4/15/2005                                          3,020,787
   2,785,000             Michigan State Hospital Finance Authority,
                         (Series 2000), Weekly VRDNs (Oaklawn
                         Hospital, MI)/(Standard Federal Bank, N.A.
                         LOC)                                                      2,785,000
   1,500,000       2     Michigan State Hospital Finance Authority,
                         MERLOTS (Series 1997A), Weekly VRDNs
                         (Detroit Medical Center Obligated
                         Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)               1,500,000
   3,000,000             Michigan State Housing Development
                         Authority, Weekly VRDNs (Woodland Meadows,
                         MI)/(JPMorgan Chase Bank, N.A. LOC)                       3,000,000
   4,500,000             Michigan State Housing Development
                         Authority, (2002 Series A), Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Landesbank
                         Hessen-Thueringen, Frankfurt LIQ)                         4,500,000
   5,570,000             Michigan State Housing Development
                         Authority, (Series 2001A), Weekly VRDNs
                         (Sand Creek Apartments)/(FHLB of Cincinnati
                         LOC)                                                      5,570,000
   900,000               Michigan State Housing Development
                         Authority, (Series 2001B), Weekly VRDNs
                         (Sand Creek Apartments)/(FHLB of
                         Indianapolis LOC)                                         900,000
   1,875,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Ace Hi Displays, Inc.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                           1,875,000
   2,065,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Anro LLC)/(U.S. Bank, NA LOC)                            2,065,000
   6,600,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Bishop Creek LLC)/(Comerica Bank LOC)                    6,600,000
   900,000               Michigan State Strategic Fund, Weekly VRDNs
                         (Bruin Land Holdings LLC)/(Huntington
                         National Bank, Columbus, OH LOC)                          900,000
   900,000               Michigan State Strategic Fund, Weekly VRDNs
                         (Dynamic Plastics, Inc.)/(Standard Federal
                         Bank, N.A. LOC)                                           900,000
   920,000               Michigan State Strategic Fund, Weekly VRDNs
                         (Elbie & Sohn, Inc.)/(Standard Federal Bank,
                         N.A. LOC)                                                 920,000
   2,855,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Elm Plating Co.)/(Comerica Bank LOC)                     2,855,000
   1,455,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Enprotech Mechanical Services,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                   1,455,000
   2,730,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Hess Industries, Inc.)/(Lasalle Bank, N.A.
                         LOC)                                                      2,730,000
   975,000               Michigan State Strategic Fund, Weekly VRDNs
                         (Moore Flame Cutting)/(Standard Federal
                         Bank, N.A. LOC)                                           975,000
   3,595,000             Michigan State Strategic Fund, Weekly VRDNs
                         (United Fixtures Co.)/(Deutsche Bank AG LOC)              3,595,000
   2,400,000             Michigan State Strategic Fund, Weekly VRDNs
                         (Universal Tube, Inc.)/(Standard Federal
                         Bank, N.A. LOC)                                           2,400,000
   1,540,000             Michigan State Strategic Fund, (Series
                         1995), Weekly VRDNs (Bear Lake Associates
                         Project)/(Fifth Third Bank, Michigan LOC)                 1,540,000
   230,000               Michigan State Strategic Fund, (Series
                         1995), Weekly VRDNs (Hercules Drawn Steel
                         Corporation Project)/(Key Bank, N.A. LOC)                 230,000
   510,000               Michigan State Strategic Fund, (Series
                         1995), Weekly VRDNs (RSR Project)/(Fifth
                         Third Bank, Michigan LOC)                                 510,000
   4,710,000             Michigan State Strategic Fund, (Series
                         1995), Weekly VRDNs (Wayne Disposal-Oakland,
                         Inc.)/(Credit Suisse First Boston LOC)                    4,710,000
   200,000               Michigan State Strategic Fund, (Series
                         1996), Weekly VRDNs (ACI Properties LLC
                         Project)/(Comerica Bank LOC)                              200,000
   680,000               Michigan State Strategic Fund, (Series
                         1996), Weekly VRDNs (Echo Properties LLC
                         Project)/(Comerica Bank LOC)                              680,000
   425,000               Michigan State Strategic Fund, (Series
                         1996), Weekly VRDNs (Inalfa-Hollandia,
                         Inc.)/(Comerica Bank LOC)                                 425,000
   2,700,000             Michigan State Strategic Fund, (Series
                         1996), Weekly VRDNs (RMT Woodworth,
                         Inc.)/(Comerica Bank LOC)                                 2,700,000
   1,425,000             Michigan State Strategic Fund, (Series
                         1997), Weekly VRDNs (Enprotech Mechanical
                         Services, Inc.)/(Standard Federal Bank, N.A.
                         LOC)                                                      1,425,000
   1,905,000             Michigan State Strategic Fund, (Series
                         1998), Weekly VRDNs (Monroe Publishing
                         Co.)/(Comerica Bank LOC)                                  1,905,000
   1,245,000             Michigan State Strategic Fund, (Series
                         1998), Weekly VRDNs (Wolverine
                         Leasing)/(Huntington National Bank,
                         Columbus, OH LOC)                                         1,245,000
   1,010,000             Michigan State Strategic Fund, (Series
                         1998), Weekly VRDNs (Wolverine
                         Printing)/(Huntington National Bank,
                         Columbus, OH LOC)                                         1,010,000
   2,195,000             Michigan State Strategic Fund, (Series
                         1999), Weekly VRDNs (DW Aluminum LLC)/(Key
                         Bank, N.A. LOC)                                           2,195,000
   1,260,000             Michigan State Strategic Fund, (Series
                         1999), Weekly VRDNs (Fab-All Manufacturing,
                         Inc.)/(Wells Fargo Bank Minnesota NA LOC)                 1,260,000
   1,125,000             Michigan State Strategic Fund, (Series
                         1999), Weekly VRDNs (J. G. Kern Enterprises,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                   1,125,000
   2,200,000             Michigan State Strategic Fund, (Series
                         1999), Weekly VRDNs (R.M.D.H. Properties
                         LLC)/(Huntington National Bank, Columbus, OH
                         LOC)                                                      2,200,000
   5,475,000             Michigan State Strategic Fund, (Series
                         2000), Weekly VRDNs (Lee Steel
                         Corp.)/(Comerica Bank LOC)                                5,475,000
   6,453,000             Michigan State Strategic Fund, (Series A),
                         Weekly VRDNs (Teal Run Apartments)/(FHLB of
                         Indianapolis LOC)                                         6,453,000
   761,000               Michigan State Strategic Fund, (Series B),
                         Weekly VRDNs (Teal Run Apartments)/(FHLB of
                         Indianapolis LOC)                                         761,000
   290,000               Michigan State Strategic Fund, Limited
                         Obligation Revenue Bonds (Series 1995),
                         Weekly VRDNs (Rowe Thomas Co.)/(Comerica
                         Bank LOC)                                                 290,000
   2,155,000             Michigan State Strategic Fund, Limited
                         Obligation Revenue Bonds (Series 1995),
                         Weekly VRDNs (J.R. Automation
                         Technologies)/(Fifth Third Bank, Michigan
                         LOC)                                                      2,155,000
   1,025,000             Michigan State Strategic Fund, Limited
                         Obligation Revenue Bonds, Series 1995,
                         Weekly VRDNs (Welch Properties)/(Fifth Third
                         Bank, Michigan LOC)                                       1,025,000
   4,650,000             Muskegon County, MI, 2.50% BANs, 11/1/2005                4,650,000
   1,960,000             Oakland County, MI EDC, (Series 1997),
                         Weekly VRDNs (Stone Soap Co.,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                   1,960,000
   1,890,000             Oakland County, MI EDC, (Series 1998),
                         Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish
                         Banks PLC LOC)                                            1,890,000
   3,400,000             Oakland County, MI EDC, (Series 1998),
                         Weekly VRDNs (Lourdes Assisted Living,
                         Inc.)/(Allied Irish Banks PLC LOC)                        3,400,000
   9,410,000       2     Oxford, MI Area Community Schools, MERLOTS
                         (Series 2001-A117), 2.11% TOBs (Michigan
                         State GTD)/(Wachovia Bank N.A. LIQ),
                         Optional Tender 11/10/2005                                9,410,000
   3,000,000             Waterford, MI School District, 3.00% TANs,
                         5/30/2005                                                 3,012,814
   2,535,000       2     Wayne County, MI, (PT-2128), Weekly VRDNs
                         (Detroit, MI Metropolitan Wayne County
                         Airport)/(MBIA Insurance Corp. INS)/(WestLB
                         AG (GTD) LIQ)                                             2,535,000
   3,995,000       2     Wayne County, MI, (Series 2000-383), Weekly
                         VRDNs (Detroit, MI Metropolitan Wayne County
                         Airport)/(MBIA Insurance Corp. INS)/(Morgan
                         Stanley LIQ)                                              3,995,000
                         Total Municipal Investments--104.4%
                         (at amortized cost)3                                      218,064,799
                         Other assets and liabilities--net--(4.4)%                   (9,204,639)
                         Total Net assets--100%                              $      208,860,160

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 46.1% of the portfolio as calculated based on total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

       First Tier           Second Tier
       100.0%               0.0%


2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $75,440,000 which represents 36.1% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act
of 1940, as amended.


The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
CP          --Commercial Paper
EDC         --Economic Development Commission
FGIC        --Financial Guaranty Insurance Company
FHLB        --Federal Home Loan Bank
FSA         --Financial Security Assurance
GTD         --Guaranteed
IDR         --Industrial Development Revenue
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PRF         --Prerefunded
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SWP         --Swap
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes








Minnesota Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                           Value
                         Short-Term Municipals--102.0%1
                         Minnesota--99.8%
$  10,255,000     2      ABN AMRO MuniTOPS Certificates Trust (Minnesota
                         Non-AMT)/(Series 2000-8), Weekly VRDNs
                         (Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ)                                     $       10,255,000
   2,750,000             Apple Valley, MN, IDRB (Series 1995), Weekly
                         VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC)           2,750,000
   7,225,000             Avon, MN, (Series 1998), Weekly VRDNs (Vesper
                         Corp.)/(Key Bank, N.A. LOC)                                7,225,000
   2,855,000             Blaine, MN, Industrial Development Revenue
                         Bonds (Series 1996), Weekly VRDNs (S & S of
                         Minnesota LLC)/(Wells Fargo Bank Minnesota N.A.
                         LOC)                                                       2,855,000
   865,000               Byron, MN Weekly VRDNs (Schmidt
                         Printing)/(Wells Fargo Bank Minnesota N.A. LOC)            865,000
   7,300,000             Center City, MN (Series 2000), Weekly VRDNs
                         (Hazelden Foundation)/(Allied Irish Banks PLC
                         LOC)                                                       7,300,000
   955,000               Chanhassen, MN IDA (Series 1995), Weekly VRDNs
                         (Building Management Group LLC)/(Wells Fargo
                         Bank Minnesota N.A. LOC)                                   955,000
   2,815,000             Chaska, MN (Series 2004), Weekly VRDNs
                         (Lifecore Biomedical, Inc.)/(Marshall & Ilsley
                         Bank, Milwaukee LOC)                                       2,815,000
   2,000,000             Coon Rapids, MN Hospital Authority (Series
                         1985), Weekly VRDNs (Health Central
                         System)/(Wells Fargo Bank Minnesota N.A. LOC)              2,000,000
   3,400,000             Coon Rapids, MN (Series 2003A), Weekly VRDNs
                         (Crest Oaks Apartments)/(Lasalle Bank, N.A. LOC)           3,400,000
   2,350,000             Cottage Grove, MN, IDR Refunding Bonds (Series
                         1995), Weekly VRDNs (SUPERVALU, Inc.)/(Wachovia
                         Bank N.A. LOC)                                             2,350,000
   14,500,000     2      Dakota County & Washington County MN Housing &
                         Redevelopment Authority, MERLOTS (Series J),
                         Weekly VRDNs (United States Treasury
                         COL)/(Wachovia Bank N.A. LIQ)                              14,500,000
   15,875,000     2      Dakota County, MN Community Development Agency
                         (PT-484), Weekly VRDNs (Southview Gables
                         Apartments)/(FHLMC GTD)/(FHLMC LIQ)                        15,875,000
   18,680,000     2      Dakota County, Washington County & Anoka City,
                         MN Housing & Redevelopment Authority, MERLOTS
                         (Series H), Weekly VRDNs (United States
                         Treasury COL)/(Wachovia Bank N.A. LIQ)                     18,680,000
   4,325,000             Eagan, MN (Series 2003 A-1), Weekly VRDNs
                         (Thomas Lake Place Apartments)/(FNMA LOC)                  4,325,000
   530,000               Eden Prairie, MN IDA Weekly VRDNs (Richard W.
                         Cohen)/(Wells Fargo Bank Minnesota N.A. LOC)               530,000
   630,000               Eden Prairie, MN IDA (Series 1996), Weekly
                         VRDNs (Challenge Printing, Inc.)/(U.S. Bank,
                         N.A. LOC)                                                  630,000
   965,000               Eden Prairie, MN IDA (Series 1995), Weekly
                         VRDNs (Robert Lothenbach)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        965,000
   4,000,000             Eden Prairie, MN Independent School District
                         No. 272, 2.75% TRANs (Minnesota State GTD),
                         9/26/2005                                                  4,025,950
   6,000,000             Eden Prairie, MN Multifamily Housing (Series
                         2003-A), Weekly VRDNs (Eden Prairie, MN Leased
                         Housing Associates LLP)/(Lasalle Bank, N.A. LOC)           6,000,000
   1,200,000             Edgerton, MN (Series 1998), Weekly VRDNs (Fey
                         Industries, Inc.)/(Wells Fargo Bank Minnesota
                         N.A. LOC)                                                  1,200,000
   2,175,000             Farmington, MN (Series 1996), Weekly VRDNs
                         (Lexington Standard Corp.)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        2,175,000
   1,950,000             Hennepin County, MN (Series 1996C), Weekly VRDNs           1,950,000
   2,500,000             Kasson-Mantorville, MN Independent School
                         District No. 204, 3.00% TRANs (Minnesota State
                         GTD), 9/5/2005                                             2,518,845
   3,200,000             Lino Lakes, MN (Series 1997), Weekly VRDNs
                         (Taylor Corp.)/(Wells Fargo Bank Minnesota N.A.
                         LOC)                                                       3,200,000
   1,815,000             Lino Lakes, MN (Series 1998), Weekly VRDNs
                         (Molin Concrete Products Co.)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        1,815,000
   585,000               Maple Grove, MN (Series 1998), Weekly VRDNs
                         (Spancrete Midwest Co.)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        585,000
   650,000               Maplewood, MN (Series 1997), Weekly VRDNs
                         (Camada Ltd. Partnership)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        650,000
   4,820,000             Mendota Heights, MN (Series 1999), Weekly VRDNs
                         (St. Thomas Academy)/(Allied Irish Banks PLC
                         LOC)                                                       4,820,000
   1,275,000             Metropolitan Council, MN (Series A), 3.50%
                         Bonds, 3/1/2005                                            1,277,425
   2,600,000             Minneapolis, MN (Series 1994), Weekly VRDNs
                         (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC)            2,600,000
   700,000               Minneapolis, MN (Series 1996), Weekly VRDNs
                         (WNB & Co.)/(U.S. Bank, N.A. LOC)                          700,000
   4,000,000             Minneapolis, MN, Housing Development Revenue
                         Refunding Bonds (Series 1988), Weekly VRDNs
                         (Symphony Place)/(FHLMC LOC)                               4,000,000
   10,625,000            Minneapolis/St. Paul, MN Housing Finance Board,
                         City Living Home Programs (Series 2003 A-1),
                         2.63% TOBs (AIG Funding, Inc.), Mandatory
                         Tender 5/2/2005                                            10,625,000
   13,950,000     2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission, MERLOTS (Series 2000ZZ), Weekly
                         VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                  13,950,000
   9,935,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission (PT-1174), Weekly VRDNs (FGIC
                         INS)/(Merrill Lynch & Co., Inc. LIQ)                       9,935,000
   5,310,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission, (PT-1442), Weekly VRDNs (AMBAC
                         INS)/(Merrill Lynch & Co., Inc. LIQ)                       5,310,000
   1,810,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission, (PT-727), Weekly VRDNs (FGIC
                         INS)/(BNP Paribas SA LIQ)                                  1,810,000
   6,990,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission ROCs (Series 327), Weekly VRDNs
                         (FGIC INS)/(Citibank N.A., New York LIQ)                   6,990,000
   3,710,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission (SGA 121) Weekly VRDNs (FGIC
                         INS)/(Societe Generale, Paris LIQ)                         3,710,000
   2,815,000      2      Minneapolis/St. Paul, MN Metropolitan Airports
                         Commission (SGA 127)/(Series 2001), Weekly
                         VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)             2,815,000
   7,370,000             Minnesota Agricultural and Economic Development
                         Board (Series 1996), Weekly VRDNs (Evangelical
                         Lutheran Good Samaritan Society)/(Allied Irish
                         Banks PLC LOC)                                             7,370,000
   7,000,000             Minnesota State HFA (2004 Series G), Weekly
                         VRDNs (Lloyds TSB Bank PLC, London LIQ)                    7,000,000
   2,495,000      2      Minnesota State HFA, MERLOTS (Series 2001-B3),
                         Weekly VRDNs (Wachovia Bank N.A. LIQ)                      2,495,000
   2,075,000      2      Minnesota State HFA (PA-1256), Weekly VRDNs
                         (Merrill Lynch & Co., Inc. LIQ)                            2,075,000
   3,745,000             Minnesota State HFA (Series D), 1.25% TOBs,
                         Mandatory Tender 5/18/2005                                 3,745,000
   15,000,000            Minnesota State HFA (Series J), 2.30% TOBs,
                         Mandatory Tender 12/14/2005                                15,000,000
   2,990,000      2      Minnesota State HFA, ROCs (Series 176), Weekly
                         VRDNs (Citibank N.A., New York LIQ)                        2,990,000
   4,555,000      2      Minnesota State HFA (Series 2002 FR/RI-L35J),
                         Weekly VRDNs (Lehman Brothers Holdings, Inc.
                         LIQ)                                                       4,555,000
   6,000,000             Minnesota State Higher Education Facility
                         Authority (Series 5-L), Weekly VRDNs
                         (University of St. Thomas)/(Allied Irish Banks
                         PLC LOC)                                                   6,000,000
   9,000,000             Minnesota State Higher Education Facility
                         Authority (Series Five-C), Weekly VRDNs
                         (University of St. Thomas)/(Allied Irish Banks
                         PLC LOC)                                                   9,000,000
   4,000,000             Minnesota State Higher Education Facility
                         Authority (Series Five-S), Weekly VRDNs
                         (William Mitchell College of Law)/(U.S. Bank,
                         N.A. LOC)                                                  4,000,000
   3,250,000             Minnesota State Higher Education Facility
                         Authority (Series Five-V), Weekly VRDNs (Bethel
                         College and Seminary)/(Allied Irish Banks PLC
                         LOC)                                                       3,250,000
   3,750,000             Minnesota State Higher Education Facility
                         Authority (Series Four-S), Weekly VRDNs (Bethel
                         College and Seminary)/(Allied Irish Banks PLC
                         LOC)                                                       3,750,000
   500,000        2      Minnesota State, Floater Certificates (Series
                         2001-719), Weekly VRDNs (Morgan Stanley LIQ)               500,000
   4,890,000      2      Minnesota State, ROCs (Series 1031), Weekly
                         VRDNs (Citigroup Global Markets Holdings, Inc.
                         LIQ)                                                       4,890,000
   5,900,000             Minnetonka, MN, Multi-Family Housing Revenue
                         Refunding Bonds (Series 1995), Weekly VRDNs
                         (Southampton Apartments (MN))/(National Bank of
                         Canada, Montreal LOC)                                      5,900,000
   1,850,000             New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S.
                         Bank, N.A. LOC)                                            1,850,000
   5,100,000             North Suburban, MN Hospital District, (Series
                         2002), Weekly VRDNs (Woodfield LP)/(Marshall &
                         Ilsley Bank, Milwaukee LOC)                                5,100,000
   2,685,000      2      Northern Municipal Power Agency, MN ROCs
                         (Series 32), Weekly VRDNs (FSA INS)/(Citibank
                         N.A., New York LIQ)                                        2,685,000
   4,995,000      2      Northern Municipal Power Agency, MN, Floater
                         Certificates (Series 1998-46), 1.17% TOBs (FSA
                         INS)/(Morgan Stanley LIQ), Optional Tender
                         2/3/2005                                                   4,995,000
   3,000,000             Olmsted County, MN (Series 2002), Weekly VRDNs
                         (Madonna Meadows of Rochester)/(Lasalle Bank,
                         N.A. LOC)                                                  3,000,000
   1,000,000             Orono, MN Independent School District 278,
                         2.75% TRANs (Minnesota State GTD), 8/29/2005               1,005,299
   815,000               Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells
                         Fargo Bank Minnesota N.A. LOC)                             815,000
   4,965,000             Plymouth, MN (Series 2003), Weekly VRDNs
                         (Harbor Lane Apartments)/(FNMA LOC)                        4,965,000
   4,560,000             Plymouth, MN (Series 2003), Weekly VRDNs
                         (Parkside Apartments)/(FNMA LOC)                           4,560,000
   13,000,000            Ramsey County, MN Housing and Redevelopment
                         Authority (Series 2003 A), Weekly VRDNs
                         (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)           13,000,000
   9,130,000      2      Rochester, MN Health Care Facility Authority
                         (Series 1998-177), Weekly VRDNs (Mayo
                         Foundation)/(Morgan Stanley LIQ)                           9,130,000
   13,500,000            Rochester, MN Health Care Facility Authority
                         (Series 2000B), 1.80% CP (Mayo
                         Foundation)/(U.S. Bank, N.A. LIQ), Mandatory
                         Tender 3/7/2005                                            13,500,000
   3,500,000             Rochester, MN Mulifamily Housing (Series
                         2003A), Weekly VRDNs (Eastridge Estates)/(FNMA
                         LOC)                                                       3,500,000
   2,700,000             Rockford, MN (Series 1999), Weekly VRDNs
                         (Minnesota Diversified Products, Inc.)/(Wells
                         Fargo Bank Minnesota N.A. LOC)                             2,700,000
   1,600,000             Rogers, MN IDA, IDRB Weekly VRDNs (DAC
                         Development LLC Project)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        1,600,000
   4,000,000             Seaway Port Authority of Duluth, MN, (Series of
                         2000) Weekly VRDNs (St. Lawrence Cement
                         Inc.)/(Wachovia Bank N.A. LOC)                             4,000,000
   6,555,000             Shakopee, MN Hospital Finance Authority Weekly
                         VRDNs (St. Francis Regional Medical
                         Center)/(Wells Fargo Bank Minnesota N.A. LOC)              6,555,000
   13,900,000            Southern Minnesota Municipal Power Agency,
                         1.88% CP, Mandatory Tender 4/6/2005                        13,900,000
   2,485,000      2      Southern Minnesota Municipal Power Agency,
                         PUTTERs (Series 303), Weekly VRDNs (AMBAC
                         INS)/(J.P. Morgan Chase & Co. LIQ)                         2,485,000
   13,445,000     2      Southern Minnesota Municipal Power Agency,
                         ROC's (Series 189 II), Weekly VRDNs (AMBAC
                         INS)/(Citibank N.A., New York LIQ)                         13,445,000
   2,755,000             St. Joseph, MN, Vicwest (Series 2002), Weekly
                         VRDNs (St. Joe Development LLC)/(U.S. Bank,
                         N.A. LOC)                                                  2,755,000
   6,260,000             St. Louis Park, MN (Series 2002A), Weekly VRDNs
                         (West Suburban Partners VII LP)/(Lasalle Bank,
                         N.A. LOC)                                                  6,260,000
   5,565,000             St. Louis Park, MN (Series 2003), Weekly VRDNs
                         (Westwind Apartments)/(FNMA LOC)                           5,565,000
   3,200,000             St. Michael, MN (Series 1999), Weekly VRDNs
                         (TC/American Monorail, Inc.)/(Wells Fargo Bank
                         Minnesota N.A. LOC)                                        3,200,000
   5,000,000             St. Paul and Ramsey County, MN Housing and
                         Redevelopment Authority (Series 2002A), Weekly
                         VRDNs (St. Paul Leased Housing Associates
                         I)/(Lasalle Bank, N.A. LOC)                                5,000,000
   3,200,000             St. Paul, MN Housing & Redevelopment Authority
                         Weekly VRDNs (District Cooling St Paul,
                         Inc.)/(Dexia Credit Local LOC)                             3,200,000
   300,000               St. Paul, MN Housing & Redevelopment Authority
                         Weekly VRDNs (United Way)/(U.S. Bank, N.A. LOC)            300,000
   1,800,000             St. Paul, MN Housing & Redevelopment Authority
                         (1995 Series I), Weekly VRDNs (District Cooling
                         St Paul, Inc.)/(Dexia Credit Local LOC)                    1,800,000
   3,000,000             St. Paul, MN Port Authority (2003-13-Series T),
                         Weekly VRDNs (District Cooling St Paul,
                         Inc.)/(Dexia Credit Local LOC)                             3,000,000
   4,100,000             St. Paul, MN Port Authority (Series 1991),
                         Weekly VRDNs (West Gate Office)/(U.S. Bank,
                         N.A. LOC)                                                  4,100,000
   1,200,000             St. Paul, MN Port Authority (Series 1998A),
                         Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley
                         Bank, Milwaukee LOC)                                       1,200,000
   2,250,000             St. Paul, MN Port Authority, District Heating
                         Revenue Bonds (Series 2003-4 H), Weekly VRDNs
                         (Dexia Credit Local LOC)                                   2,250,000
   2,500,000             St. Paul, MN Port Authority, Variable Rate
                         Demand IDRB's (Series 1998A), Weekly VRDNs
                         (National Checking Co.)/(U.S. Bank, N.A. LOC)              2,500,000
   7,880,000             Stillwater, MN (Series 2002A), Weekly VRDNs
                         (Curve Crest Villa)/(Lasalle Bank, N.A. LOC)               7,880,000
   2,155,000             Waite Park, MN (Series 2000), Weekly VRDNs
                         (Ben's Tool & Ironworks)/(Wells Fargo Bank,
                         N.A. LOC)                                                  2,155,000
   2,260,000             Washington County, MN, 2.00% Bonds, 2/1/2005               2,260,000
   1,070,000             Wayzata, MN Independent School District No.
                         284, (Series A), 4.00% Bonds (Minnesota State
                         GTD), 2/1/2005                                             1,070,000
   1,050,000             Wells, MN, 2.15% TOBs (Stokely, Inc.)/(Wachovia
                         Bank N.A. LOC), Optional Tender 6/1/2005                   1,050,000
   820,000               Willow River, MN Independent School District
                         No. 577, (Series B), 3.00% TANs (Minnesota
                         State GTD), 8/6/2005                                       825,111
   2,335,000             Winnebago, MN (Series 1999), Weekly VRDNs
                         (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank,
                         N.A. LOC)                                                  2,335,000
                         Total                                                      444,952,630
                         Puerto Rico--2.2%
   6,000,000      2      Puerto Rico Commonwealth Infrastructure
                         Financing Authority, Floater Certificates
                         (Series 1998-139), 1.88% TOBs (AMBAC
                         INS)/(Morgan Stanley LIQ), Optional Tender
                         10/20/2005                                                 6,000,000
   4,000,000      2      Puerto Rico Infrastructure Financing Authority
                         (Series 2000-483), 1.83% TOBs (Puerto Rico
                         Infrastructure Financing Authority, Special
                         Obligation 2000 A)/(Morgan Stanley LIQ),
                         Optional Tender 10/13/2005                                 4,000,000
                         Total                                                      10,000,000
                         Total Municipal Investments---102.0% (at
                         amortized cost)3                                           454,952,630
                         other assets and liabilities---net--(2.0%)                  (9,014,160)
                         total net assets----100%                           $       445,938,470

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 47.9% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

             First Tier         Second Tier
             100.0%             0.0%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $164,075,000 which represents 36.8% of total net assets.
3      Also represents cost for federal tax purposes.

Note:       The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value it's portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDR         --Industrial Development Revenue
IDRB(s)     --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes














New Jersey Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                                                                         Value
                          Short-Term Municipals--102.6%1
                          New Jersey--97.2%
$   6,660,000       2     ABN AMRO MuniTOPS Certificates Trust (New
                          York and New Jersey Non-AMT) Series 2000-19
                          Weekly VRDNs (Port Authority of New York and
                          New Jersey)/(MBIA Insurance Corp. INS)/(ABN
                          AMRO Bank NV, Amsterdam LIQ)                       $     6,660,000
    4,900,000       2     Camden County, NJ Improvement Authority,
                          (Series 1996), Weekly VRDNs (Parkview
                          Redevelopment Housing Project)/(General
                          Electric Capital Corp. LOC)                              4,900,000
    6,900,000       2     Delaware River Port Authority, MERLOTS
                          (Series 2000 B4), Weekly VRDNs (FGIC INS)/
                          (Wachovia Bank N.A. LIQ)                                 6,900,000
    7,950,000       2     Delaware River and Bay Authority, MERLOTS
                          (Series 2000 B8), Weekly VRDNs (AMBAC
                          INS)/(Wachovia Bank N.A. LIQ)                            7,950,000
    2,000,000             Ewing Township, NJ Board of Education, 3.00%
                          TANs, 6/21/2005                                          2,009,800
    2,835,825             Haddonfield, NJ, 3.00% BANs, 7/29/2005                   2,854,186
    3,530,839             Hazlet Township, NJ, 3.25% BANs, 12/9/2005               3,560,232
    2,000,000             Keyport Borough, NJ, 2.75% BANs, 8/11/2005               2,009,720
    1,500,000             Middlesex County, NJ PCFA Weekly VRDNs (FMC
                          Gold Co.)/(Wachovia Bank N.A. LOC)                       1,500,000
    4,000,000             Millstone Township, NJ, 3.00% BANs, 8/12/2005            4,018,672
    3,525,000             New Jersey EDA Weekly VRDNs (Baptist Home
                          Society of New Jersey)/(Valley National
                          Bank, Passaic, NJ LOC)                                   3,525,000
    1,425,000             New Jersey EDA Weekly VRDNs (Erasteel,
                          Inc.)/(Svenska Handelsbanken, Stockholm LOC)             1,425,000
    1,540,000             New Jersey EDA Weekly VRDNs (Jewish
                          Community Center of Middlesex County)/
                          (Commerce Bank NA, Cherry Hill, NJ LOC)                  1,540,000
    1,795,000             New Jersey EDA Weekly VRDNs (Maroukian
                          Realty LLC)/(Commerce Bank NA, Cherry Hill,
                          NJ LOC)                                                  1,795,000
    4,383,000             New Jersey EDA Weekly VRDNs (Meridan Health
                          Care)/(Manufacturers & Traders Trust Co.,
                          Buffalo, NY LOC)                                         4,383,000
    260,000               New Jersey EDA, (1994 Series A), 2.05% TOBs
                          (A.F.L. Quality, Inc.)/(Fleet National Bank
                          LOC) 7/1/2005                                            260,000
    55,000                New Jersey EDA, (1994 Series B), 1.45% TOBs
                          (Two Univac LLC)/(Fleet National Bank LOC)
                          7/1/2005                                                 55,000
    1,455,000             New Jersey EDA, (2000 Project), Weekly VRDNs
                          (Fisk Alloy Wire Incorporated and
                          Affiliates)/(Wachovia Bank N.A. LOC)                     1,455,000
    635,000               New Jersey EDA, (Series 1992D-1), Weekly
                          VRDNs (Danlin Corp.)/(BNP Paribas SA LOC)                635,000
    2,925,000             New Jersey EDA, (Series 1992L), Weekly VRDNs
                          (Kent Place School)/(BNP Paribas SA LOC)                 2,925,000
    3,500,000             New Jersey EDA, (Series 1997), Weekly VRDNs
                          (Phoenix Realty Partners)/(Wachovia Bank
                          N.A. LOC)                                                3,500,000
    1,000,000             New Jersey EDA, (Series 1997), Weekly VRDNs
                          (UJA Federation of Bergan County and North
                          Hudson, Inc.)/(Bank of New York LOC)                     1,000,000
    1,060,000             New Jersey EDA, (Series 1998), Weekly VRDNs
                          (Deutscher Realty Co. LLC)/(JPMorgan Chase
                          Bank, N.A. LOC)                                          1,060,000
    185,000               New Jersey EDA, (Series 1998), Weekly VRDNs
                          (Job Haines Home)/(PNC Bank, N.A. LOC)                   185,000
    2,700,000             New Jersey EDA, (Series 1998A), Weekly VRDNs
                          (Jewish Home at Rockleigh)/(Allied Irish
                          Banks PLC LOC)                                           2,700,000
    1,400,000             New Jersey EDA, (Series 1998B), Weekly VRDNs
                          (Jewish Home at Rockleigh)/(PNC Bank, N.A.
                          LOC)                                                     1,400,000
    1,285,000             New Jersey EDA, (Series 1999), Weekly VRDNs
                          (Richmond Industries, Inc. and Richmond
                          Realty LLC)/(Commerce Bank NA, Cherry Hill,
                          NJ LOC)                                                  1,285,000
    4,425,000             New Jersey EDA, (Series 1999), Weekly VRDNs
                          (VOADV Property, Inc.)/(Commerce Bank NA,
                          Cherry Hill, NJ LOC)                                     4,425,000
    6,610,000             New Jersey EDA, (Series 2000), Weekly VRDNs
                          (Rose Hill Associates LLC)/(Commerce Bank
                          NA, Cherry Hill, NJ LOC)                                 6,610,000
    8,000,000             New Jersey EDA, (Series 2001), Weekly VRDNs
                          (Ocean Spray Cranberries, Inc.)/(Wachovia
                          Bank N.A. LOC)                                           8,000,000
    1,700,000             New Jersey EDA, (Series 2001), Weekly VRDNs
                          (Temple Emanuel of the Pascack Valley)/
                          (PNC Bank, N.A. LOC)                                     1,700,000
    3,090,000             New Jersey EDA, (Series 2001), Weekly VRDNs
                          (Village School for Children, Inc.)/(Valley
                          National Bank, Passaic, NJ LOC)                          3,090,000
    2,100,000             New Jersey EDA, (Series 2002), Weekly VRDNs
                          (Bancroft NeuroHealth)/(Commerce Bank NA,
                          Cherry Hill, NJ LOC)                                     2,100,000
    620,000               New Jersey EDA, (Series A), Weekly VRDNs
                          (325 Midland Avenue LLC & Wearbest Sil-Tex
                          Ltd.)/(Bank of New York LOC)                             620,000
    2,350,000             New Jersey EDA, Winchester Gardens at Ward
                          Homestead (Series 2004), Weekly VRDNs
                          (Marcus L. Ward Home)/(Valley National Bank,
                          Passaic, NJ LOC)                                         2,350,000
    6,200,000       2     New Jersey Environmental Infrastructure
                          Trust, (Series 2001-JPMC-6), Weekly VRDNs
                          (J.P. Morgan Chase & Co. LIQ)                            6,200,000
    7,880,000             New Jersey Health Care Facilities Financing
                          Authority Weekly VRDNs (St. Peter's
                          University Hospital)/(Fleet National Bank
                          LOC)                                                     7,880,000
    3,000,000             New Jersey Health Care Facilities Financing
                          Authority, (Series 2002), Weekly VRDNs
                          (Wiley Mission)/(Commerce Bank NA, Cherry
                          Hill, NJ LOC)                                            3,000,000
    2,500,000       2     New Jersey Health Care Facilities Financing
                          Authority, MERLOTS (Series 2001-A100),
                          Weekly VRDNs (Jersey City Medical
                          Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)             2,500,000
    1,530,000       2     New Jersey Housing & Mortgage Financing
                          Authority, MERLOTS (Series 2000 A2), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                          Bank N.A. LIQ)                                           1,530,000
    585,000               New Jersey State Educational Facilities
                          Authority, (2003 Series A), Weekly VRDNs
                          (Centenary College)/(Commerce Bank NA,
                          Cherry Hill, NJ LOC)                                     585,000
    1,330,000       2     New Jersey State Transportation Trust Fund
                          Authority, Floater Certificates (Series
                          1998-54), Weekly VRDNs (FSA INS)/(Morgan
                          Stanley LIQ)                                             1,330,000
    9,370,000       2     New Jersey State Transportation Trust Fund
                          Authority, PUTTERS (Series 241), Weekly
                          VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)            9,370,000
    8,170,000       2     New Jersey State Transportation Trust Fund
                          Authority, Trust Receipts (Series 1996-1),
                          Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Bank of New York LIQ)                              8,170,000
    5,000,000       2     New Jersey State, (Series 2004 FR/RI-L56J),
                          Weekly VRDNs (Lehman Brothers Holdings, Inc.
                          LIQ)                                                     5,000,000
    4,635,000       2     New Jersey State, MACON Trust (Series
                          2004F), Weekly VRDNs (FSA INS)/(Bank of
                          America N.A. LIQ)                                        4,635,000
    7,300,000             New Jersey Turnpike Authority, (Series
                          2003C-3), Weekly VRDNs (FSA INS)/(Dexia
                          Credit Local LIQ)                                        7,300,000
    7,500,000       2     New Jersey Turnpike Authority, PA-824R
                          Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                     7,500,000
    15,925,000      2     Newark, NJ Housing Authority, PT-1590 Weekly
                          VRDNs (Georgie King Village Apartments)/
                          (Merrill Lynch & Co., Inc. LIQ)/(Merrill
                          Lynch & Co., Inc. LOC)                                   15,925,000
    1,670,295             North Arlington, NJ, 2.75% BANs, 6/23/2005               1,676,358
    4,863,925             Ocean Township, NJ, 3.25% BANs, 1/13/2006                4,906,738
    4,000,000             Old Bridge Township, NJ Board of Education,
                          3.00% GANs, 10/13/2005                                   4,031,429
    1,504,250             Pine Beach, NJ, 3.00% BANs, 10/21/2005                   1,515,370
    10,000,000            Port Authority of New York and New Jersey,
                          (Series 1991-4/5), Weekly VRDNs                          10,000,000
    2,275,000       2     Port Authority of New York and New Jersey,
                          MERLOTS (Series 2000 B5), Weekly VRDNs (JFK
                          International Air Terminal LLC)/(MBIA
                          Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)            2,275,000
    2,100,000       2     Port Authority of New York and New Jersey,
                          PUTTERs (Series 153), Weekly VRDNs (FGIC
                          INS)/(JPMorgan Chase Bank, N.A. LIQ)                     2,100,000
    2,492,000             South Amboy, NJ, 3.25% BANs, 11/1/2005                   2,511,138
    1,800,000             Stone Harbor, NJ, 1.75% BANs, 3/18/2005                  1,800,759
    1,890,775             Tuckerton, NJ, 1.75% BANs, 2/25/2005                     1,891,547
    3,800,000             Wall Township, NJ, 2.75% BANs, 2/15/2005                 3,801,500
    1,594,750             West Deptford Township, NJ, 3.00% BANs,
                          5/6/2005                                                 1,600,444
    5,000,000             West New York, NJ, 3.00% BANs, 7/14/2005                 5,026,084
    1,597,000             Wharton Borough, NJ, 3.00% BANs, 10/28/2005              1,609,121
                          Total                                                    226,056,098
                          Puerto Rico--5.4%
    5,000,000             Puerto Rico Government Development Bank
                          (GDB), 1.88% CP, Mandatory Tender 4/8/2005               5,000,000
    4,000,000       2     Puerto Rico Public Finance Corp., (Series
                          2004 FR/RI-L37J), Weekly VRDNs (AMBAC
                          INS)/(Lehman Brothers Holdings, Inc. LIQ)                4,000,000
    3,500,000       2     Puerto Rico Public Finance Corp., Class A
                          Certificates (Series 2002-195), Weekly VRDNs
                          (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                3,500,000
                          Total                                                    12,500,000
                          Total municipal Investments--102.6%
                          (at amortized cost)3                                     238,556,098
                          Other assets and liabilities--net--(2.6)%                  (6,115,158)
                          Total Net assets--100%                              $     232,440,940
       Securities that are subject to the federal alternative minimum tax (AMT) represent
       25.1% of the portfolio as calculated based on total portfolio market value
       (percentage is unaudited).
1      The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations
       (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
       Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings,  are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Based on Total Market Value (unaudited)

                   First Tier        Second Tier
                   98.9%             1.1%


2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At January 31, 2005, these securities amounted to
       $100,445,000 which represents 43.2% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value it's portfolio securities in accordance with Rule 2a-7 under the Investment Company
Act                                               of 1940, as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
CP          --Commercial Paper
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GANs        --Grant Anticipation Notes
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCFA        --Pollution Control Finance Authority
PUTTERs     --Puttable Tax-Exempt Receipts
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPs        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes

















New York Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                      Value
                       Short-Term Municipals--100.6%1
                       New York--100.1%
$  2,125,000           Albany, NY IDA, (Series 2001D: Empire
                       Commons South) Weekly VRDNs (University at
                       Albany Foundation Student Housing
                       Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                $2,125,000
   3,465,000           Albany, NY IDA, (Series 2001A: Empire
                       Commons East) Weekly VRDNs (University at
                       Albany Foundation Student Housing
                       Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                 3,465,000
   4,000,000           Albany, NY IDA, (Series 2004B) Weekly VRDNs
                       (Albany College of Pharmacy)/(SunTrust Bank
                       LOC)                                                    4,000,000
   9,500,000           Binghamton, NY City School District, 3.50%
                       RANs, 1/20/2006                                         9,594,082
   12,568,550          Brocton, NY Central School District, 3.25%
                       BANs, 12/16/2005                                        12,670,227
   4,540,000           Cattaraugus County, NY IDA, (Series 1999A)
                       Weekly VRDNs (Gernatt Asphalt Products,
                       Inc.)/(Manufacturers & Traders Trust Co.,
                       Buffalo, NY LOC)                                        4,540,000
   2,980,000           Cayuga County, NY IDA, (Series 1998) Weekly
                       VRDNs (NFR Northeast, Inc.)/(Citizens Bank
                       of Pennsylvania LOC)                                    2,980,000
   2,915,000           Chautauqua County, NY IDA, (Series 1999A)
                       Weekly VRDNs (National Bedding Co.)/(Bank of
                       America N.A. LOC)                                       2,915,000
   3,050,000           Clinton County, NY IDA, (Series 2002A)
                       Weekly VRDNs (Champlain Valley Physicians
                       Hospital Medical Center)/(Radian Asset
                       Assurance INS)/(Key Bank, N.A. LIQ)                     3,050,000
   8,015,000     2      Clipper Tax-Exempt Certificates Trust (New
                       York AMT)/(Series 1998-10), 1.40% TOBs (New
                       York State Mortgage Agency)/(State Street
                       Bank and Trust Co. LIQ), Optional Tender
                       2/10/2005                                               8,015,000
   10,095,000    2     Clipper Tax-Exempt Certificates Trust (New
                       York Non-AMT)/(Series 2003-12) Weekly VRDNs
                       (New York State Dormitory Authority)/(FGIC
                       INS)/(State Street Bank and Trust Co. LIQ)              10,095,000
   2,780,000           Cohoes, NY IDA, (Series 2003) Weekly VRDNs
                       (AHF-Columbia Crest LLC)/(Key Bank, N.A. LOC)           2,780,000
   340,000             Colonie, NY IDA Weekly VRDNs (Herbert S.
                       Ellis)/(HSBC Bank USA LOC)                              340,000
   280,000             Colonie, NY IDA, (Series 1988) Weekly VRDNs
                       (Specialty Retailers, Inc.)/(HSBC Bank USA
                       LOC)                                                    280,000
   4,781,929           Dryden, NY Central School District, 1.80%
                       BANs, 6/21/2005                                         4,781,929
   7,000,000           Dutchess County, NY IDA, (Series 2002)
                       Weekly VRDNs (Trinity Pawling School Corp.)/
                       (Allied Irish Banks PLC LOC)                            7,000,000
   5,650,000           East Rochester, NY Housing Authority,
                       (Series 2001: Daniel's Creek at Baytowne)
                       Weekly VRDNs (Seabury Associates LP)/(HSBC
                       Bank USA LOC)                                           5,650,000
   4,265,000           Erie County, NY IDA, (Series 2002: Civic
                       Facility Revenue Bonds) Weekly VRDNs
                       (People, Inc.)/(Key Bank, N.A. LOC)                     4,265,000
   2,880,000           Erie County, NY IDA, (Series A) Weekly VRDNs
                       (Gemcor)/(HSBC Bank USA LOC)                            2,880,000
   4,150,000           Erie County, NY IDA, IDRB (Series 1994)
                       Weekly VRDNs (Servotronics, Inc.
                       Project)/(Fleet National Bank LOC)                      4,150,000
   4,010,000           Glenville, NY, 3.25% BANs, 12/9/2005                    4,041,707
   1,700,000            Herkimer County, NY IDA, 1994 IDRB Weekly
                       VRDNs (Granny's Kitchen)/(Bank of New York
                       LOC)                                                    1,700,000
   10,000,000          Hilton, NY Central School District, 2.75%
                       BANs, 6/23/2005                                         10,044,290
   10,000,000          Johnson City, NY Central School District,
                       3.00% BANs, 6/17/2005                                   10,045,756
   10,000,000          Levittown Union Free School District, NY,
                       3.00% TANs, 6/29/2005                                   10,035,238
   2,912,955           Lewiston-Porter, NY Central School District,
                       (Series 2004B), 2.75% BANs, 6/17/2005                   2,923,613
   29,095,000    2     Long Island Power Authority, NY, (PA-522)
                       Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,
                       Inc. LIQ)                                               29,095,000
   3,890,000           Long Island Power Authority, NY, (Series
                       2003D) Weekly VRDNs (FSA INS)/(Dexia Credit
                       Local LIQ)                                              3,890,000
   4,835,000           Madison County, NY IDA, (Series 1999A)
                       Weekly VRDNs (Cazenovia College)/
                       (Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                 4,835,000
   3,400,000           Madison County, NY IDA, (Series A) Weekly
                       VRDNs (Owl Wire and Cable)/(Key Bank, N.A.
                       LOC)                                                    3,400,000
   1,000,000           Metropolitan Transportation Authority, NY,
                       Dedicated Tax Fund (Series 2004D-2) Weekly
                       VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)              1,000,000
   9,395,000     2     Metropolitan Transportation Authority, NY,
                       MERLOTS (Series 1997C) Weekly VRDNs (FGIC
                       INS)/(Wachovia Bank N.A. LIQ)                           9,395,000
   7,460,000     2     Metropolitan Transportation Authority, NY,
                       MERLOTS (Series 2002-A52) Weekly VRDNs (FGIC
                       INS)/(Wachovia Bank N.A. LIQ)                           7,460,000
   5,670,000     2     Metropolitan Transportation Authority, NY,
                       Piper Variable Certificates (Series 2002F)
                       Weekly VRDNs (AMBAC INS)/(Bank of New York
                       LIQ)                                                    5,670,000
   2,545,000     2     Metropolitan Transportation Authority, NY,
                       ROCs (Series 258) Weekly VRDNs (FSA INS)/
                       (Citibank NA, New York LIQ)                             2,545,000
   2,300,000           Monroe County, NY IDA, (Series 2000) Weekly
                       VRDNs (Eldre Corp.)/(JPMorgan Chase Bank,
                       N.A. LOC)                                               2,300,000
   8,000,000           Monroe County, NY IDA, (Series 2002A) Weekly
                       VRDNs (Monroe Community College Association,
                       Inc.)/(Manufacturers & Traders Trust Co.,
                       Buffalo, NY LOC)                                        8,000,000
   1,700,000           Monroe County, NY IDA, (Series 2004) Weekly
                       VRDNs (Al Sigl Center for Rehabilitation
                       Agencies, Inc. Civic
                       Facility)/(Manufacturers & Traders Trust
                       Co., Buffalo, NY LOC)                                   1,700,000
   4,750,000           Mount Sinai, NY Union Free School District,
                       (Series 2004), 3.00% TANs, 6/24/2005                    4,771,922
   13,250,000    2     Nassau County, NY IDA, (MT-010) Weekly VRDNs
                       (Bryant Landing at Roslyn, LLC)/(Lloyds TSB
                       Bank PLC, London LIQ)/(Lloyds TSB Bank PLC,
                       London LOC)                                             13,250,000
   7,150,000           New York City Trust For Cultural Resources,
                       (Series 2000) Weekly VRDNs (Manhattan School
                       of Music)/(Radian Asset Assurance
                       INS)/(Wachovia Bank N.A. LIQ)                           7,150,000
   26,700,000          New York City, NY Housing Development Corp.,
                       (Series 2003A: 2 Gold Street) Weekly VRDNs
                       (2 Gold LLC)/(Fleet National Bank LOC)                  26,700,000
   13,000,000          New York City, NY Housing Development Corp.,
                       (Series 2004 A) Weekly VRDNs (West 61st
                       Street Associates LLC)/(HSBC Bank USA LOC)              13,000,000
   960,000       2      New York City, NY Housing Development
                       Corp., Municipal Securities Trust Receipts
                       (Series 1996-CMC1B) Weekly VRDNs (J.P.
                       Morgan Chase & Co. LIQ)                                 960,000
   10,000,000          New York City, NY IDA, (Series 1997) Weekly
                       VRDNs (Danzas AEI, Inc.)/(Citibank NA, New
                       York LOC)                                               10,000,000
   14,300,000          New York City, NY IDA, (Series 2000) Weekly
                       VRDNs (Jewish Community Center on the Upper
                       West Side, Inc.)/(Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC)                             14,300,000
   4,700,000           New York City, NY IDA, (Series 2000) Weekly
                       VRDNs (National Center on Addiction and
                       Substance Abuse at Columbia
                       University)/(JPMorgan Chase Bank, N.A. LOC)             4,700,000
   2,300,000           New York City, NY IDA, (Series 2001) Weekly
                       VRDNs (Federation of Protestant Welfare
                       Agencies, Inc.)/(Allied Irish Banks PLC LOC)            2,300,000
   3,000,000           New York City, NY IDA, (Series 2001) Weekly
                       VRDNs (Jewish Community Center in Manhattan,
                       Inc.)/(Manufacturers & Traders Trust Co.,
                       Buffalo, NY LOC)                                        3,000,000
   1,260,000           New York City, NY IDA, (Series 2001) Weekly
                       VRDNs (Village Community School)/
                       (Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                 1,260,000
   1,600,000           New York City, NY IDA, (Series 2002) Weekly
                       VRDNs (The Hewitt School)/(Allied Irish
                       Banks PLC LOC)                                          1,600,000
   6,000,000           New York City, NY IDA, (Series 2003) Weekly
                       VRDNs (Professional Children's School)/
                       (Wachovia Bank N.A. LOC)                                6,000,000
   3,200,000           New York City, NY IDA, (Series 2004) Weekly
                       VRDNs (Allen-Stevenson School)/(Allied Irish
                       Banks PLC LOC)                                          3,200,000
   2,625,000           New York City, NY IDA, (Series 2004) Weekly
                       VRDNs (Birch Wathen Lenox School)/(Allied
                       Irish Banks PLC LOC)                                    2,625,000
   5,355,000           New York City, NY IDA, (Series 2004) Weekly
                       VRDNs (Seamen's Society for Children and
                       Families)/(Commerce Bank NA, Cherry Hill, NJ
                       LOC)                                                    5,355,000
   3,900,000           New York City, NY IDA, (Series 2004) Weekly
                       VRDNs (Super-Tek Products, Inc.)/(Citibank
                       NA, New York LOC)                                       3,900,000
   7,980,000           New York City, NY IDA, (Series 2004A) Weekly
                       VRDNs (Institute for Community Living, Inc.)/
                       (HSBC Bank USA LOC)                                     7,980,000
   7,110,000           New York City, NY IDA, (Seriess 2001A)
                       Weekly VRDNs (Heart Share Human Services of
                       New York)/(HSBC Bank USA LOC)                           7,110,000
   5,710,000           New York City, NY IDA, Civic Facility
                       Revenue Bonds (Series 2000) Weekly VRDNs
                       (Columbia Grammar & Preparatory
                       School)/(Allied Irish Banks PLC LOC)                    5,710,000
   3,700,000           New York City, NY IDA, Industrial
                       Development Revenue Bonds (Series 2003)
                       Weekly VRDNs (Novelty Crystal
                       Corp.)/(Commerce Bank NA, Cherry Hill, NJ
                       LOC)                                                    3,700,000
   3,000,000           New York City, NY IDA, Liberty Revenue Bonds
                       (Series 2004) Weekly VRDNs (FC Hanson Office
                       Associates, LLC)/(Lloyds TSB Bank PLC,
                       London LOC)                                             3,000,000
   3,240,000     2     New York City, NY Municipal Water Finance
                       Authority, (PA-523) Weekly VRDNs (FGIC
                       INS)/(Merrill Lynch & Co., Inc. LIQ)                    3,240,000
   15,275,000          New York City, NY Municipal Water Finance
                       Authority, (Series 2003 C-1) Daily VRDNs
                       (State Street Bank and Trust Co. LIQ)                   15,275,000
   17,900,000          New York City, NY Municipal Water Finance
                       Authority, (Series 5), 1.80% CP, Mandatory
                       Tender 3/1/2005                                         17,900,000
   15,000,000          New York City, NY Municipal Water Finance
                       Authority, (Series 5), 1.85% CP, Mandatory
                       Tender 2/3/2005                                         15,000,000
   1,265,000     2      New York City, NY Municipal Water Finance
                       Authority, Trust Receipts (Series 1997
                       FR/RI-6) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Bank of New York LIQ)                             1,265,000
   1,400,000           New York City, NY Transitional Finance
                       Authority, (1999 Subseries A-1) Weekly VRDNs
                       (WestLB AG (GTD) LIQ)                                   1,400,000
   2,000,000           New York City, NY Transitional Finance
                       Authority, (1999 Subseries A-2) Weekly VRDNs
                       (Bank of Nova Scotia, Toronto LIQ)                      2,000,000
   5,000,000           New York City, NY Transitional Finance
                       Authority, (1999 Subseries A-2) Weekly VRDNs
                       (JPMorgan Chase Bank, N.A. LIQ)                         5,000,000
   9,900,000     2     New York City, NY Transitional Finance
                       Authority, (Series 1999B) MERLOTS Weekly
                       VRDNs (Wachovia Bank N.A. LIQ)                          9,900,000
   1,500,000     2     New York City, NY Transitional Finance
                       Authority, MERLOTS (Series 2002-A40) Weekly
                       VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                       Bank N.A. LIQ)                                          1,500,000
   9,035,000           New York City, NY Transitional Finance
                       Authority, New York City Recovery Bonds
                       (2003 Subseries 1-A) Weekly VRDNs
                       (Landesbank Hessen-Thueringen, Frankfurt LIQ)           9,035,000
   5,000,000           New York City, NY Transitional Finance
                       Authority, New York City Recovery Bonds
                       (2003 Subseries 1-B) Weekly VRDNs (Societe
                       Generale, Paris LIQ)                                    5,000,000
   4,975,000     2     New York City, NY Transitional Finance
                       Authority, Piper Certificates (Series 2002E)
                       Weekly VRDNs (Bank of New York LIQ)                     4,975,000
   3,000,000           New York City, NY, (1995 Series F-5) Weekly
                       VRDNs (Landesbank Hessen-Thueringen,
                       Frankfurt LOC)                                          3,000,000
   20,000,000          New York City, NY, (1996 Series J-2) Weekly
                       VRDNs (WestLB AG (GTD) LOC)                             20,000,000
   7,000,000           New York City, NY, (2003 Series C-2) Weekly
                       VRDNs (Bayerische Landesbank Girozentrale
                       LOC)                                                    7,000,000
   4,650,000           New York City, NY, (2004 Series A-3) Weekly
                       VRDNs (BNP Paribas SA LOC)                              4,650,000
   18,960,000    2     New York City, NY, ROCs (Series 251) Weekly
                       VRDNs (Citigroup Global Markets Holdings,
                       Inc. GTD)/(Citigroup Global Markets
                       Holdings, Inc. LIQ)                                     18,960,000
   5,450,000     2     New York State Dormitory Authority, (Series
                       2003 FR/METR-M7J) Weekly VRDNs (CDC IXIS
                       Financial Guaranty N.A. INS)/(Lehman
                       Brothers Holdings, Inc. LIQ)                            5,450,000
   415,000             New York State Dormitory Authority, (Series
                       2003) Weekly VRDNs (Teresian House Housing
                       Corp.)/(Lloyds TSB Bank PLC, London LOC)                415,000
   17,500,000          New York State Dormitory Authority, (Series
                       2005) Weekly VRDNs (Park Ridge Hospital,
                       Inc.)/(JPMorgan Chase Bank, N.A. LOC)                   17,500,000
   4,000,000           New York State Dormitory Authority, (Series
                       2005) Weekly VRDNs (Pratt Institute)/(Radian
                       Asset Assurance INS)/(Citibank NA, New York
                       LIQ)                                                    4,000,000
   7,500,000     2     New York State Dormitory Authority, MERLOTS
                       (Series 2000 X) Weekly VRDNs (Memorial
                       Sloan-Kettering Cancer Center)/(MBIA
                       Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)           7,500,000
   1,980,000     2     New York State Dormitory Authority, MERLOTS
                       (Series 2001-A30) Weekly VRDNs (AMBAC
                       INS)/(Wachovia Bank N.A. LIQ)                           1,980,000
   12,480,000    2      New York State Dormitory Authority, MERLOTS
                       (Series 2002-A56), 1.45% TOBs (FGIC
                       INS)/(Wachovia Bank N.A. LIQ), Optional
                       Tender 4/27/2005                                        12,480,000
   10,435,000    2      New York State Dormitory Authority, PA-60
                       (Series 1993) Weekly VRDNs (Rochester
                       General Hospital)/(FSA INS)/(Merrill Lynch &
                       Co., Inc. LIQ)                                          10,435,000
   4,205,000     2     New York State Dormitory Authority, PT-128
                       Weekly VRDNs (Rosalind & Joseph Gurwin
                       Jewish Geriatric Center of Long Island,
                       Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc.
                       LIQ)                                                    4,205,000
   11,665,000    2     New York State Dormitory Authority, PT-130
                       Weekly VRDNs (United Health Services
                       Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch
                       & Co., Inc. LIQ)                                        11,665,000
   5,435,000     2     New York State Dormitory Authority, PT-75
                       Weekly VRDNs (Ellis Hospital)/(MBIA
                       Insurance Corp. INS)/(Merrill Lynch & Co.,
                       Inc. LIQ)                                               5,435,000
   5,795,000     2     New York State Dormitory Authority, Variable
                       Rate Certificate (Series 2001-D) Weekly
                       VRDNs (Mount Sinai School of Medicine)/(MBIA
                       Insurance Corp. INS)/(Bank of America N.A.
                       LIQ)                                                    5,795,000
   21,975,000    2     New York State Energy Research & Development
                       Authority, (Series 2002 FR/RI-F9J) Weekly
                       VRDNs (Consolidated Edison Co.)/(Lehman
                       Brothers Holdings, Inc. SWP)                            21,975,000
   1,600,000     2     New York State Environmental Facilities
                       Corp. State Clean Water and Drinking Water,
                       Floater Certificates (Series 2001-658)
                       Weekly VRDNs (Morgan Stanley LIQ)                       1,600,000
   6,450,000     2     New York State Environmental Facilities
                       Corp. State Clean Water and Drinking Water,
                       ROCS (Series 4001) Weekly VRDNs (Citigroup
                       Global Markets Holdings, Inc. LIQ)                      6,450,000
   41,755,000          New York State HFA, (Series 2002A: 271 West
                       47th Street) Weekly VRDNs (Biltmore Tower,
                       LLC)/(FNMA LOC)                                         41,755,000
   16,000,000          New York State HFA, Service Contract Revenue
                       Bonds (2003 Series B) Weekly VRDNs (BNP
                       Paribas SA LOC)                                         16,000,000
   2,900,000           New York State HFA, Service Contract Revenue
                       Bonds (2003 Series C) Weekly VRDNs (Dexia
                       Credit Local LOC)                                       2,900,000
   4,000,000           New York State HFA, Service Contract Revenue
                       Bonds (2003 Series I) Weekly VRDNs
                       (Landesbank Hessen-Thueringen, Frankfurt LOC)           4,000,000
   11,810,000    2     New York State Local Government Assistance
                       Corp., Class A Certificates (Series
                       2002-203) Weekly VRDNs (FSA INS)/(Bear
                       Stearns Cos., Inc. LIQ)                                 11,810,000
   16,495,000    2     New York State Mortgage Agency, (PA-422)
                       Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)            16,495,000
   10,145,000    2     New York State Mortgage Agency, (PA-406)
                       Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)            10,145,000
   10,000,000    2     New York State Thruway Authority, (PA-532)
                       Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)            10,000,000
   6,780,000     2     New York State Thruway Authority, Saratoga
                       Trust (Series 2004-10) Weekly VRDNs (New
                       York State Personal Income Tax Revenue Bond
                       Fund)/(AMBAC INS)/(Caisse Nationale De
                       Credit Agricole, Paris LIQ)                             6,780,000
   8,400,000     2      New York State Urban Development Corp.,
                       (Series 1996-CMC6) Weekly VRDNs (New York
                       State Urban Development Corp - HUD Section
                       236)/(J.P. Morgan Chase & Co. LIQ)                      8,400,000
   9,800,000           Newark Valley, NY Central School District,
                       (Series 2004B), 2.50% BANs, 8/26/2005                   9,845,686
   3,245,000     2     Newburgh, NY IDA, (PT-2504) Weekly VRDNs
                       (Belvedere Housing LP)/(Merrill Lynch & Co.,
                       Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               3,245,000
   5,000,000           Niagara County, NY IDA, (Series 2001B)
                       Weekly VRDNs (Niagara University)/(Radian
                       Asset Assurance INS)/(HSBC Bank USA LIQ)                5,000,000
   675,000             Onondaga County, NY IDA, (Series 1997)
                       Weekly VRDNs (General Super Plating Co.,
                       Inc.)/
                       (Key Bank, N.A. LOC)                                    675,000
   3,557,000           Onondaga County, NY IDA, (Series 1999A)
                       Weekly VRDNs (Christian Brothers Academy of
                       Syracuse, NY)/(Key Bank, N.A. LOC)                      3,557,000
   1,640,000           Onondaga County, NY IDA, (Series 2000)
                       Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank,
                       N.A. LOC)                                               1,640,000
   4,510,000           Onondaga County, NY IDA, (Series 2003A)
                       Weekly VRDNs (Crouse Health Hospital, Inc.)/
                       (Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                 4,510,000
   1,725,000           Onondaga County, NY Weekly VRDNs (Grainger
                       (W.W.), Inc.)                                           1,725,000
   4,800,000           Ontario County, NY Industrial Development
                       Agency, (Series 2003B) Weekly VRDNs
                       (Frederick Ferris Thompson Hospital)/(Key
                       Bank, N.A. LOC)                                         4,800,000
   700,000             Ontario, NY IDA Weekly VRDNs (Hillcrest
                       Enterprises/Buckeye Corrugated)/(National
                       City Bank, Ohio LOC)                                    700,000
   6,000,000           Orange County, NY IDA, (Series 2002) Weekly
                       VRDNs (Tuxedo Park School)/(Manufacturers &
                       Traders Trust Co., Buffalo, NY LOC)                     6,000,000
   2,515,000           Oswego County, NY IDA, (Series 2003) Weekly
                       VRDNs (Oswego College Foundation, Inc.)/
                       (Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                 2,515,000
   9,334,012           Peru, NY Central School District, 3.00%
                       BANs, 7/15/2005                                         9,381,365
   4,000,000     2     Port Authority of New York and New Jersey,
                       (PT-1847) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Merrill Lynch & Co., Inc. LIQ)                    4,000,000
   4,605,000     2      Port Authority of New York and New Jersey,
                       (PT-440), 1.40% TOBs (FGIC INS)/(Merrill
                       Lynch & Co., Inc. LIQ), Optional Tender
                       4/21/2005                                               4,605,000
   15,000,000          Port Authority of New York and New Jersey,
                       (Series 1989-2) Weekly VRDNs                            15,000,000
   15,000,000           Port Authority of New York and New Jersey,
                       (Series 1989-3/4) Weekly VRDNs                          15,000,000
   12,400,000          Port Authority of New York and New Jersey,
                       Equipment Note Agreement (Series 2002-1)
                       Weekly VRDNs                                            12,400,000
   6,185,000     2     Port Authority of New York and New Jersey,
                       PT-1755 Weekly VRDNs (JFK International Air
                       Terminal LLC)/(MBIA Insurance Corp.
                       INS)/(Merrill Lynch & Co., Inc. LIQ)                    6,185,000
   2,795,000           Rensselaer County, NY IDA, (Series 2002A)
                       Weekly VRDNs (Sage Colleges)/(Manufacturers
                       & Traders Trust Co., Buffalo, NY LOC)                   2,795,000
   5,235,000           Rensselaer County, NY IDA, Civic Facility
                       Revenue Bonds (Series 2003A) Weekly VRDNs
                       (WMHT Educational
                       Telecommunications)/(Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC)                             5,235,000
   4,500,000           Riverhead, NY IDA, IDRB (Series 1998) Weekly
                       VRDNs (Altaire Pharmaceuticals, Inc.)/
                       (Mellon Bank NA, Pittsburgh LOC)                        4,500,000
   4,980,000           Rockland County, NY IDA, (Series 1999)
                       Weekly VRDNs (Assisted Living at Northern
                       Riverview, Inc.)/(Manufacturers & Traders
                       Trust Co., Buffalo, NY LOC)                             4,980,000
   4,735,000           Rockland County, NY IDA, (Series 2001)
                       Weekly VRDNs (Gussack Realty Co./Tappan Wire
                       and Cable, Inc.)/(Bank of New York LOC)                 4,735,000
   2,480,000           Rockland County, NY IDA, (Series 2002:
                       Northern Manor Multicare Center) Weekly
                       VRDNs (Northern Services Group,
                       Inc.)/(Manufacturers & Traders Trust Co.,
                       Buffalo, NY LOC)                                        2,480,000
   2,805,665           Saranac, NY Central School District, 2.75%
                       BANs, 6/30/2005                                         2,818,092
   14,086,610          Schalmont, NY Central School District, 2.00%
                       BANs, 6/16/2005                                         14,086,610
   965,000             Schenectady, NY IDA, (Series 1995A) Weekly
                       VRDNs (Fortitech Holding Corp.)/(Fleet
                       National Bank LOC)                                      965,000
   1,760,000           Southeast, NY IDA, IDRB (Series 1995) Weekly
                       VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase
                       Bank, N.A. LOC)                                         1,760,000
   5,667,000           St. Lawrence County, NY IDA, (Series 2002)
                       Weekly VRDNs (Canton-Potsdam Hospital)/(Key
                       Bank, N.A. LOC)                                         5,667,000
   480,000             Suffolk County, NY IDA Weekly VRDNs (YM-YWHA
                       of Suffolk)/(Citibank NA, New York LOC)                 480,000
   2,030,000           Suffolk County, NY IDA, (Series 1997B)
                       Weekly VRDNs (Maryhaven Center of Hope)/(Key
                       Bank, N.A. LOC)                                         2,030,000
   5,500,000           Syracuse, NY IDA, (Series 2003A) Weekly
                       VRDNs (Crouse Health Hospital, Inc.)/
                       (Manufacturers & Traders Trust Co., Buffalo,
                       NY LOC)                                                 5,500,000
   795,000       2     Triborough Bridge & Tunnel Authority, NY,
                       PUTTERs (Series 304) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(J.P. Morgan Chase &
                       Co. LIQ)                                                795,000
   9,440,000           Triborough Bridge & Tunnel Authority, NY,
                       Subordinate Revenue Bonds (Series 2000A)
                       Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank,
                       N.A. LIQ)                                               9,440,000
   1,625,000           Ulster County, NY IDA, (Series 2001A) Weekly
                       VRDNs (Northeast Panel & Truss LLC)/(ABN
                       AMRO Bank NV, Amsterdam LOC)                            1,625,000
   3,600,000     2     United Nations, NY Development Corp.,
                       PT-2087 Weekly VRDNs (Merrill Lynch & Co.,
                       Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)               3,600,000
   7,500,000           Walden Village, NY IDA, IDRB (Series 1994)
                       Weekly VRDNs (Spence Engineering Co.)/
                       (Wachovia Bank N.A. LOC)                                7,500,000
   8,479,000           Waterloo, NY Central School District, 3.00%
                       BANs, 6/20/2005                                         8,521,648
   1,900,000           Wayne County, NY IDA, (Series 1999) Weekly
                       VRDNs (Paul T. Freund Corporation
                       Facility)/(JPMorgan Chase Bank, N.A. LOC)               1,900,000
   18,165,646          Webutuck, NY Central School District, 3.00%
                       BANs, 12/16/2005                                        18,281,656
   1,220,000           Westchester County, NY IDA, (Series 2001)
                       Weekly VRDNs (Hunterbrook Ridge at
                       Fieldhome, Inc.)/(Comerica Bank LOC)                    1,220,000
   3,290,000           Westchester County, NY IDA, (Series 2002)
                       Weekly VRDNs (The Masters School)/(Allied
                       Irish Banks PLC LOC)                                    3,290,000
   4,500,000           Westchester County, NY IDA, (Series 2004)
                       Weekly VRDNs (Northern Westchester Hospital
                       Association)/(Commerce Bank NA, Cherry Hill,
                       NJ LOC)                                                 4,500,000
   3,995,000           Westchester County, NY IDA, (Series 2004A)
                       Weekly VRDNs (Aviation Services Group
                       LLC)/(SunTrust Bank LOC)                                3,995,000
   5,150,000           Wyoming County, NY IDA, (Series 1999A)
                       Weekly VRDNs (TPI Arcade, Inc.)/(Amsouth
                       Bank N.A., Birmingham LOC)                              5,150,000
   3,435,000           Yates County, NY IDA, (Series 2003-A) Weekly
                       VRDNs (Keuka College)/(Key Bank, N.A. LOC)              3,435,000
                       Total                                                   997,567,821
                       Puerto Rico--0.5%
   5,000,000           Puerto Rico Government Development Bank
                       (GDB), 1.90% CP, Mandatory Tender 4/12/2005             5,000,000
                       Total municipal Investments--100.6%
                       (at amortized cost) 3                                   1,002,567,821
                       other assets and liabilities--net--(0.6)%                  (5,896,086)
                       total net assets--100%                                  $996,671,735

       Securities that are subject to federal alternative minimum tax (AMT) represent 23.3% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       Tier Rating Percentages Based on Total Market Value

                  First Tier        Second Tier
                  96.8%             3.2%


2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $307,355,000 which represents 30.8% of total net assets.

3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter(s) of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PUTTERs     --Puttable Tax Exempt  Receipts
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
SWP         --Swap Agreement
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes





























North Carolina Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                         Value
                          Short-Term Municipals--103.6%1
                          North Carolina--99.3%
$  20,819,000       2      ABN AMRO MuniTOPS Certificates Trust (North
                          Carolina Non-AMT)/(Series 1998-23), 1.22%
                          TOBs (Mission Health, Inc.)/(MBIA Insurance
                          Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                          LIQ), Optional Tender 2/2/2005                     $    20,819,000
   4,340,000              Alexander County, NC Industrial Facilities &
                          PCFA, (Series 1997) Weekly VRDNs (Mitchell
                          Gold Co., Inc.)/(SouthTrust Bank LOC)                   4,340,000
   1,665,000              Brunswick County, NC Industrial Facilities
                          and PCFA, (Series 1998) Weekly VRDNs
                          (Turnage Properties LLC)/(RBC Centura Bank
                          LOC)                                                    1,665,000
   2,410,000              Catawba County, NC Industrial Facilities &
                          PCFA, (Series 1998) Weekly VRDNs (Centro,
                          Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)             2,410,000
   1,100,000              Catawba County, NC Industrial Facilities &
                          PCFA, (Series 2001) Weekly VRDNs (McLin
                          Creek Partners LLC)/(Wachovia Bank N.A. LOC)            1,100,000
   2,900,000              Chatham, NC Industrial Facilities &
                          Pollution Control Funding Authority, (Series
                          2001) Weekly VRDNs (Townsends,
                          Inc.)/(Wilmington Trust Co. LOC)                        2,900,000
   1,615,000              Cleveland County, NC Industrial Facilities
                          and PCFA, (Series 1990) Weekly VRDNs
                          (MetalsAmerica, Inc. Project)/(PNC Bank,
                          N.A. LOC)                                               1,615,000
   650,000                Cleveland County, NC Industrial Facilities
                          and PCFA, Pollution Control Revenue Bonds
                          (Series 1995) Weekly VRDNs (Grover
                          Industries, Inc. Project)/(Bank of America
                          N.A. LOC)                                               650,000
   3,440,000              Gaston County, NC Industrial Facilities and
                          PCFA, (Series 1997) Weekly VRDNs (Thermoform
                          Plastic, Inc.)/(Bank of America N.A. LOC)               3,440,000
   2,820,000              Guilford County, NC Industrial Facilities &
                          PCFA, (Series 1999) Weekly VRDNs (FFNC,
                          Inc.)/(Harris Trust & Savings Bank, Chicago
                          LOC)                                                    2,820,000
   1,600,000              Guilford County, NC Industrial Facilities &
                          PCFA, (Series 2002) Weekly VRDNs (YMCA of
                          Greensboro)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                      1,600,000
   2,500,000              Guilford County, NC Industrial Facilities &
                          PCFA, (Series 2003) Weekly VRDNs (YMCA of
                          Greensboro)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                      2,500,000
   5,225,000              Halifax County, NC Industrial Facilities &
                          PCFA Weekly VRDNs (Flambeau Airmold
                          Project)/(Wells Fargo Bank Minnesota N.A.
                          LOC)                                                    5,225,000
   7,245,000              Halifax County, NC Industrial Facilities &
                          PCFA, (Series 1993) Daily VRDNs
                          (Westmoreland LG&E)/(Dexia Credit Local LOC)            7,245,000
   26,000,000             Hertford County, NC Industrial Facilities &
                          PCFA, (Series 2000A) Weekly VRDNs (Nucor
                          Corp.)                                                  26,000,000
   4,000,000              Johnson County, NC Industrial Facilities &
                          PCFA, (Series 2000) Weekly VRDNs (Flanders
                          Corp.)/(Fleet National Bank LOC)                        4,000,000
   4,745,000              Johnson County, NC Industrial Facilities &
                          PCFA, (Series 2001) Weekly VRDNs (Walthom
                          Group)/(SouthTrust Bank LOC)                            4,745,000
   930,000                McDowell County, NC Industrial Facilities
                          and PCFA, (Series 2002) Weekly VRDNs
                          (Corpening YMCA)/(Branch Banking & Trust
                          Co., Winston-Salem LOC)                                 930,000
   3,200,000              Mecklenberg County, NC Industrial Facilities
                          & PCFA Industrial Development, (Series 2000)
                          Weekly VRDNs (Ehren-Haus Industries,
                          Inc.)/(Wachovia Bank N.A. LOC)                          3,200,000
   4,800,000              Mecklenberg County, NC Industrial Facilities
                          & PCFA Industrial Development, (Series 2001)
                          Weekly VRDNs (Stefano Foods, Inc.)/(J.P.
                          Morgan Chase Bank, N.A. LOC)                            4,800,000
   950,000                Mecklenburg County, NC, (Series 1996) Weekly
                          VRDNs (YMCA of Greater Charlotte)/
                          (Wachovia Bank N.A. LOC)                                950,000
   1,295,000              New Hanover County, NC PCR Financial
                          Authority Weekly VRDNs (Efson, Inc.)/(Branch
                          Banking & Trust Co., Winston-Salem LOC)                 1,295,000
   3,500,000              New Hanover County, NC PCR Financial
                          Authority, (Series 1984) Weekly VRDNs
                          (American Hoist & Derrick Co.
                          Project)/(Fleet National Bank LOC)                      3,500,000
   1,440,000              North Carolina Capital Facilities Finance
                          Agency, (Series 2001) Weekly VRDNs (Mars
                          Hill College)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                      1,440,000
   475,000                North Carolina Capital Facilities Finance
                          Agency, (Series 2001) Weekly VRDNs (Pfeiffer
                          University)/(Wachovia Bank N.A. LOC)                    475,000
   4,775,000              North Carolina Capital Facilities Finance
                          Agency, (Series 2001) Weekly VRDNs (Queens
                          College)/(Bank of America N.A. LOC)                     4,775,000
   2,960,000              North Carolina Capital Facilities Finance
                          Agency, (Series 2002) Weekly VRDNs (Cannon
                          School, Inc.)/(SunTrust Bank LOC)                       2,960,000
   1,500,000              North Carolina Capital Facilities Finance
                          Agency, (Series 2004) Weekly VRDNs (Campbell
                          University)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                      1,500,000
   4,995,000        2     North Carolina Eastern Municipal Power
                          Agency, (PT-824) Weekly VRDNs (Merrill Lynch
                          & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                          LOC)                                                    4,995,000
   4,376,500        2     North Carolina Eastern Municipal Power
                          Agency, (Series 2004-955d) Weekly VRDNs
                          (AMBAC INS)/(Morgan Stanley LIQ)                        4,376,500
   2,545,000        2      North Carolina Eastern Municipal Power
                          Agency, MERLOTS (Series 2001 A75), 1.30%
                          TOBs (United States Treasury COL)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 4/13/2005               2,545,000
   7,950,000        2      North Carolina Eastern Municipal Power
                          Agency, MERLOTS (Series 2000 A41), 2.11%
                          TOBs (United States Treasury COL)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 11/10/2005              7,950,000
   9,220,000        2      North Carolina Eastern Municipal Power
                          Agency, MERLOTS (Series 2002-A22), 1.30%
                          TOBs (Wachovia Bank N.A. LIQ)/(United States
                          Treasury), Optional Tender 4/13/2005                    9,220,000
   5,420,000              North Carolina Educational Facilities
                          Finance Agency, (Series 1999) Weekly VRDNs
                          (North Carolina Wesleyan College)/(RBC
                          Centura Bank LOC)                                       5,420,000
   3,225,000        2     North Carolina HFA, (Series 2003 FR/RI-L17)
                          Weekly VRDNs (FSA INS)/(Lehman Brothers
                          Holdings, Inc. LIQ)                                     3,225,000
   4,830,000        2      North Carolina HFA, MERLOTS (Series
                          2002-A39), 1.80% TOBs (AMBAC INS)/(Wachovia
                          Bank N.A. LIQ), Optional Tender 7/20/2005               4,830,000
   4,770,000              North Carolina Medical Care Commission,
                          (Series 1999) Weekly VRDNs (Cross Road Rest
                          and Retirement Center, Inc.)/(RBC Centura
                          Bank LOC)                                               4,770,000
   13,110,000             North Carolina Medical Care Commission,
                          (Series 2001) Weekly VRDNs (Aldersgate
                          Retirement Community, Inc.)/(Branch Banking
                          & Trust Co., Winston-Salem LOC)                         13,110,000
   1,705,000              North Carolina Medical Care Commission,
                          (Series 2001) Weekly VRDNs (Rutherford
                          Hospital, Inc.)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                      1,705,000
   8,500,000              North Carolina Medical Care Commission,
                          (Series 2001A) Weekly VRDNs (Moses H. Cone
                          Memorial)                                               8,500,000
   4,900,000              North Carolina Medical Care Commission,
                          (Series 2001B) Weekly VRDNs (Moses H. Cone
                          Memorial)                                               4,900,000
   10,000,000             North Carolina Medical Care Commission,
                          (Series 2003C) Weekly VRDNs (Givens Estates
                          )/(Bank of Scotland, Edinburgh LOC)                     10,000,000
   9,000,000              North Carolina Medical Care Commission,
                          (Series 2004A) Weekly VRDNs (Moses H. Cone
                          Memorial)                                               9,000,000
   3,500,000        2     North Carolina Medical Care Commission, ROCs
                          (Series 296) Weekly VRDNs (Rowan Regional
                          Medical Center)/(FSA INS)/(Citibank N.A.,
                          New York LIQ)                                           3,500,000
   10,245,000       2      North Carolina Municipal Power Agency No.
                          1, MERLOTS (Series 2000 A42), 2.11% TOBs
                          (MBIA Insurance Corp. INS)/(Wachovia Bank
                          N.A. LIQ), Optional Tender 11/10/2005                   10,245,000
   2,925,000        2     North Carolina Municipal Power Agency No. 1,
                          PUTTERs (Series 341) Weekly VRDNs (AMBAC
                          INS)/(J.P. Morgan Chase & Co. LIQ)                      2,925,000
   2,165,000        2     North Carolina Municipal Power Agency No. 1,
                          ROCs (Series 211) Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Citibank N.A., New
                          York LIQ)                                               2,165,000
   5,000,000        2      North Carolina State, (PT-413), 1.35% TOBs
                          (Merrill Lynch & Co., Inc. LIQ), Optional
                          Tender 4/21/2005                                        5,000,000
   5,440,000        2     North Carolina State, PT-2115 Weekly VRDNs
                          (Merrill Lynch & Co., Inc. LIQ)                         5,440,000
   1,000,000              Piedmont Triad Airport Authority, NC Weekly
                          VRDNs (Triad International Maintenance
                          Corp.)/(Citibank N.A., New York LOC)                    1,000,000
   2,400,000              Randolph County, NC Industrial Facilities
                          and PCFA, (Series 1996) Weekly VRDNs
                          (Ornamental Mouldings, Inc.)/(Toronto
                          Dominion Bank LOC)                                      2,400,000
   1,740,000              Robeson County, NC Industrial Facilities and
                          PCFA, (Series 1999) Weekly VRDNs (Rempac
                          Foam Corp.)/(J.P. Morgan Chase Bank, N.A.
                          LOC)                                                    1,740,000
   200,000                Rockingham County, NC Industrial Facilities
                          and PCFA, (Series 1997) Weekly VRDNs
                          (McMichael Mills, Inc.)/(Wachovia Bank N.A.
                          LOC)                                                    200,000
   340,000                Sampson County, NC Industrial Facilities and
                          Pollution Control Financing Authority,
                          (Series 1997) Weekly VRDNs (DuBose
                          Strapping, Inc.)/(Wachovia Bank N.A. LOC)               340,000
   4,600,000              Wilson County, NC PCA, (Series 1994) Weekly
                          VRDNs (Granutec, Inc.)/(Bank of Nova Scotia,
                          Toronto LOC)                                            4,600,000
   1,300,000              Wilson County, NC PCA, (Series 1999) Weekly
                          VRDNs (Quality Truck Bodies & Repair,
                          Inc.)/(Wachovia Bank N.A. LOC)                          1,300,000
                          Total                                                   254,300,500
                          Puerto Rico--4.3%
   5,000,000              Puerto Rico Government Development Bank
                          (GDB), 1.90% CP, Mandatory Tender 4/12/2005             5,000,000
   915,000          2     Puerto Rico HFA, (Series 2003 FR/RI-L30J)
                          Weekly VRDNs (GNMA COL)/(Lehman Brothers
                          Holdings, Inc. LIQ)                                     915,000
   5,085,000        2     Puerto Rico Highway and Transportation
                          Authority, Floater Certificates 2001-586
                          Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)             5,085,000
                          Total                                                   11,000,000
                          Total MUNICIPAL Investments--103.6%
                           (at amortized cost)3                                   265,300,500
                          OTHER ASSETS AND LIABILITIES NET--(3.6)%                 (9,333,558)
                          TOTAL NET ASSETS--100%                              $    255,966,942

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 36.9% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.
       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:

       Tier Rating Percentages Based on Total Market Value (unaudited)

             First Tier        Second Tier
             100.0%            0.0%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $93,235,500 which represents 36.4% of total net assets.
3      Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940,
as amended.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
COL         --Collateralized
CP          --Commercial Paper
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
PCA         --Pollution Control Authority
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PRF         --Prerefunded
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligations Participating Securities
VRDNs       --Variable Rate Demand Notes









Ohio Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                                                                        Value
                         Short-Term Municipals --99.7%1
                         Ohio--99.8%
$   6,200,000      2     ABN AMRO MuniTOPS Certificates Trust (Ohio
                         Non-AMT)/(Series 2004-14) Weekly VRDNs
                         (Columbus, OH City School District)/(FSA
                         INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             $     6,200,000
    3,000,000            Akron, Bath & Copley, OH Joint Township,
                         (Series 2002) Weekly VRDNs (Sumner on
                         Ridgewood, Inc.)/(KBC Bank N.V. LOC)                     3,000,000
    10,000,000           Akron, Bath & Copley, OH Joint Township,
                         (Series 2004B) Weekly VRDNs (Summa Health
                         System)/(JPMorgan Chase Bank, N.A. LOC)                  10,000,000
    1,700,000      2     Akron, OH, ROCs (Series 259) Weekly VRDNs
                         (FGIC INS)/(Citibank NA, New York LIQ)                   1,700,000
    7,725,000            Ashland County, OH Health Care, (Series
                         1999) Weekly VRDNs (Brethren Care, Inc.)/
                         (FirstMerit Bank, N.A. LOC)                              7,725,000
    1,330,000            Avon, OH, 1.35% BANs, 4/14/2005                          1,330,648
    2,670,000            Belmont County, OH, 3.00% BANs, 11/16/2005               2,690,639
    6,230,000            Clark County, OH, (Series 1999) Weekly VRDNs
                         (Ohio Masonic Home)/(AMBAC INS)/(Harris
                         Trust & Savings Bank, Chicago LIQ)                       6,230,000
    8,140,000            Clark County, OH, (Series 2001) Weekly VRDNs
                         (Ohio Masonic Home)/(AMBAC INS)/
                         (JPMorgan Chase Bank, N.A. LIQ)                          8,140,000
    2,900,000            Clayton, OH, 3.05% BANs, 6/15/2005                       2,908,434
    3,135,000            Clermont County, OH, Variable Rate IDRBs
                         (Series 1997) Weekly VRDNs (Buriot
                         International, Inc.)/(PNC Bank, N.A. LOC)                3,135,000
    2,560,000            Columbiana County, OH, (Series 1999) Weekly
                         VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC)                2,560,000
    1,000,000            Coshocton, OH, 1.75% BANs, 2/25/2005                     1,000,356
    2,940,000            Cuyahoga County, OH Health Care Facilities,
                         (Series 2001) Weekly VRDNs (Gardens of
                         McGregor & Amasa Stone)/(Key Bank, N.A. LOC)             2,940,000
    4,825,000            Cuyahoga County, OH Hospital Authority,
                         (Series 1998-II) Weekly VRDNs (W.O. Walker
                         Center, Inc.)/(AMBAC INS)/(Key Bank, N.A.
                         LIQ)                                                     4,825,000
    4,000,000            Cuyahoga County, OH IDA Weekly VRDNs (Prince
                         Plating, Inc.)/(Bank of Nova Scotia, Toronto
                         LOC)                                                     4,000,000
    1,205,000            Cuyahoga County, OH IDA Weekly VRDNs
                         (Sure-Foot Industires, Inc.)/(FirstMerit
                         Bank, N.A. LOC)                                          1,205,000
    2,145,000            Cuyahoga County, OH IDA Weekly VRDNs (Watt
                         Printers)/(National City Bank, Ohio LOC)                 2,145,000
    1,995,000            Cuyahoga County, OH IDA, (Series 1997)
                         Weekly VRDNs (Northstar Plastics, Inc.)/
                         (JPMorgan Chase Bank, N.A. LOC)                          1,995,000
    1,995,000            Cuyahoga County, OH IDA, (Series 1999)
                         Weekly VRDNs (Kowalski Heat Treating Co.)/
                         (FirstMerit Bank, N.A. LOC)                              1,995,000
    14,400,000           Cuyahoga County, OH, (Series 1999) Weekly
                         VRDNs (National Terminal Apartments)/(Fleet
                         National Bank LOC)                                       14,400,000
    870,000              Delaware County, OH, IDRB (Series 1995)
                         Weekly VRDNs (Air Waves, Inc. Project)/(Key
                         Bank, N.A. LOC)                                          870,000
    2,500,000            Dublin, OH, Industrial Development Refunding
                         Revenue Bonds (Series 1997) Weekly VRDNs
                         (Witco Corp.)/(Fleet National Bank LOC)                  2,500,000
    6,673,000            Euclid, OH, 2.00% BANs, 3/3/2005                         6,677,717
    2,515,000            Franklin County, OH Hospital Facility
                         Authority Weekly VRDNs (Traditions at Mill
                         Run)/(Fifth Third Bank, Cincinnati LOC)                  2,515,000
    1,145,000            Franklin County, OH IDA Weekly VRDNs
                         (Promark Electronics, Inc.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                          1,145,000
    1,860,000            Franklin County, OH IDA Weekly VRDNs
                         (Unicorn Leasing Corp.)/(Fifth Third Bank,
                         Cincinnati LOC)                                          1,860,000
    2,050,000            Franklin County, OH IDA, (Series 1995)
                         Weekly VRDNs (Fabcon LLC Project)/(Wells
                         Fargo Bank Minnesota NA LOC)                             2,050,000
    2,500,000            Franklin County, OH Revenue, (Series 2000F)
                         Weekly VRDNs (Trinity Healthcare Credit
                         Group)                                                   2,500,000
    515,000              Franklin County, OH, Adjustable Rate Demand
                         Economic Development Revenue Refunding Bonds
                         (Series 1996) Weekly VRDNs (CPM
                         Investments)/(Huntington National Bank,
                         Columbus, OH LOC)                                        515,000
    6,840,000            Greene County, OH Hospital Facilities
                         Revenue Authority, (Series 1999A) Weekly
                         VRDNs (Med Health System)/(Key Bank, N.A.
                         LOC)                                                     6,840,000
    1,900,000            Greenhills, OH, (Series 2000) Fourth
                         Renewal, 2.35% BANs, 7/22/2005                           1,903,484
    4,900,000            Groveport, OH, Land Acquisition and
                         Improvement, 3.00% BANs, 1/18/2006                       4,922,963
    3,500,000            Hamilton County, OH Hospital Facilities
                         Authority, (Series 2002A) Weekly VRDNs (The
                         Elizabeth Gamble Deaconess Home
                         Association)/(JPMorgan Chase Bank, N.A. LOC)             3,500,000
    2,165,000            Hamilton County, OH Hospital Facilities
                         Authority, (Series B) Revenue Bonds Weekly
                         VRDNs (Health Alliance of Greater
                         Cincinnati)/(MBIA Insurance Corp.
                         INS)/(Credit Suisse First Boston LIQ)                    2,165,000
    2,975,000            Hamilton County, OH, (Series 2000A) Weekly
                         VRDNs (Deaconess Long Term Care, Inc.)/
                         (Lasalle Bank, N.A. LOC)                                 2,975,000
    4,190,000            Hamilton County, OH, (Series 2001A) Weekly
                         VRDNs (MLB Hilltop Health Facilities, Inc.)/
                         (FirstMerit Bank, N.A. LOC)                              4,190,000
    8,000,000            Hamilton County, OH, (Series 2004) Weekly
                         VRDNs (Block 3 Project)/(Bank of New York
                         and Citizens Bank of Pennsylvania LOCs)                  8,000,000
    8,250,000            Hamilton County, OH, (Series 2004) Weekly
                         VRDNs (Stratford Heights)/(Bank of New York
                         and Citizens Bank of Pennsylvania LOCs)                  8,250,000
    2,000,000            Hamilton, OH Multi-Family Housing, (Series
                         2003A: Knollwood Crossing II Apartments)
                         Weekly VRDNs (Pedcor Investments-2003-LIX
                         LP)/(Federal Home Loan Bank of Indianapolis
                         LOC)                                                     2,000,000
    5,265,000            Henry County, OH, (Series 1996) Weekly VRDNs
                         (Automatic Feed Co.)/(Huntington National
                         Bank, Columbus, OH LOC)                                  5,265,000
    1,500,000            Huber Heights, OH, 1.30% BANs, 4/1/2005                  1,500,550
    1,885,000            Huber Heights, OH, 2.50% BANs, 8/19/2005                 1,886,648
    580,000        2     Huber Heights, OH, IDRB (Series 1994) Weekly
                         VRDNs (Lasermike, Inc. Project)/(Key Bank,
                         N.A. LOC)                                                580,000
    6,500,000            Knox County, OH, (Series 2004) Weekly VRDNs
                         (Knox Community Hospital)/(National City
                         Bank, Ohio LOC)                                          6,500,000
    2,665,000            Lake County, OH, (Series 1996) Weekly VRDNs
                         (Apsco Properties Ltd.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                          2,665,000
    2,040,000            Lorain County, OH Weekly VRDNs (Ohio
                         Metallurgical Service, Inc.)/(FirstMerit
                         Bank, N.A. LOC)                                          2,040,000
    2,205,000            Lorain Port Authority, OH, (Series 1994)
                         Weekly VRDNs (Spitzer Great Lakes Ltd.,
                         Inc.)/
                         (JPMorgan Chase Bank, N.A. LOC)                          2,205,000
    545,000              Lorain Port Authority, OH, Adjustable Rate
                         Demand Port Development Refunding Revenue
                         Bonds (Series 1996) Weekly VRDNs (Spitzer
                         Project)/(JPMorgan Chase Bank, N.A. LOC)                 545,000
    8,305,000            Lorain Port Authority, OH, IDRB (Series
                         1996) Weekly VRDNs (Brush Wellman, Inc.)/
                         (JPMorgan Chase Bank, N.A. LOC)                          8,305,000
    55,000               Lucas County, OH Weekly VRDNs (Sunshine
                         Children's Home)/(National City Bank, Ohio
                         LOC)                                                     55,000
    2,250,000            Mahoning County, OH Hospital Facilities,
                         (Series B) Weekly VRDNs (Forum Group, Inc.)/
                         (MBIA Insurance Corp. INS)/(JPMorgan Chase
                         Bank, N.A. LIQ)                                          2,250,000
    3,190,000            Mahoning County, OH Multifamily HFA Weekly
                         VRDNs (International Towers, Inc.)/(U.S.
                         Bank, NA LOC)                                            3,190,000
    2,625,000            Mansfield, OH, 2.50% BANs, 8/25/2005                     2,637,325
    2,993,000            Massillon, OH, 2.67% BANs, 12/7/2005                     3,002,907
    7,400,000            Medina County, OH, (Series 1997) Weekly
                         VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG
                         (GTD) LOC)                                               7,400,000
    1,240,000            Medina County, OH, (Series 1998) Weekly
                         VRDNs (Michael Day Enterprises)/(Key Bank,
                         N.A. LOC)                                                1,240,000
    1,695,000            Mentor, OH, (Series 1997) Weekly VRDNs
                         (Risch Investments/Roll Kraft, Inc.)/(Key
                         Bank, N.A. LOC)                                          1,695,000
    1,400,000            Miami County, OH, 2.04% BANs, 7/27/2005                  1,401,259
    2,450,000            Middletown, OH Weekly VRDNs (Bishop Fenwick
                         High School)/(JPMorgan Chase Bank, N.A. LOC)             2,450,000
    3,650,000            Obetz, OH, 2.54% BANs, 12/6/2005                         3,655,698
    6,165,000            Ohio HFA Multifamily Housing, 2.00% TOBs
                         (Lincoln Park Associates)/(Citizens Bank of
                         Pennsylvania LOC), Optional Tender 5/1/2005              6,165,000
    205,000        2     Ohio HFA, Variable Rate Certificates (Series
                         2001-I) Weekly VRDNs (GNMA COL)/(Bank of
                         America N.A. LIQ)                                        205,000
    10,800,000           Ohio State Air Quality Development
                         Authority, (Series 2001) Weekly VRDNs (PPG
                         Industries, Inc.)                                        10,800,000
    1,485,000            Ohio State Higher Educational Facilities
                         Commission, Pooled Financing (Series 2003A)
                         Weekly VRDNs (Fifth Third Bank, Cincinnati
                         LOC)                                                     1,485,000
    2,000,000            Ohio State Water Development Authority,
                         (Series 2002) Weekly VRDNs (PEL Technologies
                         LLC)/(Key Bank, N.A. LOC)                                2,000,000
    2,175,000            Ohio State, Solid Waste Revenue Bonds
                         (Series 1998) Daily VRDNs (BP Exploration &
                         Oil, Inc.)/(BP PLC GTD)                                  2,175,000
    8,175,000            Ohio Waste Development Authority Solid
                         Waste, (Series 2002) Daily VRDNs (BP
                         Products North America, Inc.)/(BP PLC GTD)               8,175,000
    6,800,000            Ohio Waste Development Authority Solid
                         Waste, Refunding (Series 2002) Daily VRDNs
                         (BP Products North America, Inc.)/(BP PLC
                         GTD)                                                     6,800,000
    4,690,000            Parma Heights, OH, 2.50% BANs, 9/22/2005                 4,707,622
    4,500,000            Perrysburg, OH, 1.80% BANs, 5/26/2005                    4,505,539
    2,420,000            Pickaway County, OH IDA Weekly VRDNs (Crane
                         Plastics)/(JPMorgan Chase Bank, N.A. LOC)                2,420,000
    330,000              Pickerington, OH, 2.00% BANs, 9/2/2005                   330,377
    2,850,000            Portage County, OH IDA, Adjustable Rate
                         IDRBs (Series 1996) Weekly VRDNs (Barnette
                         Project)/(National City Bank, Ohio LOC)                  2,850,000
    4,315,000            Rossford, OH, 3.09% BANs, 6/16/2005                      4,328,111
    5,700,000            Stark County, OH IDR Weekly VRDNs (Shearer's
                         Foods, Inc.)/(National City Bank, Ohio LOC)              5,700,000
    735,000              Stark County, OH IDR, IDRB (Series 1996)
                         Weekly VRDNs (Foundations Systems and
                         Anchors, Inc. Project)/(JPMorgan Chase Bank,
                         N.A. LOC)                                                735,000
    815,000              Strongsville, OH Weekly VRDNs (Monarch
                         Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)             815,000
    610,000              Strongsville, OH, (Series 1994) Weekly VRDNs
                         (Nutro Machinery Corp.)/(Huntington National
                         Bank, Columbus, OH LOC)                                  610,000
    1,900,000            Strongsville, OH, 2.00% BANs, 6/30/2005                  1,901,520
    4,290,000            Summit County, OH IDA Weekly VRDNs (Gardner
                         Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)               4,290,000
    200,000              Summit County, OH IDA, (Series 1997) Weekly
                         VRDNs (Baker McMillen Co.)/(National City
                         Bank, Ohio LOC)                                          200,000
    1,380,000            Summit County, OH IDA, (Series 1997) Weekly
                         VRDNs (Malco Products, Inc.)/(JPMorgan Chase
                         Bank, N.A. LOC)                                          1,380,000
    1,985,000            Summit County, OH IDA, (Series 1998) Weekly
                         VRDNs (Waldonia Investment)/(Key Bank, N.A.
                         LOC)                                                     1,985,000
    1,330,000            Summit County, OH IDA, (Series 2000) Weekly
                         VRDNs (McHale Group)/(National City Bank,
                         Ohio LOC)                                                1,330,000
    3,515,000            Summit County, OH IDA, (Series 2001) Weekly
                         VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A.
                         LOC)                                                     3,515,000
    410,000              Summit County, OH IDA, 2.25% TOBs (Universal
                         Rack)/(National City Bank, Ohio LOC),
                         Optional Tender 3/1/2005                                 410,000
    700,000              Summit County, OH IDA, Adjustable Rate
                         IDRB's (Series 1996) Weekly VRDNs (Fomo
                         Products, Inc.)/(FirstMerit Bank, N.A. LOC)              700,000
    188,000              Summit County, OH IDA, Bonds (Series 1994)
                         Weekly VRDNs (Austin Printing Co., Inc.)/
                         (JPMorgan Chase Bank, N.A. LOC)                          188,000
    1,600,000            Summit County, OH IDA, Variable Rate IDRB's
                         (Series 1998A) Weekly VRDNs (Wintek Ltd.)/
                         (FirstMerit Bank, N.A. LOC)                              1,600,000
    2,000,000            Sylvania, OH City School District, 2.22%
                         BANs, 7/28/2005                                          2,003,618
    5,185,000            Toledo, OH, (Series 2004-2), 3.00% BANs,
                         5/19/2005                                                5,200,825
    2,000,000            Toledo-Lucas County, OH Port Authority,
                         Airport Development Revenue Bonds (Series
                         1996-1) Weekly VRDNs (Burlington Air
                         Express, Inc.)/(ABN AMRO Bank NV, Amsterdam
                         LOC)                                                     2,000,000
    1,000,000            Toledo-Lucas County, OH Port Authority, IDA
                         Weekly VRDNs (Medusa Corp.)/(Wachovia Bank
                         N.A. LOC)                                                1,000,000
    1,025,000            Trumbull County, OH IDA, IDR Refunding Bonds
                         (Series 1994) Weekly VRDNs (Churchill Downs,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                    1,025,000
    710,000              Tuscarawas County, OH, Adjustable Rate
                         IDRB's (Series 1995) Weekly VRDNs (Primary
                         Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)             710,000
    8,465,000      2     Westerville, OH City School District,
                         MERLOTS 2001-A34, 2.11% TOBs (MBIA Insurance
                         Corp. INS)/(Wachovia Bank N.A. LIQ),
                         Optional Tender 11/10/2005                               8,465,000
    545,000              Willoughby City, OH, IDR Refunding Bonds
                         (Series 1995A) Weekly VRDNs (Pine Ridge
                         Shopping Center Co. Project)/(U.S. Bank, NA
                         LOC)                                                     545,000
    605,000              Willoughby City, OH, IDR Revenue Bonds
                         (Series 1995 B) Weekly VRDNs (Pine Ridge
                         Shopping Center Co. Project)/(U.S. Bank, NA
                         LOC)                                                     605,000
    3,500,000            Wood County, OH, (Series 1999) Weekly VRDNs
                         (Dowa THT America, Inc.)/(Comerica Bank LOC)             3,500,000
    810,000              Wood County, OH, Williams Industriesl
                         Service Inc, Project Weekly VRDNs (Williams
                         Industrial Service, Inc.)/(Huntington
                         National Bank, Columbus, OH LOC)                         810,000
    6,985,000            Wooster, OH, Health Care Facilities Revenue
                         Bonds (Series 2003) Weekly VRDNs (West View
                         Manor)/(Fifth Third Bank, Cincinnati LOC)                6,985,000
    2,590,000            Youngstown, OH, (Series 1996A) Weekly VRDNs
                         (Cantar/Polyair Corp./Performa Corp.)/
                         (HSBC Bank USA LOC)                                      2,590,000
                         TOTAL MUNICIPAL INVESTMENTS-99.7%
                         (AT AMORTIZED COST) 3                                    333,719,240
                         OTHER ASSETS AND LIABILITIES-NET-0.3%                    1,106,903
                         TOTAL NET ASSETS-100%                              $     334,826,143


        Securities that are subject to the federal alternative minimum tax
        (AMT) represent 40.2% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or
        MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
        Ratings are all considered rated in one of the two highest short-term rating categories.

        Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

        At January 31, 2005, the portfolio securities were rated as follows:
        Tier Rating Percentage Based on Total Market Value (unaudited)

        First Tier        Second Tier
        99.4%             0.6%


2       Denotes a restricted security, including securities purchased under
        Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
        At January 31, 2005, these securities amounted to $17,150,000 which represents 5.1% of total net assets.
3       Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at
January 31, 2005.

      Investment Valuation
     The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
    The following acronyms are used throughout this portfolio:
  AMBAC    --American Municipal Bond Assurance Corporation
  AMT      --Alternative Minimum Tax
  BANs     --Bond Anticipation Notes
  COL      --Collateralized
  FGIC     --Financial Guaranty Insurance Company
  FSA      --Financial Security Assurance
  GNMA     --Government National Mortgage Association
  GTD      --Guaranteed
  HFA      --Housing Finance Authority
  IDA      --Industrial Development Authority
  IDR      --Industrial Development Revenue
  IDRB(s)  --Industrial Development Revenue Bond(s)
  INS      --Insured
  LIQ      --Liquidity Agreement
  LOC(s)   --Letter(s) of  Credit
  MERLOTS  --Municipal Exempt Receipts -- Liquidity Optional Tender
           Series
  ROCs     --Reset Option Certificates
  TOBs     --Tender Option Bonds
  TOPS     --Trust Obligation Participating Securities
  VRDNs    --Variable Rate Demand Notes







Pennsylvania Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

    Principal
    Amount                                                                    Value
                        Short-Term Municipals --102.1%1
                        Pennsylvania--102.1%
$   9,145,000     2     ABN AMRO MuniTOPS Certificates Trust
                        (Pennsylvania Non-AMT)/(Series 2003-24)
                        Weekly VRDNs (Philadelphia, PA School
                        District)/(FSA INS)/(ABN AMRO Bank NV,
                        Amsterdam LIQ)                                     $  9,145,000
    2,680,000           Adams County, PA IDA, (Series 1999C) Weekly
                        VRDNs (Martin Limestone, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               2,680,000
    3,130,000           Adams County, PA IDA, (Series 2002) Weekly
                        VRDNs (Agricultural Commodities, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               3,130,000
    12,975,000          Adams County, PA IDA, (Series 2002) Weekly
                        VRDNs (Wellspan Properties, Inc.)/(AMBAC
                        INS)/(Allied Irish Banks PLC LIQ)                     12,975,000
    6,075,000           Adams County, PA IDA, (Series A of 1999)
                        Weekly VRDNs (Valley Quarries, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               6,075,000
    1,920,000           Adams County, PA IDA, (Series B of 1999)
                        Weekly VRDNs (Valley Quarries, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               1,920,000
    11,475,000          Allegheny County, PA HDA, (Series 2001B)
                        Weekly VRDNs (Covenant at South Hills)/(Key
                        Bank, N.A. LOC)                                       11,475,000
    2,000,000           Allegheny County, PA HDA, Variable Rate
                        Demand Hospital Revenue Bonds (Series B of
                        1998), 1.10% TOBs (South Hills Health
                        System)/(PNC Bank, N.A. LOC), Mandatory
                        Tender 4/1/2005                                       2,000,000
    2,000,000           Allegheny County, PA IDA, (Series 2002)
                        Weekly VRDNs (Our Lady of the Sacred Heart
                        High School)/(PNC Bank, N.A. LOC)                     2,000,000
    3,500,000           Allegheny County, PA IDA, (Series B of 1997)
                        Weekly VRDNs (Jewish Community
                        Center)/(National City Bank, Pennsylvania
                        LOC)                                                  3,500,000
    2,500,000           Allegheny County, PA IDA, (Series of 2002)
                        Weekly VRDNs (Carnegie Museums of
                        Pittsburgh)/(Citizens Bank of Pennsylvania
                        LOC)                                                  2,500,000
    740,000             Berks County, PA IDA Weekly VRDNs (ADC
                        Quaker Maid Meats)/(Wachovia Bank N.A. LOC)           740,000
    690,000             Berks County, PA IDA, (Series 1995) Weekly
                        VRDNs (Grafika Commercial Printing,
                        Inc.)/(Wachovia Bank N.A. LOC)                        690,000
    3,600,000           Berks County, PA IDA, (Series 1998) Weekly
                        VRDNs (Eastern Industries, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               3,600,000
    760,000             Bucks County, PA IDA Weekly VRDNs (Double H
                        Plastics, Inc.)/(Wachovia Bank N.A. LOC)              760,000
    1,505,000           Bucks County, PA IDA Weekly VRDNs
                        (Pennsylvania Associates)/(Wachovia Bank
                        N.A. LOC)                                             1,505,000
    1,660,000           Butler County, PA IDA, (Series 1994) Weekly
                        VRDNs (Lue-Rich Holding Co., Inc.)/(Lasalle
                        Bank, N.A. LOC)                                       1,660,000
    2,200,000           Butler County, PA IDA, (Series 1996 A)
                        Weekly VRDNs (Armco, Inc.)/(Fifth Third
                        Bank, Cincinnati LOC)                                 2,200,000
    3,500,000           Butler County, PA IDA, (Series 2000B) Weekly
                        VRDNs (Concordia Lutheran Ministries)/
                        (Radian Asset Assurance INS)/(Fleet National
                        Bank LIQ)                                             3,500,000
    4,000,000           Butler County, PA IDA, (Series A of 2004),
                        2.50% TOBs (Concordia Lutheran Ministries)/
                        (Fleet National Bank LOC), Mandatory Tender
                        5/1/2005                                              4,008,420
    3,485,000           Butler County, PA IDA, IDRB's (Series 1997)
                        Weekly VRDNs (Wise Business Forms, Inc.)/
                        (SouthTrust Bank LOC)                                 3,485,000
    10,700,000          Carbon County, PA IDA, (Series 2004), 2.60%
                        RANs (Horsehead Resource Development,
                        Inc.)/(JPMorgan Chase Bank, N.A. LOC),
                        12/9/2005                                             10,700,000
    155,000             Central Bucks, PA School District, (Series A
                        of 2000) Weekly VRDNs (FGIC INS)/(FGIC
                        Securities Purchase, Inc. LIQ)                        155,000
    3,335,000           Chester County, PA IDA, (Series 2000A)
                        Weekly VRDNs (Innovative Solutions and
                        Support, Inc.)/(PNC Bank, N.A. LOC)                   3,335,000
    5,050,000           Chester County, PA IDA, (Series A of 2000)
                        Weekly VRDNs (Devault Packing Co.,
                        Inc.)/(Fleet National Bank LOC)                       5,050,000
    1,700,000           Chester County, PA Intermediate Unit,
                        (Series 2003) Weekly VRDNs (PNC Bank, N.A.
                        LOC)                                                  1,700,000
    8,995,000     2     Clipper Tax-Exempt Certificates Trust
                        (Pennsylvania Non-AMT)/(Series 2003-9)
                        Weekly VRDNs (Pennsylvania State)/(FGIC
                        INS)/(State Street Bank and Trust Co. LIQ)            8,995,000
    6,800,000     2     Commonwealth of Pennsylvania, (Series
                        2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase
                        & Co. LIQ)                                            6,800,000
    7,953,500     2     Commonwealth of Pennsylvania, Floater
                        Certificates (Series 2001-696) Weekly VRDNs
                        (FSA INS)/(Morgan Stanley LIQ)                        7,953,500
    6,285,000     2     Commonwealth of Pennsylvania, Variable Rate
                        Certificates (Series 2001-F) Weekly VRDNs
                        (Bank of America N.A. LIQ)                            6,285,000
    1,595,000           Cumberland County, PA IDA, (Series 2001)
                        Weekly VRDNs (Industrial Harness Co.)/
                        (Wachovia Bank N.A. LOC)                              1,595,000
    8,140,000           Dauphin County, PA General Authority,
                        (Education and Health Loan Program, Series
                        1997) Weekly VRDNs (AMBAC INS)/(JPMorgan
                        Chase Bank, N.A. LIQ)                                 8,140,000
    1,600,000           Dauphin County, PA IDA, (Series 1998-A)
                        Weekly VRDNs (Key Ingredients,
                        Inc.)/(Citibank NA, New York LOC)                     1,600,000
    3,725,000           Dauphin County, PA IDA, (Series 2000) Weekly
                        VRDNs (Consolidated Scrap Resources,
                        Inc.)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                      3,725,000
    4,645,000           Dauphin County, PA IDA, Variable Rate
                        Economic Development Revenue Bonds (Series
                        1998-B) Weekly VRDNs (Key Ingredients,
                        Inc.)/(Citibank NA, New York LOC)                     4,645,000
    1,465,000           Delaware County, PA Authority, Hospital
                        Revenue Bonds (Series of 1996) Weekly VRDNs
                        (Crozer-Chester Medical Center)/(KBC Bank
                        N.V. LOC)                                             1,465,000
    12,580,000          East Hempfield Township, PA IDA, (Series of
                        1997) Weekly VRDNs (Mennonite Home)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               12,580,000
    19,105,000    2     Erie County, PA Hospital Authority Weekly
                        VRDNs (St. Vincent Health System)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               19,105,000
    570,000             Erie County, PA IDA Weekly VRDNs (SIPCO
                        Molding Technologies, Inc.)/(National City
                        Bank, Pennsylvania LOC)                               570,000
    13,700,000          Erie County, PA, 3.00% TRANs, 12/15/2005              13,781,586
    12,000,000          Erie, PA City School District, 2.75% TRANs,
                        6/30/2005                                             12,046,669
    2,900,000           Franconia Township, PA IDA, (Series 1997A)
                        Weekly VRDNs (Asher's Chocolates)/
                        (Commerce Bank NA, Cherry Hill, NJ LOC)               2,900,000
    1,655,000           Gettysburg Area IDA, (Series A of 1998)
                        Weekly VRDNs (Hanover Lantern, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               1,655,000
    1,460,000           Greene County, PA IDA, (Series 1999) Weekly
                        VRDNs (CWS Co., Inc.)/(Huntington National
                        Bank, Columbus, OH LOC)                               1,460,000
    9,700,000           Horizon Hospital System Authority, PA,
                        (Series 2002) Weekly VRDNs (St. Paul Homes)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               9,700,000
    745,000             Huntingdon County, PA IDA, (Series A) Weekly
                        VRDNs (Bonney Forge Corp.)/(Wachovia Bank
                        N.A. LOC)                                             745,000
    1,725,000           Jackson Township, PA IDA, (Series A of 1999)
                        Weekly VRDNs (Aerial Innovations, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               1,725,000
    2,500,000           Lancaster, PA IDA, (1988 Series C) Weekly
                        VRDNs (Henry Molded Products, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               2,500,000
    1,065,000           Lancaster, PA IDA, (1998 Series A) Weekly
                        VRDNs (Henry Molded Products, Inc.)/
                        (Manufacturers & Traders Trust Co., Buffalo,
                        NY LOC)                                               1,065,000
    3,120,000           Lancaster, PA IDA, (Series A of 2001) Weekly
                        VRDNs (Student Lodging and Student
                        Services)/(Fulton Bank LOC)                           3,120,000
    477,000             Lawrence County, PA IDA, (Series 2003)
                        Weekly VRDNs (Villa Maria Retirement
                        Center)/(Allied Irish Banks PLC LOC)                  477,000
    1,000,000           Lebanon County, PA Health Facilities
                        Authority, (Series 1999) Weekly VRDNs
                        (United Church of Christ Homes,
                        Inc.)/(Manufacturers & Traders Trust Co.,
                        Buffalo, NY LOC)                                      1,000,000
    1,000,000           Lehigh County, PA IDA, (Series 1997) Weekly
                        VRDNs (American Manufacturing Co., Inc.)/
                        (Wachovia Bank N.A. LOC)                              1,000,000
    2,700,000           Lehigh County, PA IDA, (Series of 2000)
                        Weekly VRDNs (P. R. E. USA, Inc./Suntuf
                        2000, Inc.)/(Wachovia Bank N.A. LOC)                  2,700,000
    6,120,000           McKean County, PA IDA, (Series 1997) Weekly
                        VRDNs (Keystone Powdered Metal Co.)/
                        (PNC Bank, N.A. LOC)                                  6,120,000
    2,300,000           Mercersburg Borough, PA General Purpose
                        Authority, (Series B of 2000) Weekly VRDNs
                        (Regents of the Mercersburg
                        College)/(Wachovia Bank N.A. LOC)                     2,300,000
    200,000             Montgomery County, PA IDA, (Series 1992)
                        Weekly VRDNs (RJI LP)/(National City Bank,
                        Pennsylvania LOC)                                     200,000
    1,060,000           Montgomery County, PA IDA, (Series 1997)
                        Weekly VRDNs (Palmer International, Inc.)/
                        (Citizens Bank of Pennsylvania LOC)                   1,060,000
    16,000,000          Montgomery County, PA IDA, (Series 2000)
                        Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG
                        LOC)                                                  16,000,000
    3,215,000           Montgomery County, PA IDA, (Series C) Weekly
                        VRDNs (Vari Corp.)/(Manufacturers & Traders
                        Trust Co., Buffalo, NY LOC)                           3,215,000
    3,740,000           Moon Township, PA IDA Weekly VRDNs (Airport
                        Hotel Associates)/(National City Bank,
                        Pennsylvania LOC)                                     3,740,000
    3,850,000           Northampton County, PA IDA, (Series 2001)
                        Weekly VRDNs (Nazareth Realty LLC)/(Fleet
                        National Bank LOC)                                    3,850,000
    1,300,000           Pennsylvania EDFA Weekly VRDNs (Industrial
                        Scientific Corp.)/(Mellon Bank NA,
                        Pittsburgh LOC)                                       1,300,000
    500,000             Pennsylvania EDFA, (1995 Series D2) Weekly
                        VRDNs (ARCO Enterprises, Inc./Ronald L.
                        Repasky, Sr. Project)/(PNC Bank, N.A. LOC)            500,000
    2,640,000           Pennsylvania EDFA, (Series 1998A) Weekly
                        VRDNs (Fourth Generation Realty LLC)/(PNC
                        Bank, N.A. LOC)                                       2,640,000
    5,000,000           Pennsylvania EDFA, (Series 2000) Weekly
                        VRDNs (Merck & Co., Inc.)                             5,000,000
    2,990,000           Pennsylvania EDFA, (Series 2000-F1) Weekly
                        VRDNs (Topcraft Precision Molders, Inc.)/
                        (Wachovia Bank N.A. LOC)                              2,990,000
    2,450,000           Pennsylvania EDFA, (Series 2000-F2) Weekly
                        VRDNs (HFH Realty Associates L.P. and
                        PreBLEND Products, Inc.)/(Wachovia Bank N.A.
                        LOC)                                                  2,450,000
    6,200,000           Pennsylvania EDFA, (Series 2005) Weekly
                        VRDNs (Westrum Harleysville II,
                        L.P.)/(Federal Home Loan Bank of Pittsburgh
                        LOC)                                                  6,200,000
    4,000,000           Pennsylvania EDFA, Wastewater Treatment
                        Revenue Refunding Bonds (Series 2004B)
                        Weekly VRDNs (Sunoco, Inc.)                           4,000,000
    8,995,000     2     Pennsylvania HFA, (Series 2002-JPMC-1)
                        Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)            8,995,000
    12,035,000    2     Pennsylvania HFA, MERLOTS (Series 1997K)
                        Weekly VRDNs (Wachovia Bank N.A. LIQ)                 12,035,000
    11,395,000    2     Pennsylvania HFA, PT-149, 1.66% TOBs (BNP
                        Paribas SA LIQ), Optional Tender 8/18/2005            11,395,000
    12,100,000    2     Pennsylvania HFA, Variable Rate Certificates
                        (Series 1999-65A) Weekly VRDNs (Bank of
                        America N.A. LIQ)                                     12,100,000
    4,000,000           Pennsylvania State Higher Education
                        Assistance Agency, (Series 2003 A-1) Weekly
                        VRDNs (AMBAC INS)/(Dexia Bank, Belgium LIQ)           4,000,000
    8,320,000     2     Pennsylvania State Higher Education
                        Facilities Authority, (PT-802) Weekly VRDNs
                        (Phoenixville Hospital)/(Lloyds TSB Bank
                        PLC, London LIQ)/(Lloyds TSB Bank PLC,
                        London LOC)                                           8,320,000
    3,200,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series 2002B) Weekly
                        VRDNs (Holy Family College)/(Commerce Bank
                        NA, Cherry Hill, NJ LOC)                              3,200,000
    1,800,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series B1), 1.95%
                        TOBs (Allentown College of St. Francis de
                        Sales)/(PNC Bank, N.A. LOC), Mandatory
                        Tender 11/1/2005                                      1,800,000
    3,600,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series F-2), 1.40%
                        TOBs (Robert Morris College)/(PNC Bank, N.A.
                        LOC), Mandatory Tender 5/1/2005                       3,600,000
    5,000,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series I-3), 1.95%
                        TOBs (Messiah College)/(Allied Irish Banks
                        PLC LOC), Mandatory Tender 11/1/2005                  5,000,000
    3,300,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series I-6) Weekly
                        VRDNs (York College of
                        Pennsylvania)/(Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC)                                 3,300,000
    5,300,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series J3), 1.40%
                        TOBs (King's College)/(PNC Bank, N.A. LOC),
                        Mandatory Tender 5/1/2005                             5,300,000
    2,000,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series M-3), 2.00%
                        TOBs (York College of
                        Pennsylvania)/(Manufacturers & Traders Trust
                        Co., Buffalo, NY LOC), Mandatory Tender
                        11/1/2005                                             2,000,000
    3,205,000     2     Pennsylvania State Higher Education
                        Facilities Authority, ROCs (Series 1018)
                        Weekly VRDNs (AMBAC INS)/(Citigroup Global
                        Markets Holdings, Inc. LIQ)                           3,205,000
    2,000,000           Pennsylvania State Higher Education
                        Facilities Authority, (Series A7), 3.25%
                        TOBs (St. Joseph's University)/(Allied Irish
                        Banks PLC LOC), Mandatory Tender 10/1/2005            2,013,679
    2,890,000     2     Pennsylvania State, Floater Custodial
                        Residual and Variable Securities(Series
                        2005-2) Weekly VRDNs (FSA INS)/(BNP Paribas
                        SA LIQ)                                               2,890,000
    4,500,000           Philadelphia, PA Authority for Industrial
                        Development Weekly VRDNs (30th Street Ltd.
                        LP)/(MBIA Insurance Corp. INS)/(Royal Bank
                        of Scotland PLC, Edinburgh LIQ)                       4,500,000
    2,480,000           Philadelphia, PA Hospitals & Higher
                        Education Facilities Authority, (Series
                        2003) Weekly VRDNs (Thomas Jefferson
                        University Hospital)/(Commerce Bank NA,
                        Cherry Hill, NJ LOC)                                  2,480,000
    1,000,000           Philadelphia, PA Hospitals & Higher
                        Education Facilities Authority, (Series
                        2004) Weekly VRDNs (Philadelphia Protestant
                        Home)/(Fleet National Bank LOC)                       1,000,000
    7,545,000     2     Philadelphia, PA Redevelopment Authority,
                        MERLOTS (Series 2002-A27), 2.11% TOBs (FGIC
                        INS)/(Wachovia Bank N.A. LIQ), Optional
                        Tender 11/10/2005                                     7,545,000
    5,000,000           Philadelphia, PA School District, 3.00%
                        TRANs, 6/30/2005                                      5,027,917
    2,000,000     2     Philadelphia, PA Water & Wastewater System,
                        Floater Certificates (Series 2001-773),
                        1.10% TOBs (FGIC INS)/(Morgan Stanley LIQ),
                        Optional Tender 3/31/2005                             2,000,000
    6,725,000           Schuylkill County, PA IDA, (Series 2000)
                        Weekly VRDNs (Fabcon East Corp. LLC)/(Wells
                        Fargo Bank Minnesota NA LOC)                          6,725,000
    2,875,000     2     Scranton-Lackawanna, PA Health & Welfare
                        Authority, MERLOTS (Series 2002-A18) Weekly
                        VRDNs (University of Scranton)/(AMBAC
                        INS)/(Wachovia Bank N.A. LIQ)                         2,875,000
    7,620,000           Southcentral Pennsylvania General Authority,
                        (Series 2003) Weekly VRDNs (AMBAC INS)/
                        (RBC Centura Bank LIQ)                                7,620,000
    7,635,000           Washington County, PA Hospital Authority,
                        (Series 2001B), 1.80% TOBs (Washington
                        Hospital, PA)/(PNC Bank, N.A. LOC),
                        Mandatory Tender 7/1/2005                             7,635,000
    4,000,000           Washington County, PA IDA, (Series 2000)
                        Weekly VRDNs (Presbyterian
                        SeniorCare-Southminister Place)/(Radian
                        Asset Assurance INS)/(National City Bank,
                        Pennsylvania LIQ)                                     4,000,000
    650,000             West Cornwall Township, PA Municipal
                        Authority, Revenue Bonds (Series 1995)
                        Weekly VRDNs (Lebanon Valley Brethern Home
                        Project (PA))/(Wachovia Bank N.A. LOC)                650,000
    3,195,000           York County, PA IDA, (Series A of 2000)
                        Weekly VRDNs (UL Holdings)/(Manufacturers &
                        Traders Trust Co., Buffalo, NY LOC)                   3,195,000
    2,500,000           York County, PA IDA, Limited Obligation
                        Revenue Bonds (Series 1997) Weekly VRDNs
                        (Metal Exchange Corp.)/(Comerica Bank LOC)            2,500,000
    2,750,000           York County, PA IDA, Variable Rate Demand
                        Limited Obligation Revenue Bonds (Series
                        1996) Weekly VRDNs (Metal Exchange
                        Corp.)/(Comerica Bank LOC)                            2,750,000
                        TOTAL MUNICIPAL INVESTMENTS-102.3%
                        (AT AMORTIZED COST) 3                                 451,043,771
                        OTHER ASSETS AND LIABILITIES-NET-(2.3)%               (10,054,917)
                        TOTAL NET ASSETS-100%                              $  440,988,854


       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 43.6% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).
1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings, are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January 31, 2005, the portfolio securities were rated as follows:
       Tier Rating Percentage Based on Total Market Value

       First Tier         Second Tier
       99.1%              0.9%

2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $129,643,500 which represents 29.4% of total net assets.
3      Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

  AMBAC    --American Municipal Bond Assurance Corporation
  AMT      --Alternative Minimum Tax
  EDFA     --Economic Development Financing Authority
  FGIC     --Financial Guaranty Insurance Company
  FSA      --Financial Security Assurance
  HDA      --Hospital Development Authority
  HFA      --Housing Finance Authority
  IDA      --Industrial Development Authority
  IDRBs    --Industrial Development Revenue Bonds
  INS      --Insured
  LIQ      --Liquidity Agreement
  LOC      --Letter of Credit
  MERLOTS  --Municipal Exempt Receipts -- Liquidity Optional Tender Series
  RANs     --Revenue Anticipation Notes
  ROCs     --Reset Option Certificates
  TOBs     --Tender Option Bonds
  TOPS     --Trust Obligation Participating Securities
  TRANs    --Tax and Revenue Anticipation Notes
  VRDNs    --Variable Rate Demand Notes











Virginia Municipal Cash Trust
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                        Value
                     Short-Term Municipals--101.8%1
                     Puerto Rico--4.4%
$  3,976,500      2  Commonwealth of Puerto Rico (Series 2002-746d),
                     Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)           $     3,976,500
   6,000,000      2  Puerto Rico Highway and Transportation Authority,
                     Floater Certificates 2001-586 Weekly VRDNs (FSA
                     INS)/(Morgan Stanley LIQ)                                   6,000,000
   10,000,000     2  Puerto Rico Infrastructure Financing Authority
                     (Series 2000-483), 1.83% TOBs (Puerto Rico
                     Infrastructure Financing Authority, Special
                     Obligation 2000 A)/(Morgan Stanley LIQ), Optional
                     Tender 10/13/2005                                           10,000,000
                     Total                                                       19,976,500
                     Virginia--97.4%
   22,160,000     2  ABN AMRO MuniTOPS Certificates Trust (Virginia
                     Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,
                     VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV,
                     Amsterdam LIQ)                                              22,160,000
   3,780,000         Alexandria, VA IDA (Series 1999), Weekly VRDNs
                     (Church Schools in the Diocese of
                     Virginia)/(SunTrust Bank LOC)                               3,780,000
   9,205,000      2  Alexandria, VA Redevelopment and Housing Authority
                     (PT-1444), Weekly VRDNs (Park at
                     Landmark)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill
                     Lynch & Co., Inc. LOC)                                      9,205,000
   14,920,000     2  Alexandria, VA Redevelopment and Housing Authority
                     (PT-1554), Weekly VRDNs (3001 Park Center
                     Apartments)/(Merrill Lynch & Co., Inc.
                     LIQ)/(Merrill Lynch & Co., Inc. LOC)                        14,920,000
   1,645,000         Arlington County, VA IDA, 3.00% Bonds, 8/1/2005             1,656,683
   5,865,000      2  Arlington County, VA, ROCs (Series 6011), Weekly
                     VRDNs (Citibank N.A., New York LIQ)                         5,865,000
   2,320,000         Bedford County, VA IDA (Series 1999), Weekly VRDNs
                     (David R. Snowman and Carol J. Snowman)/(SunTrust
                     Bank LOC)                                                   2,320,000
   2,700,000         Botetourt County, VA IDA, (Series 2001), Weekly
                     VRDNs (Altec Industries, Inc.)/(Amsouth Bank N.A.,
                     Birmingham LOC)                                             2,700,000
   6,500,000         Campbell County, VA IDA Weekly VRDNs
                     (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)          6,500,000
   6,280,000      2  Capital Region Airport Commission, VA, ROCs
                     (Series 5031), Weekly VRDNs (FSA INS)/
                     (Citigroup Global Markets Holdings, Inc. LIQ)               6,280,000
   3,570,000         Carroll County, VA IDA, IDRB (Series 1995),Weekly
                     VRDNs (Kentucky Derby Hosiery Co., Inc.
                     Project)/(JPMorgan Chase Bank, N.A. LOC)                    3,570,000
   3,500,000         Charles City County, VA EDA, (Series 2004A),
                     Weekly VRDNs (Waste Management, Inc.)/
                     (JPMorgan Chase Bank, N.A. LOC)                             3,500,000
   530,000           Charlottesville, VA IDA, IDR Refunding Bonds,
                     2.15% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co.
                     Americas LOC) 6/1/2005                                      530,000
   1,570,000         Chesterfield County, VA IDA (Series 1998), Weekly
                     VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC)            1,570,000
   2,500,000         Chesterfield County, VA IDA (Series 1999), Weekly
                     VRDNs (Honeywell International, Inc.)                       2,500,000
   3,475,000         Chesterfield County, VA IDA (Series 2001A), Weekly
                     VRDNs (Super Radiator Coils LP)/
                     (Lasalle Bank, N.A. LOC)                                    3,475,000
   9,995,000      2  Clipper Tax-Exempt Certificates Trust (Virginia
                     Non-AMT)/(Series 2003-6), Weekly VRDNs
                     (Chesapeake, VA)/(FGIC INS)/(State Street Bank and
                     Trust Co. LIQ)                                              9,995,000
   10,000,000     2  Clipper Tax-Exempt Certificates Trust (Virginia
                     Non-AMT)/(Series 2004-6), Weekly VRDNs (Loudoun
                     County, VA)/(State Street Bank and Trust Co. LIQ)           10,000,000
   5,800,000         Danville, VA IDA (Series 1997), Weekly VRDNs
                     (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC)             5,800,000
   3,760,000         Fairfax County, VA EDA (Series 1995), Weekly VRDNs
                     (American Society of Civil Engineers Foundation,
                     Inc.)/(SunTrust Bank LOC)                                   3,760,000
   5,850,000         Fairfax County, VA EDA (Series 2001), Weekly VRDNs
                     (The Langley School)/(SunTrust Bank LOC)                    5,850,000
   8,720,000         Fairfax County, VA EDA (Series 2001), Weekly VRDNs
                     (Young Men's Christian Association of Metropolitan
                     Washington)/(Manufacturers & Traders Trust Co.,
                     Buffalo, NY LOC)                                            8,720,000
   2,415,000         Fairfax County, VA EDA (Series 2002), Weekly VRDNs
                     (Wolf Trap Foundation for the Performing
                     Arts)/(Bank of America N.A. LOC)                            2,415,000
   5,430,000         Fairfax County, VA EDA (Series 2003), Weekly VRDNs
                     (George Mason University Foundation,
                     Inc.)/(SunTrust Bank LOC)                                   5,430,000
   1,000,000         Fairfax County, VA IDA, 5.20% Bonds (Inova Health
                     System), 8/15/2005                                          1,018,489
   1,790,000         Fauquier County, VA IDA Weekly VRDNs (Warrenton
                     Development Co.)/(Fleet National Bank LOC)                  1,790,000
   3,000,000         Fredericksburg, VA IDA (Series 2001 A-1), Weekly
                     VRDNs (Forest Village Apartments)/
                     (SunTrust Bank LOC)                                         3,000,000
   2,835,000         Hampton, VA IDA (Series 1998), Weekly VRDNs (Waste
                     Management, Inc.)/(Wachovia Bank N.A. LOC)                  2,835,000
   5,000,000         Hampton, VA Redevelopment & Housing Authority
                     (Series 1998), Weekly VRDNs (Township
                     Apartments)/(FNMA LOC)                                      5,000,000
   19,915,000     2  Harrisonburg, VA Redevelopment & Housing Authority
                     (PT-485), 1.70% TOBs (Rolling Brook Village
                     Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional
                     Tender 9/8/2005                                             19,915,000
   1,480,000         Henrico County, VA EDA (Series 2001), Weekly VRDNs
                     (JAS-LCS LLC)/(Wachovia Bank N.A. LOC)                      1,480,000
   4,885,000         Henrico County, VA EDA (Series 2003), Weekly VRDNs
                     (Lewis Ginter Botanical Garden, Inc.)/(SunTrust
                     Bank LOC)                                                   4,885,000
   13,250,000        Henrico County, VA EDA (Series 2003B), Weekly
                     VRDNs (Westminster-Canterbury of Richmond)/(KBC
                     Bank NV LOC)                                                13,250,000
   2,430,000         Henrico County, VA EDA, (Series 2003B), Weekly
                     VRDNs (Westminster-Canterbury of Richmond)/(KBC
                     Bank NV LOC)                                                2,430,000
   22,150,000        James City County, VA IDA (Series 1997), Weekly
                     VRDNs (Riverside Health System)                             22,150,000
   1,400,000         King George County IDA, VA (Series 1996), Weekly
                     VRDNs (Garnet of Virginia, Inc.)/(J.P. Morgan
                     Chase Bank, N.A. LOC)                                       1,400,000
   2,270,000      2  Loudoun County , VA Sanitation Authority, ROCs
                     (Series 6511), Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Citibank N.A., New York LIQ)                          2,270,000
   10,260,000        Loudoun County, VA IDA (Series 2001), Daily VRDNs
                     (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)          10,260,000
   3,900,000         Loudoun County, VA IDA (Series 2001), Weekly VRDNs
                     (Ashburn Volunteer Fire and Rescue
                     Department)/(Wachovia Bank N.A. LOC)                        3,900,000
   9,000,000         Loudoun County, VA IDA (Series 2003B), Weekly
                     VRDNs (Howard Hughes Medical Institute)                     9,000,000
   6,500,000         Loudoun County, VA (Series 1998), 2.25% TOBs
                     (Signature Flight Support Corp.)/(Bayerische
                     Landesbank Girozentrale LOC), Optional Tender
                     6/1/2005                                                    6,500,000
   7,115,000         Loudoun County, VA (Series 2004A), 3.25% Bonds,
                     5/1/2005                                                    7,145,153
   1,135,000         Mecklenburg County, VA IDA, IDRB Weekly VRDNs
                     (Harden Manufacturing Corp.)/
                     (Columbus Bank and Trust Co., GA LOC)                       1,135,000
   1,075,000         Mecklenburg County, VA IDA, IDRB Weekly VRDNs
                     (Smith Land Holdings LLC)/(Columbus Bank and Trust
                     Co., GA LOC)                                                1,075,000
   3,260,000      2  Metropolitan Washington, DC Airports Authority
                     (PT-1991), Weekly VRDNs (FSA INS)/(Merrill Lynch &
                     Co., Inc. LIQ)                                              3,260,000
   4,640,000      2  Metropolitan Washington, DC Airports Authority
                     (PT-736), Weekly VRDNs (MBIA Insurance Corp.
                     INS)/(Danske Bank A/S LIQ)                                  4,640,000
   3,850,000         New Kent County, VA (Series 1999), Weekly VRDNs
                     (Basic Construction Co. LLC)/(SunTrust Bank LOC)            3,850,000
   2,600,000         Newport News, VA EDA (Series 1998), Weekly VRDNs
                     (Jefferson Point Development)/
                     (Credit Suisse First Boston LOC)                            2,600,000
   9,320,000         Newport News, VA EDA Oyster Point Town Center
                     Weekly VRDNs (Newport News, VA)/
                     (SunTrust Bank LIQ)                                         9,320,000
   3,195,000         Newport News, VA IDA (Series 1997), Weekly VRDNs
                     (Iceland Seafood Corp.)/(SunTrust Bank LOC)                 3,195,000
   4,300,000         Newport News, VA IDA (Series 2004), Weekly VRDNs
                     (CNU Warwick LLC)/(Bank of America N.A. LOC)                4,300,000
   3,825,000         Newport News, VA Redevelopment & Housing Authority
                     (River Park Towers: Series 1999), Weekly VRDNs
                     (TVO River Park Partners LP)/(FNMA LOC)                     3,825,000
   2,350,000         Newport News, VA Redevelopment & Housing Authority
                     (Series 2001A), Weekly VRDNs (Admiral Pointe
                     Apartments)/(SunTrust Bank LOC)                             2,350,000
   3,000,000         Norfolk, VA Redevelopment and Housing Authority
                     (Series 2003-A), Weekly VRDNs (Old Dominion
                     University)/(Bank of America N.A. LOC)                      3,000,000
   5,640,000         Prince William County, VA IDA (Series 2001),
                     Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC)           5,640,000
   495,000           Pulaski County, VA IDA (Series 1995), Weekly VRDNs
                     (Balogh Real Estate Ltd. Partnership Mar-Bal
                     Inc.)/(JPMorgan Chase Bank, N.A. LOC)                       495,000
   695,000           Richmond, VA IDA (Series 1997), Weekly VRDNs (PM
                     Beef)/(U.S. Bank, N.A. LOC)                                 695,000
   4,055,000         Richmond, VA Redevelopment & Housing Authority
                     Weekly VRDNs (Greystone Place
                     Apartments)/(SunTrust Bank LOC)                             4,055,000
   6,000,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-2), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(National City Bank, Ohio LOC)                 6,000,000
   7,000,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-4), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(National City Bank, Ohio LOC)                 7,000,000
   5,910,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-5), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(Bayerische Landesbank Girozentrale
                     INV)                                                        5,910,000
   3,555,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-6), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(Bayerische Landesbank Girozentrale
                     INV)                                                        3,555,000
   7,000,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-9), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(National City Bank, Ohio LOC)                 7,000,000
   7,000,000         Richmond, VA Redevelopment & Housing Authority
                     (Series B-10), Weekly VRDNs (Richmond, VA Red
                     Tobacco Row)/(Bayerische Landesbank Girozentrale
                     INV)                                                        7,000,000
   5,795,000         Richmond, VA Redevelopment & Housing Authority
                     Multi-Family Refunding Revenue Bonds (Series
                     1997), Weekly VRDNs (Newport Manor)/(Columbus Bank
                     and Trust Co., GA LOC)                                      5,795,000
   5,000,000         Richmond, VA, 3.50% RANs, 6/28/2005                         5,030,758
   2,670,000         Roanoke County, VA IDA (Series 2000), Weekly VRDNs
                     (Nordt Properties LLC)/(SunTrust Bank LOC)                  2,670,000
   5,300,000         Roanoke, VA IDA (Series 2002D), Daily VRDNs
                     (Carilion Health System Obligated Group)                    5,300,000
   8,055,000         Rockingham County, VA IDA (Series 2003), Weekly
                     VRDNs (Sunnyside Presbyterian Home)/(Branch
                     Banking & Trust Co. of Virginia LOC)                        8,055,000
   870,000           South Hill, VA IDA (Series 1997), Weekly VRDNs
                     (International Veneer Co., Inc.)/(JPMorgan Chase
                     Bank, N.A. LOC)                                             870,000
   2,275,000         Staunton, VA IDA (Series 1999A), Weekly VRDNs
                     (Specialty Blades, Inc.)/(SunTrust Bank LOC)                2,275,000
   1,130,000         Tazewell County, VA IDA  (Series 1993), Weekly
                     VRDNs (Seville Properties Bluefield)/(Huntington
                     National Bank, Columbus, OH LOC)                            1,130,000
   3,750,000      2  Virginia Beach, VA Development Authority
                     (PT-2505), Weekly VRDNs (Princess Anne House
                     Seniors Community LP)/(Merrill Lynch & Co., Inc.
                     LIQ)/(Merrill Lynch & Co., Inc. LOC)                        3,750,000
   2,320,000         Virginia Beach, VA IDA (Series 2001), Weekly VRDNs
                     (S & H Co.)/(Wachovia Bank N.A. LOC)                        2,320,000
   1,000,000         Virginia Beach, VA, 5.00% Bonds, 3/1/2005                   1,002,972
   14,000,000        Virginia College Building Authority (Series 2002),
                     Weekly VRDNs (Shenandoah University)/
                     (Branch Banking & Trust Co. of Virginia LOC)                14,000,000
   6,100,000      2  Virginia Commonwealth Transportation Board,
                     Floater Certificates (Series 2001-727), Weekly
                     VRDNs (Virginia State)/(Morgan Stanley LIQ)                 6,100,000
   3,150,000         Virginia Peninsula Port Authority (Series 2001),
                     Weekly VRDNs (Tidewater Fibre Corp.)/
                     (Wachovia Bank N.A. LOC)                                    3,150,000
   3,420,000      2  Virginia Port Authority, MERLOTS (Series 1997M),
                     Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                     Bank N.A. LIQ)                                              3,420,000
   4,585,000         Virginia Resources Authority, Water and Sewer
                     (Series 1997), Weekly VRDNs (Henrico County,
                     VA)/(SunTrust Bank LIQ)                                     4,585,000
   3,190,000         Virginia Small Business Financing Authority Weekly
                     VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC)          3,190,000
   1,960,000         Virginia Small Business Financing Authority
                     (Series 2000), Weekly VRDNs (Virginia-Carolina
                     Forest Products, Inc.)/(RBC Centura Bank LOC)               1,960,000
   3,900,000         Virginia Small Business Financing Authority
                     (Series 2001), Weekly VRDNs (Ennstone, Inc.)/
                     (Wachovia Bank N.A. LOC)                                    3,900,000
   4,880,000      2  Virginia State Public Building Authority, Floater
                     Certificates (Series 1998-131), Weekly VRDNs (MBIA
                     Insurance Corp. INS)/(Morgan Stanley LIQ)                   4,880,000
   5,575,000      2  Virginia State Public School Authority, (1997
                     Resolution) MERLOTS (Series 2001-A121), 2.11% TOBs
                     (Virginia State GTD)/(Wachovia Bank N.A. LIQ),
                     Optional Tender 11/10/2005                                  5,575,000
   1,000,000         Virginia State, 5.375% Bonds, 6/1/2005                      1,012,731
   5,642,000         Williamsburg, VA IDA (Series 1988), Weekly VRDNs
                     (Colonial Williamsburg Foundation Museum)/(Bank of
                     America N.A. LOC)                                           5,642,000
                     Total                                                       446,243,786
                     Total municipal Investments---101.8% (at amortized
                     cost)3                                                      466,220,286
                     other assets and liabilities---net---(1.8)%                 (8,300,568)
                     total net assets---100%                               $     457,919,718

       Securities that are subject to the federal alternative minimum tax
       (AMT) represent 33.3% of the Fund's portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or
       MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch
       Ratings are all considered rated in one of the two highest short-term rating categories.

       Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

       At January  31, 2005, the portfolio securities were rated as follows:

       Tier Rating Percentages Based on Total Market Value (unaudited)

              First Tier       Second Tier
              100.0%           0.0%
2      Denotes a restricted security, including securities purchased under
       Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $152,211,500 which represents 33.2% of total net assets.
3      Also represents cost for federal tax purposes.

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2005.
Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.

The following acronyms are used throughout this portfolio:
AMT         --Alternative Minimum Tax
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
IDA         --Industrial Development Authority
IDR         --Industrial Development Revenue
IDRB        --Industrial Development Revenue Bond
INS         --Insured
INV         --Investment Agreement
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender
            Series
RANs        --Revenue Anticipation Notes
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes







Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005